UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21774
First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Dow Jones Select
MicroCap Index Fund
FDM | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Dow Jones Select MicroCap Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Select MicroCap Index Fund	$64	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.73% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Russell 2000® Index, which returned 11.54% for the same Period.
During the Period, the greatest allocation in the Fund went to securities in the Financials sector. This sector’s average weight in the Fund was 27.2% and contributed 5.1% to the Fund’s overall return. The greatest contribution to the Fund’s return was 6.9% from the allocation to the Industrials sector. The greatest source of drag for the Fund came from investments in the Consumer Discretionary sector, which caused a -2.2% drag in the Fund.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Dow Jones Select MicroCap Index Fund	12.73%	7.76%	9.08%
Dow Jones Select MicroCap IndexSM	13.43%	8.60%	9.82%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%
Visit  www.ftportfolios.com/etf/FDM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$177,447,912
Total number of portfolio holdings	143
Total advisory fee paid	$789,760
Portfolio turnover rate	71%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Turning Point Brands, Inc.	1.8%
Vimeo, Inc.	1.7%
Solaris Energy Infrastructure, Inc.	1.7%
Centrus Energy Corp., Class A	1.7%
Limbach Holdings, Inc.	1.5%
Mizuho Financial Group, Inc.	1.5%
RBC Dominion Securities, Inc.	1.4%
BJ's Restaurants, Inc.	1.4%
Central Pacific Financial Corp.	1.4%
Hackett Group (The), Inc.	1.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Select MicroCap IndexSM (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust Morningstar
Dividend Leaders Index Fund
FDL | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Morningstar Dividend Leaders Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Morningstar Dividend Leaders Index Fund	$47	0.43%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.98% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
During the Period, the greatest allocation in the Fund was 19.4% to the Financials sector, which contributed 3.9% to the Fund’s overall return and were greatest source of return for the Fund. The most negative contribution to the Fund’s return came from investments in the Materials sector, which caused a -0.4% drag in the Fund.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Morningstar Dividend Leaders Index Fund	16.98%	8.90%	9.55%
Morningstar® Dividend Leaders IndexSM	17.49%	9.45%	10.10%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Visit  www.ftportfolios.com/etf/FDL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$4,451,266,050
Total number of portfolio holdings	96
Total advisory fee paid	$12,291,397
Portfolio turnover rate	46%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AbbVie, Inc.	8.4%
Verizon Communications, Inc.	8.2%
Chevron Corp.	7.6%
Pfizer, Inc.	7.5%
Philip Morris International, Inc.	6.0%
Altria Group, Inc.	5.0%
International Business Machines Corp.	4.4%
United Parcel Service, Inc., Class B	3.5%
Gilead Sciences, Inc.	2.9%
Duke Energy Corp.	2.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.

First Trust US Equity Opportunities ETF
FPX | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust US Equity Opportunities ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust US Equity Opportunities ETF	$63	0.56%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 25.02% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Russell 3000® Index, which returned 23.81% for the same Period.
During the Period, the two sectors with the greatest allocation were also the most positive contributors to the Fund’s overall return. The Fund allocated 25.4% to the Industrials sector, which contributed 5.8% to the Fund’s overall return. The Fund also allocated 23.6% to the Information Technology sector, which contributed 12.1% to the Fund’s overall return. The most negative contribution to return came from the Health Care sector, which caused -1.5% drag in the Fund.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust US Equity Opportunities ETF	25.02%	8.70%	9.66%
IPOX®-100 U.S. Index	25.71%	9.24%	10.21%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 3000® Index	23.81%	13.86%	12.55%
Visit  www.ftportfolios.com/etf/FPX for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$783,452,632
Total number of portfolio holdings	103
Total advisory fee paid	$2,961,296
Portfolio turnover rate	77%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	6.9%
AppLovin Corp., Class A	6.8%
Carrier Global Corp.	6.4%
Samsara, Inc., Class A	6.1%
DoorDash, Inc., Class A	4.3%
GE Vernova, Inc.	3.8%
Constellation Energy Corp.	3.6%
Kenvue, Inc.	3.0%
Duolingo, Inc.	2.7%
CrowdStrike Holdings, Inc., Class A	2.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.

First Trust NYSE® Arca®
Biotechnology Index Fund
FBT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust NYSE® Arca® Biotechnology Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NYSE® Arca® Biotechnology Index Fund	$56	0.54%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.76% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the S&P Composite 1500® Health Care Index, which returned 2.81% for the same Period.
During the Period, the Fund was highly concentrated in the Biotechnology industry, which received a 76.2% allocation in the Fund. However, the investments in the Pharmaceuticals industry contributed 3.9% to the Fund’s overall return, the most of any industry. Investments in the Life Sciences Tools & Services industry contributed -1.1% to the Fund’s return, and was the only industry with a negative return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust NYSE® Arca® Biotechnology Index Fund	5.76%	2.34%	5.07%
NYSE® Arca® Biotechnology Index	6.28%	2.83%	5.58%
S&P Composite 1500® Health Care Index	2.81%	7.70%	9.18%
Nasdaq® Biotechnology Index	-0.57%	3.40%	3.72%
S&P 500® Index	25.02%	14.53%	13.10%
Visit  www.ftportfolios.com/etf/FBT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$1,111,743,523
Total number of portfolio holdings	31
Total advisory fee paid	$4,666,445
Portfolio turnover rate	71%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Exelixis, Inc.	4.4%
ACADIA Pharmaceuticals, Inc.	4.2%
Natera, Inc.	4.2%
Neurocrine Biosciences, Inc.	4.1%
Argenx SE, ADR	3.9%
Corcept Therapeutics, Inc.	3.8%
Intra-Cellular Therapies, Inc.	3.8%
Gilead Sciences, Inc.	3.7%
Incyte Corp.	3.6%
Repligen Corp.	3.6%
Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FBT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC, is used with permission. “NYSE®” is a service/trade mark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Portfolios L.P. in connection with the First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Portfolios L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Dow Jones Internet Index Fund
FDN | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Dow Jones Internet Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Internet Index Fund	$56	0.49%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.52% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P Composite 1500® Information Technology Index, which returned 35.93% for the same Period.
During the Period, the Information Technology sector received the greatest allocation in the Fund with a 39.4% average weight. The allocation to this sector contributed 7.4% to the Fund’s return. The largest contribution to the Fund’s return came from the Communication Services sector, which had an average weight of 30.8% and contributed 12.6% to return. The only negatively contributing sector to the Fund’s return was the Health Care sector, which contributed -0.3%.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Dow Jones Internet Index Fund	30.52%	11.84%	14.79%
Dow Jones Internet Composite IndexSM	31.12%	12.41%	15.40%
S&P 500® Index	25.02%	14.53%	13.10%
S&P Composite 1500® Information Technology Index	35.93%	24.06%	21.94%
Visit  www.ftportfolios.com/etf/FDN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$6,803,638,493
Total number of portfolio holdings	44
Total advisory fee paid	$24,052,029
Portfolio turnover rate	32%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Amazon.com, Inc.	10.0%
Meta Platforms, Inc., Class A	9.7%
Netflix, Inc.	8.1%
Salesforce, Inc.	6.8%
Alphabet, Inc., Class A	5.6%
Arista Networks, Inc.	4.9%
Cisco Systems, Inc.	4.8%
Alphabet, Inc., Class C	4.6%
Booking Holdings, Inc.	4.4%
PayPal Holdings, Inc.	3.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Internet Composite IndexSM (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust Capital Strength® ETF
FTCS | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Capital Strength® ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® ETF	$55	0.52%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.21% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
During the Period, the Fund allocated 20.5% to the Industrials sector, which was the largest sector weight in the Fund. The second highest weight was the Financials sector, which had an average weight of 18.7%. The Financials sector contributed 4.1% to the Fund’s return, which was the largest positive return contribution of any sector. The Energy sector contributed -0.5% to return, which was the largest detractor to the Fund’s return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Capital Strength® ETF	11.21%	9.17%	10.16%
S&P 500® Index	25.02%	14.53%	13.10%
The Capital Strength IndexTM	11.81%	9.81%	10.83%
Visit  www.ftportfolios.com/etf/FTCS for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$8,581,233,143
Total number of portfolio holdings	51
Total advisory fee paid	$42,884,298
Portfolio turnover rate	87%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Walmart, Inc.	2.3%
Visa, Inc., Class A	2.3%
Cisco Systems, Inc.	2.2%
Snap-on, Inc.	2.2%
Costco Wholesale Corp.	2.2%
TJX (The) Cos., Inc.	2.2%
Packaging Corp. of America	2.2%
Mastercard, Inc., Class A	2.1%
Blackrock, Inc.	2.1%
Ameriprise Financial, Inc.	2.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTCS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Capital StrengthTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Value Line®
Dividend Index Fund
FVD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Value Line® Dividend Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Value Line® Dividend Index Fund	$64	0.61%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.00% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
During the Period, the Fund allocated 20.6% to the Industrials sector, which was the largest sector weight in the Fund. Financials, at 3.6%, contributed the most to the Fund’s return of any sector. Investments in the Communication Services sector caused the largest drag of any sector, contributing -0.2%.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Value Line® Dividend Index Fund	10.00%	6.26%	8.50%
Value Line® Dividend Index	10.74%	7.08%	9.35%
S&P 500® Index	25.02%	14.53%	13.10%
S&P 500® Value Index	12.29%	10.49%	10.01%
Dow Jones U.S. Select Dividend IndexSM	16.62%	8.86%	9.38%
Visit  www.ftportfolios.com/etf/FVD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$9,281,568,741
Total number of portfolio holdings	222
Total advisory fee paid	$47,250,167
Portfolio turnover rate	73%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Toyota Motor Corp., ADR	0.5%
Honda Motor Co., Ltd., ADR	0.5%
Starbucks Corp.	0.5%
Maximus, Inc.	0.5%
Target Corp.	0.5%
Cal-Maine Foods, Inc.	0.5%
America Movil S.A.B. de C.V., ADR	0.5%
Spire, Inc.	0.5%
Southwest Gas Holdings, Inc.	0.5%
Enbridge, Inc.	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FVD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.

First Trust Growth StrengthTM ETF
FTGS | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Growth StrengthTM ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTGS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM ETF	$65	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.87% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
During the Period, the Information Technology sector received the greatest allocation of any sector in the Fund with an average weight of 29.3%. The allocation to this sector contributed 6.8% to the Fund’s overall return, which was the greatest return contribution of any sector. The most negative contribution to the Fund’s return came from the Energy sector, at -1.1%. This sector also had an average weight of 9.0%.
FUND PERFORMANCE (October 25, 2022 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (10/25/22)
First Trust Growth StrengthTM ETF	15.87%	22.80%
The Growth Strength™ Index	16.62%	23.52%
S&P 500® Index	25.02%	23.18%
Visit  www.ftportfolios.com/etf/FTGS for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$909,410,740
Total number of portfolio holdings	51
Total advisory fee paid	$2,831,601
Portfolio turnover rate	102%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Deckers Outdoor Corp.	2.6%
Expedia Group, Inc.	2.4%
Netflix, Inc.	2.4%
Cadence Design Systems, Inc.	2.4%
Amazon.com, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
Arista Networks, Inc.	2.2%
Visa, Inc., Class A	2.2%
Dexcom, Inc.	2.2%
American Express Co.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTGS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Growth StrengthTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Indxx Aerospace & Defense ETF
MISL | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Indxx Aerospace & Defense ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MISL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Aerospace & Defense ETF	$66	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.44% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
During the Period, the Aerospace & Defense sub-industry received the greatest allocation of any sub-industry in the Fund with an average weight of 83.6%. The allocation to this sub-industry contributed 16.0% to the Fund’s overall return, the greatest return contribution of any sub-industry. No sub-industry had a material negative contribution to the Fund’s return.
FUND PERFORMANCE (October 25, 2022 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (10/25/22)
First Trust Indxx Aerospace & Defense ETF	20.44%	19.86%
Indxx US Aerospace & Defense Index	21.22%	20.57%
S&P 500® Index	25.02%	23.18%
S&P Composite 1500® Aerospace & Defense Index	15.30%	15.46%
Visit  www.ftportfolios.com/etf/MISL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$111,051,232
Total number of portfolio holdings	35
Total advisory fee paid	$433,937
Portfolio turnover rate	16%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Boeing (The) Co.	9.9%
RTX Corp.	7.9%
TransDigm Group, Inc.	7.6%
General Dynamics Corp.	7.4%
Lockheed Martin Corp.	6.8%
Howmet Aerospace, Inc.	4.4%
Curtiss-Wright Corp.	3.9%
HEICO Corp.	3.8%
Northrop Grumman Corp.	3.7%
Textron, Inc.	3.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MISL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust Bloomberg
Inflation Sensitive Equity ETF
FTIF | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Bloomberg Inflation Sensitive Equity ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTIF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Inflation Sensitive Equity ETF	$60	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.55% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
During the Period, the Energy sector received the greatest allocation of any sector in the Fund with an average weight of 33.7%. The allocation to this sector contributed -3.7% to the Fund’s overall return, which was the most negative return contribution of any sector. With an average weight of 27.2%, the Industrials sector contributed 4.7% to the Fund’s return, which was the greatest return contribution of any sector.
FUND PERFORMANCE (March 13, 2023 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (3/13/23)
First Trust Bloomberg Inflation Sensitive Equity ETF	0.55%	7.37%
Bloomberg Inflation Sensitive Equity Index	1.10%	8.01%
S&P 500® Index	25.02%	28.28%
Visit  www.ftportfolios.com/etf/FTIF for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$1,071,369
Total number of portfolio holdings	50
Total advisory fee paid	$9,176
Portfolio turnover rate	90%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ConocoPhillips	3.7%
Cummins, Inc.	2.6%
International Paper Co.	2.6%
Quanta Services, Inc.	2.6%
Packaging Corp. of America	2.6%
CRH PLC	2.6%
Jones Lang LaSalle, Inc.	2.6%
Westinghouse Air Brake Technologies Corp.	2.5%
Keysight Technologies, Inc.	2.5%
RTX Corp.	2.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTIF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg Inflation Sensitive Equity Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

First Trust NASDAQ-100
Equal Weighted Index Fund
QQEW | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust NASDAQ-100 Equal Weighted Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQEW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100 Equal Weighted Index Fund	$57	0.55%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.81% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Nasdaq-100® Index, which returned 25.88% for the same Period.
During the Period, the Fund allocated 38.1% to the Information Technology sector, by far the greatest allocation to any sector in the Fund. The Consumer Discretionary sector had the most positive contribution to return of any sector during the Period, with a 2.5% contribution to the Fund’s overall return. The most negative contribution to the Fund’s return came from investments in the Consumer Staples sector, which caused a -1.3% drag in the Fund.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust NASDAQ-100 Equal Weighted Index Fund	6.81%	11.68%	11.92%
Nasdaq-100 Equal WeightedTM Index	7.31%	12.24%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%
Nasdaq-100 Index®	25.88%	20.18%	18.53%
Visit  www.ftportfolios.com/etf/QQEW for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$1,859,605,340
Total number of portfolio holdings	103
Total advisory fee paid	$8,232,091
Portfolio turnover rate	26%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Diamondback Energy, Inc.	1.1%
Broadcom, Inc.	1.1%
Biogen, Inc.	1.1%
Starbucks Corp.	1.0%
Microchip Technology, Inc.	1.0%
GLOBALFOUNDRIES, Inc.	1.0%
Intel Corp.	1.0%
Coca-Cola Europacific Partners PLC	1.0%
Baker Hughes Co.	1.0%
Exelon Corp.	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QQEW to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Equal WeightedTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust NASDAQ-100-Technology
Sector Index Fund
QTEC | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust NASDAQ-100-Technology Sector Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QTEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100-Technology Sector Index Fund	$56	0.54%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.12% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Information Technology Index, which returned 36.61% for the same Period.
The largest industry allocations during the Period were the Semiconductors & Semiconductor Equipment industry at 42.3% and the Software industry at 37.4%. They contributed 3.3% and 2.7%, respectively, to the Fund’s return, which were the largest contributions to the Fund’s return since the Fund is so concentrated in these two industries. The most negative contribution to the Fund’s return came from investments in the IT Services industry which caused a -0.9% drag in the Fund.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust NASDAQ-100-Technology Sector Index Fund	7.12%	13.65%	16.40%
Nasdaq-100 Technology SectorTM Index	7.72%	14.32%	17.11%
S&P 500® Index	25.02%	14.53%	13.10%
S&P 500® Information Technology Index	36.61%	24.55%	22.35%
Visit  www.ftportfolios.com/etf/QTEC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$3,806,918,142
Total number of portfolio holdings	48
Total advisory fee paid	$15,522,440
Portfolio turnover rate	28%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Broadcom, Inc.	2.4%
Microchip Technology, Inc.	2.4%
GLOBALFOUNDRIES, Inc.	2.4%
Intel Corp.	2.4%
Advanced Micro Devices, Inc.	2.3%
Lam Research Corp.	2.3%
QUALCOMM, Inc.	2.3%
Texas Instruments, Inc.	2.3%
Analog Devices, Inc.	2.3%
KLA Corp.	2.3%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QTEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Technology SectorTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust NASDAQ-100 Ex-Technology
Sector Index Fund
QQXT | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQXT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	$62	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.73% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 1000® Index, which returned 24.51% for the same Period.
During the Period, the Fund allocated 20.0% to the Health Care sector, the largest of any sector. The largest contribution to the Fund’s return came from the Consumer Discretionary sector at 3.8%. The largest drag on the Fund’s return came from the Consumer Staples sector, which caused a
-2.2% drag in the Fund.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	6.73%	10.63%	9.50%
Nasdaq-100 Ex-Tech SectorTM Index	7.19%	11.15%	10.09%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 3000® Index	23.81%	13.86%	12.55%
Visit  www.ftportfolios.com/etf/QQXT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$111,827,843
Total number of portfolio holdings	57
Total advisory fee paid	$530,656
Portfolio turnover rate	27%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Diamondback Energy, Inc.	1.9%
Biogen, Inc.	1.9%
Starbucks Corp.	1.9%
Coca-Cola Europacific Partners PLC	1.8%
Baker Hughes Co.	1.8%
Exelon Corp.	1.8%
Monster Beverage Corp.	1.8%
Regeneron Pharmaceuticals, Inc.	1.8%
Ross Stores, Inc.	1.8%
Vertex Pharmaceuticals, Inc.	1.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QQXT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Ex-Tech SectorTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust NASDAQ® Clean Edge®
Green Energy Index Fund
QCLN | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Green Energy Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	$51	0.56%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -18.82% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 11.54% for the same Period.
During the Period, the largest average weight in the Fund was the Information Technology sector at 38.5%. This sector was also the largest drag on the Fund, contributing -9.5% to the Fund’s total return. The largest positive contributor to the Fund’s return was the Consumer Discretionary sector, which contributed 1.3%. This was also the only sector to materially contribute positive returns to the Fund during the Period.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	-18.82%	6.92%	7.76%
Nasdaq® Clean Edge® Green EnergyTM Index	-18.87%	7.20%	7.89%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%
Visit  www.ftportfolios.com/etf/QCLN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$548,439,213
Total number of portfolio holdings	55
Total advisory fee paid	$2,918,634
Portfolio turnover rate	29%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tesla, Inc.	9.1%
Rivian Automotive, Inc., Class A	7.0%
ON Semiconductor Corp.	6.9%
First Solar, Inc.	6.9%
Albemarle Corp.	5.2%
Lucid Group, Inc.	5.0%
RBC Dominion Securities, Inc.	4.0%
Bank of America Corp.	3.8%
Enphase Energy, Inc.	3.7%
Acuity Brands, Inc.	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCLN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Clean Edge®, and Nasdaq® Clean Edge® Green EnergyTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust S&P REIT Index Fund
FRI | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust S&P REIT Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P REIT Index Fund	$51	0.49%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.96% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 23.81% for the same Period.
During the Period, the Retail Real Estate Investment Trusts (“REITs”) category received the greatest allocation of any category in the Fund with an average weight of 16.7%. The allocation to this category contributed 2.4% to the Fund’s overall return. With a weight of 12.7%, the Health Care REITs category contributed 3.0% to the Fund’s return, which was the greatest return contribution of any category. The most negative contribution to the Fund’s return of -3.0% came from the Industrial REITs category which had an average weight of 15.0%.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust S&P REIT Index Fund	7.96%	3.80%	5.01%
S&P United States REIT Index	8.44%	4.30%	5.55%
FTSE EPRA/NAREIT North America Index	7.36%	3.26%	4.93%
Russell 3000® Index	23.81%	13.86%	12.55%
Visit  www.ftportfolios.com/etf/FRI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$176,521,238
Total number of portfolio holdings	138
Total advisory fee paid	$435,803
Portfolio turnover rate	7%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Prologis, Inc.	8.5%
Equinix, Inc.	7.9%
Welltower, Inc.	6.5%
Digital Realty Trust, Inc.	4.6%
Simon Property Group, Inc.	4.6%
Public Storage	4.1%
Realty Income Corp.	4.1%
Extra Space Storage, Inc.	2.8%
AvalonBay Communities, Inc.	2.7%
Iron Mountain, Inc.	2.7%
REIT Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FRI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust Water ETF
FIW | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Water ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Water ETF	$53	0.51%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.37% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 23.81% for the same Period.
During the Period, the largest sector allocation was the Industrials sector, with an average portfolio weight of 55.3%. This sector also contributed the most to the Fund’s return at 6.3%. The most negatively contributing sector was the Utilities sector. This sector carried an average weight of 16.6% and caused a -1.4% contribution to the Fund’s overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Water ETF	8.37%	11.96%	12.53%
ISE Clean Edge WaterTM Index	8.95%	12.76%	13.21%
Russell 3000® Index	23.81%	13.86%	12.55%
Visit  www.ftportfolios.com/etf/FIW for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$1,775,803,066
Total number of portfolio holdings	38
Total advisory fee paid	$6,860,223
Portfolio turnover rate	15%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Waters Corp.	4.5%
IDEX Corp.	4.3%
Pentair PLC	4.2%
Agilent Technologies, Inc.	4.0%
Roper Technologies, Inc.	3.9%
AECOM	3.9%
Ecolab, Inc.	3.9%
Veralto Corp.	3.8%
American Water Works Co., Inc.	3.7%
IDEXX Laboratories, Inc.	3.6%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FIW to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Clean Edge®, and ISE Clean Edge WaterTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Natural Gas ETF
FCG | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Natural Gas ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Natural Gas ETF	$58	0.57%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.98% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P Composite 1500® Energy Index, which returned 5.98% for the same Period.
During the Period, the Oil & Gas Exploration and Production sub-industry was the largest allocation in the Fund at 84.2%. This sub-industry contributed 2.1% to the Fund’s overall return. The Oil and Gas Storage and Transportation sub-industry received the second highest allocation by sub-industry at an average weight of 9.7% and contributed 2.8% to the Fund’s return. The most negative contribution to return came from the Integrated Oil & Gas sub-industry, which received only a single allocation, Occidental Petroleum Corporation. The 1.7% allocation to this security caused -0.7% drag to the Fund’s  overall return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Natural Gas ETF	3.98%	19.10%	-5.49%
ISE-Revere Natural GasTM Index	4.68%	18.68%	-5.60%
S&P Composite 1500® Energy Index	5.98%	12.11%	4.34%
Russell 3000® Index	23.81%	13.86%	12.55%
Visit  www.ftportfolios.com/etf/FCG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$402,372,855
Total number of portfolio holdings	45
Total advisory fee paid	$1,616,815
Portfolio turnover rate	38%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Hess Midstream, L.P., Class A	4.6%
Western Midstream Partners, L.P.	4.4%
Occidental Petroleum Corp.	4.4%
ConocoPhillips	4.2%
EQT Corp.	4.1%
EOG Resources, Inc.	4.0%
Expand Energy Corp.	3.9%
Diamondback Energy, Inc.	3.9%
APA Corp.	3.6%
Coterra Energy, Inc.	3.6%
Sub-Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and ISE-Revere Natural GasTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust NASDAQ®
ABA Community Bank Index Fund
QABA | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust NASDAQ® ABA Community Bank Index Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QABA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® ABA Community Bank Index Fund	$64	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.51% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P Composite 1500® Financials Index, which returned 29.78% for the same Period.
During the Period, 98.0% of the Fund was allocated to the Regional Banks sub-industry, with the bulk of the remainder of the average allocations being in other financial-related sub-industries. Regional banks contributed 15.3% towards the Fund’s return, the greatest of any sub-industry. The Commercial & Residential Mortgage Finance sub-industry contributed the only negative contribution to the Fund’s return of all sub-industries, detracting -0.1% from the Fund’s return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust NASDAQ® ABA Community Bank Index Fund	14.51%	4.01%	6.46%
Nasdaq OMX® ABA Community BankTM Index	15.24%	4.66%	7.13%
S&P Composite 1500® Financials Index	29.78%	11.44%	11.33%
Russell 3000® Index	23.81%	13.86%	12.55%
Visit  www.ftportfolios.com/etf/QABA for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$122,247,168
Total number of portfolio holdings	159
Total advisory fee paid	$347,252
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Commerce Bancshares, Inc.	4.1%
Wintrust Financial Corp.	4.1%
UMB Financial Corp.	2.7%
First Financial Bankshares, Inc.	2.5%
United Bankshares, Inc.	2.5%
Bank OZK	2.5%
Hancock Whitney Corp.	2.3%
International Bancshares Corp.	1.9%
BancFirst Corp.	1.9%
Texas Capital Bancshares, Inc.	1.8%
Industry Allocation
Any amount shown as 0.0% represents less than 0.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QABA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq OMX®, OMX®, American Bankers Association®, ABA® and Nasdaq OMX® ABA Community BankTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. and American Bankers Associations, respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Dividend StrengthTM ETF
FTDS | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Dividend StrengthTM ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTDS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dividend StrengthTM ETF	$74	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.09% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Dow Jones U.S. Select Dividend Index, which returned 16.62% for the same Period.
During the Period, the Financials sector was the largest sector allocation by average weight at 30.4%. The largest contribution to the Fund’s return was also the Financials sector, which contributed 10.6%. The largest negative contributor to the Fund’s return was the Consumer Staples sector, which contributed -2.4% to Fund return.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Dividend StrengthTM ETF	11.09%	8.79%	8.33%
The Dividend StrengthTM Index(1) (2)	11.89%	N/A	N/A
S&P 500® Index	25.02%	14.53%	13.10%
Dow Jones U.S. Select Dividend Index	16.62%	8.86%	9.38%
Russell 1000® Value Index	14.37%	8.68%	8.49%
(1)
On April 29, 2022, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Total US Market Index to The Dividend StrengthTM Index. Therefore, the Fund’s performance and total returns shown are not necessarily indicative of the performance the Fund, based on its current index, would have generated.

(2)
Because the Fund’s underlying index has an inception date of March 7, 2022, performance data for the Index is not available for all periods shown in the table because performance data does not exist for some of the entire periods.

Visit  www.ftportfolios.com/etf/FTDS for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$25,280,278
Total number of portfolio holdings	51
Total advisory fee paid	$72,572
Portfolio turnover rate	104%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Garmin Ltd.	2.6%
Wyndham Hotels & Resorts, Inc.	2.6%
Unum Group	2.4%
Cullen/Frost Bankers, Inc.	2.3%
Coterra Energy, Inc.	2.3%
Commerce Bancshares, Inc.	2.2%
Home BancShares, Inc.	2.2%
Dick’s Sporting Goods, Inc.	2.2%
East West Bancorp, Inc.	2.2%
Snap-on, Inc.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTDS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Dividend StrengthTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Dow 30 Equal Weight ETF
EDOW | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Dow 30 Equal Weight ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EDOW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow 30 Equal Weight ETF	$53	0.50%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.16% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Dow Jones Industrial AverageTM, which returned 14.99% for the same Period.
During the Period, the largest sector allocation by weight was the Information Technology sector, with an average portfolio weight of 19.9%. The Financials sector contributed the most to the Fund’s return, contributing 6.5%. The largest negative contribution to the Fund’s return came from the Materials sector, which contributed -0.6%.
FUND PERFORMANCE (August 8, 2017 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	Since Inception (8/8/17)
First Trust Dow 30 Equal Weight ETF	13.16%	8.86%	10.49%
Dow Jones Industrial Average® Equal Weight Index	13.77%	9.53%	11.13%
Dow Jones Industrial AverageTM	14.99%	10.55%	11.64%
S&P 500® Index	25.02%	14.53%	14.36%
Visit  www.ftportfolios.com/etf/EDOW for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$230,517,383
Total number of portfolio holdings	31
Total advisory fee paid	$1,161,536
Portfolio turnover rate	28%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Boeing (The) Co.	3.7%
Apple, Inc.	3.5%
Cisco Systems, Inc.	3.5%
Visa, Inc., Class A	3.5%
Merck & Co., Inc.	3.4%
3M Co.	3.4%
Coca-Cola (The) Co.	3.4%
Johnson & Johnson	3.4%
Honeywell International, Inc.	3.4%
JPMorgan Chase & Co.	3.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EDOW to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Industrial Average® Equal Weight Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust Lunt U.S. Factor Rotation ETF
FCTR | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Lunt U.S. Factor Rotation ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCTR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Lunt U.S. Factor Rotation ETF	$71	0.65%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 19.60% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the Nasdaq US 500 Large CapTM Index, which returned 25.61% for the same Period.
During the Period, the largest sector allocation by weight was the Information Technology sector, with an average portfolio weight of 20.9%. The Financials sector was also highly weighted at 19.2%. The Information Technology sector contributed the most to the Fund’s return, at 12.2%. The largest negative contribution to the Fund’s return came from the Consumer Staples sector, at -1.3%.
FUND PERFORMANCE (July 25, 2018 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	Since Inception (7/25/18)
First Trust Lunt U.S. Factor Rotation ETF	19.60%	8.61%	8.91%
Lunt Capital Large Cap Factor Rotation Index	20.54%	9.44%	9.73%
Nasdaq US 500 Large CapTM Index	25.61%	14.59%	13.92%
S&P 500® Index	25.02%	14.53%	13.84%
Visit  www.ftportfolios.com/etf/FCTR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$70,896,515
Total number of portfolio holdings	179
Total advisory fee paid	$469,835
Portfolio turnover rate	431%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AppLovin Corp., Class A	4.0%
Palantir Technologies, Inc., Class A	2.0%
Vistra Corp.	1.7%
Motorola Solutions, Inc.	1.7%
United Airlines Holdings, Inc.	1.6%
Paychex, Inc.	1.5%
Broadridge Financial Solutions, Inc.	1.4%
Stryker Corp.	1.3%
Automatic Data Processing, Inc.	1.1%
General Motors Co.	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCTR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Lunt Capital Management, Inc. (“Lunt”) and Lunt Capital Large Cap Factor Rotation Index (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Lunt Index to track general stock performance.

First Trust S&P 500
Diversified Free Cash Flow ETF
FCFY | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust S&P 500 Diversified Free Cash Flow ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Free Cash Flow ETF	$63	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.28% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
During the Period, the Information Technology sector received the greatest allocation of any sector in the Fund with an average weight of 29.6%. The allocation to this sector contributed 3.8% to the Fund’s overall return. With an average weight of 13.9%, the Financials sector contributed 4.2% to the Fund’s return, the greatest return contribution of any sector. The most negative contribution to the Fund’s return came from the Materials sector at -0.4%. This sector also had an average weight in the Fund of 2.1%.
FUND PERFORMANCE (August 23, 2023 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (8/23/23)
First Trust S&P 500 Diversified Free Cash Flow ETF	11.28%	16.26%
S&P 500® Sector-Neutral FCF Index	11.99%	17.00%
S&P 500® Index	25.02%	24.91%
Visit  www.ftportfolios.com/etf/FCFY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$1,204,294
Total number of portfolio holdings	101
Total advisory fee paid	$7,085
Portfolio turnover rate	63%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Warner Bros. Discovery, Inc.	4.6%
Skyworks Solutions, Inc.	3.2%
Gen Digital, Inc.	3.0%
Hewlett Packard Enterprise Co.	2.9%
Jabil, Inc.	2.7%
HP, Inc.	2.6%
Synchrony Financial	2.5%
EPAM Systems, Inc.	2.5%
F5, Inc.	2.3%
QUALCOMM, Inc.	2.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCFY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P 500® Sector-Neutral FCF Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

FT Vest Gold Strategy Quarterly Buffer ETF
BGLD | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Quarterly Buffer ETF	$100	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.87% for the 12 months ended December 31, 2024.  The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities/Synthetic equities on GLD	26.66%
GLD Options (Buffer and Cap)	-3.89%
Fees and expenses	-0.90%
The Fund seeks to provide returns (before fees and expenses) that match the price return of the SPDR® Gold Trust (the “GLD”), up to a predetermined upside cap while providing a buffer against GLD losses between -5% and -15% over each of the quarterly target outcome periods. During the Period, the Fund held U.S. treasuries and various options on GLD.  This combination provided the above buffer, and also set a cap, or limit, on upside performance.  The Fund’s options strategy sets a quarterly cap on Fund performance, and thus limits the Fund’s performance for each quarterly roll period (ending February 28, May 31, August 31, and November 30.)  Due to these caps, the Fund was not able to take full advantage of the strong GLD rally in 2024, and thus underperformed GLD.
FUND PERFORMANCE (January 20, 2021 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (1/20/21)
FT Vest Gold Strategy Quarterly Buffer ETF	21.87%	6.34%
LBMA Gold Price	25.53%	9.01%
S&P 500® Index	25.02%	13.03%
Visit  www.ftportfolios.com/etf/BGLD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$51,381,943
Total number of portfolio holdings	5
Total advisory fee paid	$281,015
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	94.8%
Money Market Funds	0.5%
Purchased Options	4.9%
Written Options	(0.3%)
Net Other Assets and Liabilities	0.1%
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BGLD or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2024, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BGLD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Gold Strategy Target Income ETF®
IGLD | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the FT Vest Gold Strategy Target Income ETF® (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Target Income ETF®	$93	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 18.80% for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities/Synthetic equities on GLD	26.66%
GLD Options (Short Calls)	-7.01%
Fees and expenses	-0.85%
The Fund held securities with the economic equivalent to a long position (“Synthetic Long”) in SPDR® Gold Shares (“GLD”). In addition, the Fund sold (wrote) a varying amount of one-month at-the-money covered call options on GLD each month. The net effect of the Synthetic Long position in GLD and the sold options allows the Fund to participate in GLD rallies at a rate less than 100%. Due to the strong positive performance of GLD during 2024, the Fund was negatively impacted by this options strategy, which is generally expected to benefit the Fund’s portfolio most during gold market downturns.
FUND PERFORMANCE (March 2, 2021 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (3/2/21)
FT Vest Gold Strategy Target Income ETF®	18.80%	7.41%
LBMA Gold Price	25.53%	11.42%
S&P 500® Index	25.02%	13.25%
Visit  www.ftportfolios.com/etf/IGLD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The final determination of the source and tax status of all calendar year 2024 distributions, including any return of capital, will be made after the end of 2024 and will be provided on Form 1099-DIV.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$130,897,042
Total number of portfolio holdings	5
Total advisory fee paid	$903,248
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	145.3%
Money Market Funds	2.4%
Purchased Options	0.3%
Written Options	(46.7%)
Net Other Assets and Liabilities	(1.3%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/IGLD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

First Trust WCM Developing
World Equity ETF
WCME | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust WCM Developing World Equity ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCME. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Developing World Equity ETF	$101	1.01%
Effective October 7, 2024, the Fund acquired all of the assets, subject to the liabilities, of WCM Developing World Equity Fund (the “Predecessor Fund”), an open-end investment management company. The Fund has assumed the accounting and performance history of the Predecessor Fund, which had an inception date of Mach 31, 2020. While the Predecessor Fund and Fund have investment policies and practices that are substantially similar, the Predecessor Fund’s past performance is not necessarily indicative of how the Fund will perform in the future. The Fund’s total returns would have been lower and the costs and advisory fees paid would have been higher if certain fees had not been waived and expenses reimbursed by the investment advisor of the Predecessor Fund.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.45% for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 7.50% for the same Period.
This underperformance was driven by an underweight position in Information Technology and an overweight in Health Care (from a sector allocation standpoint), as well as stock selection within the Health Care, Information Technology, and Consumer Discretionary sectors. Additionally, emerging markets have outperformed developed markets over the prior 12 months, which served as a headwind as the Fund is more heavily weighted towards developed markets versus the benchmark.
Contributors to Performance (selection and allocation):
From a sector standpoint, the picks in the Materials, Energy, and Financials sectors were additive on a selection effect basis. The underweight positions in the Materials, Consumer Staples, and Consumer Discretionary sectors were additive from an allocation perspective.
On a geographic basis, the picks in the Americas and Europe were additive from a selection effect angle. From an allocation perspective, overweight positions in Africa and the Middle East contributed positively to returns.
Detractors from Performance (selection and allocation):
Looking at sector-specific selection, the picks in the Information Technology, Health Care, and Consumer Discretionary sectors were detractors from performance. We saw some detraction to performance from an allocation effect standpoint from an underweight position in Information Technology, as well as the overweight positions in Health Care and Industrials.
The picks in Asia Pacific and Africa and the Middle East detracted from performance from a geographic selection effect angle. From an allocation standpoint, overweight positions in the Americas and Europe, as well as an underweight position in Asia Pacific, detracted from performance.
Stylistic Factors Impacting Performance (within the benchmark):
  High Quality stocks (on a return on equity basis) outperformed Low Quality, which served as a tailwind.
  Large Cap outperformed Small Cap, serving as a tailwind.
  Emerging markets outperformed Developed markets, which served as a headwind as the Fund is more heavily weighted towards Developed markets versus the benchmark.
FUND PERFORMANCE (March 31, 2020 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (3/31/20)
First Trust WCM Developing World Equity ETF	0.45%	7.51%
MSCI Emerging Markets Index	7.50%	7.72%
Visit  www.ftportfolios.com/etf/WCME for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$2,323,210
Total number of portfolio holdings	32
Total advisory fee paid	$0
Portfolio turnover rate	85%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.2%
United Overseas Bank Ltd.	5.1%
HDFC Bank Ltd., ADR	4.6%
TOTVS S.A.	4.1%
Tencent Holdings Ltd.	4.0%
Bid Corp., Ltd.	3.9%
B3 S.A. - Brasil Bolsa Balcao	3.8%
Nippon Paint Holdings Co., Ltd.	3.8%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	3.5%
AstraZeneca PLC	3.4%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since its reorganization on October 7, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/WCME or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2024, the Fund added the ability to invest in equity securities of companies domiciled in China that list and trade directly on Chinese stock exchanges (“China A Shares”).
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/WCME to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust WCM International Equity ETF
WCMI | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust WCM International Equity ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCMI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM International Equity ETF	$88	0.86%
Effective October 7, 2024, the Fund acquired all of the assets, subject to the liabilities, of WCM International Equity Fund (the “Predecessor Fund”), an open-end investment management company. The Fund has assumed the accounting and performance history of the Predecessor Fund, which had an inception date of Mach 31, 2020. While the Predecessor Fund and Fund have investment policies and practices that are substantially similar, the Predecessor Fund’s past performance is not necessarily indicative of how the Fund will perform in the future. The Fund’s total returns would have been lower and the costs and advisory fees paid would have been higher if certain fees had not been waived and expenses reimbursed by the investment advisor of the Predecessor Fund.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.48% for the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI ACWI ex-USA Index, which returned 5.53% for the same Period.
This underperformance was driven by an overweight position in Health Care and underweight position in Information Technology (from a sector allocation standpoint), as well as stock selection within the Health Care, Information Technology, and Communication Services sectors. Additionally, emerging markets outperformed developed markets over the prior 12 months, which served as a headwind as the Fund is more heavily weighted towards developed markets versus the benchmark.
Contributors to Performance (selection and allocation):
From a sector standpoint, positive selection effect was supported by picks in the Energy, Materials, and Consumer Staples sectors. An overweight position in the Financials sector, as well as underweight positions in the Consumer Staples and Materials sectors were also additive from an allocation perspective.
On a geographic basis, picks in Europe and the Americas were additive from a selection effect angle. From an allocation perspective, the portfolio positioning did not contribute positively to returns.
Detractors from Performance (selection and allocation):
Looking at sector-specific selection, picks in the Health Care, Information Technology, and Communication Services sectors were the largest detractors from performance. Detractors from an allocation standpoint came from an overweight position in the Health Care sector, as well as an underweight positions in the Information Technology and Communication Services sectors.
The picks in Asia Pacific detracted from the Fund’s performance from a geographic selection effect angle. From an allocation standpoint, underweight positions in Asia Pacific and Africa and the Middle East, as well overweight positions in the Americas and Europe, detracted from performance.
Stylistic Factors Impacting Performance (within the benchmark):
  High Quality stocks (on a return on equity basis) outperformed Low Quality, which served as a tailwind.
  Large Cap outperformed Small Cap, serving as a tailwind.
  Emerging markets outperformed developed markets, which served as a headwind as the Fund is more heavily weighted towards Developed markets versus the benchmark.
FUND PERFORMANCE (March 31, 2020 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	Since Inception (3/31/20)
First Trust WCM International Equity ETF	3.48%	10.91%
MSCI ACWI ex-USA Index	5.53%	10.33%
Visit  www.ftportfolios.com/etf/WCMI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$54,400,256
Total number of portfolio holdings	37
Total advisory fee paid	$268,231
Portfolio turnover rate	65%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AstraZeneca PLC, ADR	4.9%
United Overseas Bank Ltd.	4.9%
Wise PLC, Class A	4.2%
Persimmon PLC	4.0%
Canadian National Railway Co.	3.8%
HDFC Bank Ltd., ADR	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.3%
Haleon PLC	3.3%
London Stock Exchange Group PLC	3.2%
Spirax Group PLC	3.2%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since its reorganization October 7, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/WCMI or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2024, the Fund added the ability to invest in equity securities of companies domiciled in China that list and trade directly on Chinese stock exchanges (“China A Shares”).
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/WCMI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $459,000 for the fiscal year ended 2023 and $514,000 for the fiscal year ended 2024.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $310,870 for the fiscal year ended 2023 and $224,824 for the fiscal year ended 2024.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor and distributor were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2023 were $310,870 for the Registrant, $44,000 for the Registrant’s investment advisor and $60,500 for the Registrant’s distributor; and for the fiscal year ended 2024 were $224,824 for the Registrant, $28,080 for the Registrant’s investment advisor and $32,400 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statements required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information
For the Year Ended December 31, 2024

First Trust Exchange-Traded Fund
Book 1

First Trust Dow Jones Select MicroCap Index Fund (FDM)
First Trust Morningstar Dividend Leaders Index Fund (FDL)
First Trust US Equity Opportunities ETF (FPX)
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
First Trust Dow Jones Internet Index Fund (FDN)
First Trust Capital Strength® ETF (FTCS)
First Trust Value Line® Dividend Index Fund (FVD)
First Trust Growth StrengthTM ETF (FTGS)
First Trust Indxx Aerospace & Defense ETF (MISL)
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

First Trust Exchange-Traded Fund
Annual Financial Statements and Other Information
December 31, 2024
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.9%
16,134	National Presto Industries, Inc.	$1,587,908
	Automobile Components — 0.3%
179,824	Holley, Inc. (a)	543,068
	Banks — 15.6%
45,433	Arrow Financial Corp.	1,304,381
43,316	Capital City Bank Group, Inc.	1,587,531
85,419	Central Pacific Financial Corp.	2,481,422
20,503	Esquire Financial Holdings, Inc.	1,629,988
39,338	Farmers & Merchants Bancorp, Inc.	1,158,504
48,837	Financial Institutions, Inc.	1,332,762
25,442	First Internet Bancorp	915,658
65,943	Independent Bank Corp.	2,296,795
30,747	Metropolitan Bank Holding Corp. (a)	1,795,625
57,409	Mid Penn Bancorp, Inc.	1,655,676
60,322	MidWestOne Financial Group, Inc.	1,756,577
21,448	Northeast Bank	1,967,425
41,596	Northeast Community Bancorp, Inc.	1,017,438
17,365	Northrim BanCorp, Inc.	1,353,428
22,384	Penns Woods Bancorp, Inc.	680,250
14,986	Peoples Bancorp of North Carolina, Inc.	468,312
95,716	Shore Bancshares, Inc.	1,517,099
39,808	Sierra Bancorp	1,151,247
29,540	Southern Missouri Bancorp, Inc.	1,694,710
		27,764,828
	Biotechnology — 0.7%
73,749	Entrada Therapeutics, Inc. (a)	1,275,120
	Capital Markets — 1.8%
8,591	Diamond Hill Investment Group, Inc.	1,332,464
90,895	Ellington Credit Co.	601,725
18,730	Oppenheimer Holdings, Inc., Class A	1,200,406
		3,134,595
	Chemicals — 2.1%
84,365	AdvanSix, Inc.	2,403,559
167,270	LSB Industries, Inc. (a)	1,269,579
		3,673,138
	Commercial Services & Supplies — 2.8%
10,272	Acme United Corp.	383,454
84,249	Aris Water Solutions, Inc., Class A	2,017,764
Shares	Description	Value

	Commercial Services & Supplies (Continued)
70,343	Liquidity Services, Inc. (a)	$2,271,375
29,817	Virco Mfg. Corp.	305,624
		4,978,217
	Communications Equipment — 0.4%
36,045	Aviat Networks, Inc. (a)	652,775
	Construction & Engineering — 4.0%
76,029	Concrete Pumping Holdings, Inc. (a)	506,353
212,314	Great Lakes Dredge & Dock Corp. (a)	2,397,025
32,376	Limbach Holdings, Inc. (a)	2,769,443
31,305	Northwest Pipe Co. (a)	1,510,780
		7,183,601
	Consumer Finance — 2.3%
162,521	EZCORP, Inc., Class A (a)	1,986,007
29,188	Regional Management Corp.	991,808
10,192	World Acceptance Corp. (a)	1,145,988
		4,123,803
	Consumer Staples Distribution & Retail — 2.2%
33,092	Natural Grocers by Vitamin Cottage, Inc.	1,314,414
106,533	SpartanNash Co.	1,951,685
20,505	Village Super Market, Inc., Class A	653,904
		3,920,003
	Diversified Consumer Services — 1.7%
40,358	Carriage Services, Inc.	1,608,266
92,395	Lincoln Educational Services Corp. (a)	1,461,689
		3,069,955
	Electrical Equipment — 2.2%
46,784	Allient, Inc.	1,135,915
83,812	LSI Industries, Inc.	1,627,629
9,120	Preformed Line Products Co.	1,165,445
		3,928,989
	Electronic Equipment, Instruments & Components — 3.7%
12,154	Climb Global Solutions, Inc.	1,540,520
125,143	Daktronics, Inc. (a)	2,109,911
26,873	Frequency Electronics, Inc.	497,688
77,895	Kimball Electronics, Inc. (a)	1,458,973
38,554	Vishay Precision Group, Inc. (a)	904,862
		6,511,954
See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services — 3.2%
35,040	Energy Services of America Corp.	$442,205
30,314	Natural Gas Services Group, Inc. (a)	812,415
109,637	Solaris Energy Infrastructure, Inc.	3,155,353
374,400	TETRA Technologies, Inc. (a)	1,340,352
		5,750,325
	Entertainment — 0.8%
294,710	Vivid Seats, Inc., Class A (a) (b)	1,364,507
	Financial Services — 3.1%
113,701	Acacia Research Corp. (a)	493,462
92,261	International Money Express, Inc. (a)	1,921,797
78,039	NewtekOne, Inc.	996,558
7,963	Sezzle, Inc. (a)	2,036,935
		5,448,752
	Food Products — 0.9%
16,366	Lifeway Foods, Inc. (a)	405,877
14,269	Seneca Foods Corp., Class A (a)	1,130,961
		1,536,838
	Health Care Equipment & Supplies — 1.0%
6,617	Kewaunee Scientific Corp. (a)	409,394
75,736	Tactile Systems Technology, Inc. (a)	1,297,357
		1,706,751
	Health Care Providers & Services — 2.1%
97,655	Cross Country Healthcare, Inc. (a)	1,773,415
280,209	DocGo, Inc. (a)	1,188,086
106,912	Viemed Healthcare, Inc. (a)	857,434
		3,818,935
	Hotels, Restaurants & Leisure — 2.9%
72,012	BJ’s Restaurants, Inc. (a)	2,530,142
75,591	El Pollo Loco Holdings, Inc. (a)	872,320
181,903	Portillo’s, Inc., Class A (a) (b)	1,709,888
		5,112,350
	Household Durables — 3.3%
155,039	Cricut, Inc., Class A	883,722
71,430	Ethan Allen Interiors, Inc.	2,007,897
11,341	Flexsteel Industries, Inc.	616,270
18,485	Hamilton Beach Brands Holding Co., Class A	311,103
56,111	Landsea Homes Corp. (a)	476,382
Shares	Description	Value

	Household Durables (Continued)
35,072	Legacy Housing Corp. (a)	$865,577
27,918	Smith Douglas Homes Corp. (a)	715,818
		5,876,769
	Household Products — 1.5%
30,068	Central Garden & Pet Co. (a) (b)	1,166,638
16,203	Oil-Dri Corp. of America	1,420,031
		2,586,669
	Insurance — 4.4%
77,590	American Coastal Insurance Corp. (a)	1,044,361
80,250	Greenlight Capital Re Ltd., Class A (a)	1,123,500
68,961	Heritage Insurance Holdings, Inc. (a)	834,428
4,638	Investors Title Co.	1,098,093
119,391	James River Group Holdings Ltd.	581,434
67,832	Tiptree, Inc.	1,414,976
80,345	Universal Insurance Holdings, Inc.	1,692,066
		7,788,858
	Interactive Media & Services — 1.8%
493,772	Vimeo, Inc. (a)	3,160,141
	IT Services — 1.5%
19,412	CSP, Inc.	311,951
79,247	Hackett Group (The), Inc.	2,434,468
		2,746,419
	Leisure Products — 2.3%
40,817	MasterCraft Boat Holdings, Inc. (a)	778,380
141,556	Smith & Wesson Brands, Inc.	1,430,423
52,993	Sturm Ruger & Co., Inc.	1,874,363
		4,083,166
	Machinery — 5.3%
71,964	Astec Industries, Inc.	2,417,991
72,886	Douglas Dynamics, Inc.	1,722,296
18,148	Eastern (The) Co.	481,648
32,129	L.B. Foster Co., Class A (a)	864,270
36,102	Miller Industries, Inc.	2,359,627
26,990	Park-Ohio Holdings Corp.	709,027
9,872	Taylor Devices, Inc. (a)	410,873
34,275	Twin Disc, Inc.	402,731
		9,368,463
	Metals & Mining — 0.7%
27,620	Universal Stainless & Alloy Products, Inc. (a)	1,216,109
See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Mortgage REITs — 0.3%
93,135	AG Mortgage Investment Trust, Inc.	$619,348
	Oil, Gas & Consumable Fuels — 7.3%
116,730	Amplify Energy Corp. (a)	700,380
45,519	Centrus Energy Corp., Class A (a) (b)	3,032,020
52,071	Excelerate Energy, Inc., Class A	1,575,148
82,871	FutureFuel Corp.	438,388
102,221	Hallador Energy Co. (a)	1,170,430
28,477	Riley Exploration Permian, Inc.	908,986
356,545	Ring Energy, Inc. (a)	484,901
100,860	SandRidge Energy, Inc.	1,181,071
327,419	VAALCO Energy, Inc.	1,430,821
78,324	Vitesse Energy, Inc.	1,958,100
		12,880,245
	Passenger Airlines — 1.0%
123,641	Sun Country Airlines Holdings, Inc. (a)	1,802,686
	Personal Care Products — 0.3%
38,485	Nature’s Sunshine Products, Inc. (a)	564,190
	Pharmaceuticals — 0.7%
71,210	Biote Corp., Class A (a)	440,078
128,454	SIGA Technologies, Inc.	772,008
		1,212,086
	Professional Services — 3.0%
35,368	Franklin Covey Co. (a)	1,329,130
101,985	Kelly Services, Inc., Class A	1,421,671
54,750	TaskUS, Inc, Class A (a)	927,465
41,459	Willdan Group, Inc. (a)	1,579,173
		5,257,439
	Real Estate Management & Development — 0.6%
50,011	RMR Group (The), Inc., Class A	1,032,227
	Semiconductors & Semiconductor Equipment — 0.2%
39,056	inTEST Corp. (a)	335,491
	Software — 1.4%
56,051	Consensus Cloud Solutions, Inc. (a)	1,337,377
106,230	Logility Supply Chain Solutions, Inc.	1,177,028
		2,514,405
	Specialty Retail — 1.7%
222,882	Arko Corp.	1,468,792
Shares	Description	Value

	Specialty Retail (Continued)
42,029	Haverty Furniture Cos., Inc.	$935,566
22,851	J Jill, Inc.	631,145
		3,035,503
	Technology Hardware, Storage & Peripherals — 1.9%
94,570	CompoSecure, Inc., Class A (b)	1,449,758
14,440	CPI Card Group, Inc. (a)	431,612
233,447	Eastman Kodak Co. (a)	1,533,747
		3,415,117
	Textiles, Apparel & Luxury Goods — 1.5%
21,711	Lakeland Industries, Inc.	554,716
49,749	Movado Group, Inc.	979,060
23,525	Rocky Brands, Inc.	536,370
35,585	Superior Group of Cos., Inc.	588,220
		2,658,366
	Tobacco — 1.9%
55,853	Turning Point Brands, Inc.	3,356,765
	Trading Companies & Distributors — 1.4%
21,487	Karat Packaging, Inc.	650,197
8,962	Willis Lease Finance Corp.	1,860,063
		2,510,260
	Water Utilities — 1.2%
29,717	Artesian Resources Corp., Class A	939,652
46,978	Consolidated Water Co., Ltd.	1,216,260
		2,155,912
	Total Common Stocks	177,263,046
	(Cost $160,068,411)
MONEY MARKET FUNDS — 0.1%
232,351	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (c)	232,351
	(Cost $232,351)

See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.0%
$2,707,128	Mizuho Financial Group, Inc., 4.45% (c), dated 12/31/24, due 01/02/25, with a maturity value of $2,707,797. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $2,761,272. (d)	$2,707,128
2,600,652	RBC Dominion Securities, Inc., 4.50% (c), dated 12/31/24, due 01/02/25, with a maturity value of $2,601,302. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $2,652,665. (d)	2,600,652
	Total Repurchase Agreements	5,307,780
	(Cost $5,307,780)

	Total Investments — 103.0%	182,803,177
	(Cost $165,608,542)
	Net Other Assets and Liabilities — (3.0)%	(5,355,265)
	Net Assets — 100.0%	$177,447,912

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $5,112,056 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $5,307,780.

(c)	Rate shown reflects yield as of December 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 177,263,046	$ 177,263,046	$ —	$ —
Money Market Funds	232,351	232,351	—	—
Repurchase Agreements	5,307,780	—	5,307,780	—
Total Investments	$182,803,177	$177,495,397	$5,307,780	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$5,112,056
Non-cash Collateral(2)	(5,112,056)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
December 31, 2024
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$5,307,780
Non-cash Collateral(4)	(5,307,780)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.6%
	Air Freight & Logistics — 3.5%
1,231,586	United Parcel Service, Inc., Class B	$155,302,995
	Automobiles — 1.7%
7,570,717	Ford Motor Co.	74,950,098
	Banks — 10.8%
183,609	Associated Banc-Corp.	4,388,255
123,929	Bank OZK	5,518,558
62,376	Cathay General Bancorp	2,969,721
551,261	Citizens Financial Group, Inc.	24,123,181
332,763	Columbia Banking System, Inc.	8,987,929
187,357	Comerica, Inc.	11,588,030
733,339	Fifth Third Bancorp	31,005,573
160,417	First Hawaiian, Inc.	4,162,821
526,756	First Horizon Corp.	10,608,866
171,919	First Interstate BancSystem, Inc., Class A	5,582,210
1,719,451	Huntington Bancshares, Inc.	27,975,468
1,482,933	KeyCorp	25,417,472
418,316	PNC Financial Services Group (The), Inc.	80,672,241
1,207,313	Regions Financial Corp.	28,396,002
132,303	Synovus Financial Corp.	6,777,883
2,029,494	Truist Financial Corp.	88,039,450
2,024,944	U.S. Bancorp	96,853,071
159,300	United Bankshares, Inc.	5,981,715
666,205	Valley National Bancorp	6,035,817
144,592	Zions Bancorp N.A.	7,844,116
		482,928,379
	Biotechnology — 11.3%
2,099,147	AbbVie, Inc.	373,018,422
1,389,156	Gilead Sciences, Inc.	128,316,340
		501,334,762
	Capital Markets — 2.0%
158,637	Artisan Partners Asset Management, Inc., Class A	6,829,323
81,289	Federated Hermes, Inc.	3,341,791
529,491	Franklin Resources, Inc.	10,743,372
152,071	Janus Henderson Group PLC	6,467,580
299,584	State Street Corp.	29,404,169
302,396	T. Rowe Price Group, Inc.	34,197,964
		90,984,199
	Chemicals — 2.7%
1,580,832	Dow, Inc.	63,438,788
171,106	FMC Corp.	8,317,463
606,071	LyondellBasell Industries N.V., Class A	45,012,893
51,246	Scotts Miracle-Gro (The) Co.	3,399,660
		120,168,804
Shares	Description	Value

	Consumer Finance — 0.3%
281,733	OneMain Holdings, Inc.	$14,686,741
	Diversified Telecommunication Services — 8.1%
9,072,839	Verizon Communications, Inc.	362,822,832
	Electric Utilities — 10.7%
83,604	ALLETE, Inc.	5,417,539
270,921	Alliant Energy Corp.	16,022,268
706,939	American Electric Power Co., Inc.	65,200,984
982,978	Duke Energy Corp.	105,906,050
490,529	Edison International	39,163,835
457,679	Entergy Corp.	34,701,222
329,041	Evergy, Inc.	20,252,473
569,728	Eversource Energy	32,719,479
1,376,351	Exelon Corp.	51,805,852
719,531	FirstEnergy Corp.	28,622,943
268,367	OGE Energy Corp.	11,070,139
152,715	Pinnacle West Capital Corp.	12,945,651
152,426	Portland General Electric Co.	6,648,822
96,854	TXNM Energy, Inc.	4,762,311
615,155	Xcel Energy, Inc.	41,535,266
		476,774,834
	Financial Services — 0.2%
976,387	Western Union (The) Co.	10,349,702
	Food Products — 2.5%
805,296	Conagra Brands, Inc.	22,346,964
301,453	Flowers Foods, Inc.	6,228,019
135,224	J.M. Smucker (The) Co.	14,890,867
249,020	Kellanova	20,163,150
1,507,106	Kraft Heinz (The) Co.	46,283,225
		109,912,225
	Gas Utilities — 0.6%
124,032	New Jersey Resources Corp.	5,786,093
64,640	ONE Gas, Inc.	4,476,320
84,194	Spire, Inc.	5,710,879
366,867	UGI Corp.	10,356,655
		26,329,947
	Health Care Providers & Services — 2.2%
2,155,121	CVS Health Corp.	96,743,382
	Hotels, Restaurants & Leisure — 0.5%
86,596	Travel + Leisure Co.	4,368,768
58,377	Vail Resorts, Inc.	10,942,769
314,328	Wendy’s (The) Co.	5,123,546
		20,435,083
	Household Durables — 0.3%
103,034	Whirlpool Corp.	11,795,332
See Notes to Financial Statements

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 1.7%
122,816	Clorox (The) Co.	$19,946,547
415,814	Kimberly-Clark Corp.	54,488,266
		74,434,813
	Insurance — 2.1%
275,321	Fidelity National Financial, Inc.	15,456,521
112,964	First American Financial Corp.	7,053,472
308,122	Lincoln National Corp.	9,770,549
514,932	Prudential Financial, Inc.	61,034,890
		93,315,432
	IT Services — 4.4%
897,515	International Business Machines Corp.	197,300,722
	Leisure Products — 0.2%
190,704	Hasbro, Inc.	10,662,261
	Machinery — 0.7%
1,185,430	CNH Industrial N.V.	13,430,922
200,049	Stanley Black & Decker, Inc.	16,061,934
		29,492,856
	Media — 0.7%
552,906	Interpublic Group of (The) Cos., Inc.	15,492,426
42,828	Nexstar Media Group, Inc.	6,765,539
340,912	Sirius XM Holdings, Inc.	7,772,794
		30,030,759
	Multi-Utilities — 1.7%
265,442	Ameren Corp.	23,661,500
135,098	Avista Corp.	4,948,640
98,145	Black Hills Corp.	5,743,445
95,666	Northwestern Energy Group, Inc.	5,114,304
368,097	WEC Energy Group, Inc.	34,615,842
		74,083,731
	Oil, Gas & Consumable Fuels — 11.5%
2,321,768	Chevron Corp.	336,284,877
139,326	Diamondback Energy, Inc.	22,825,778
2,803,708	Kinder Morgan, Inc.	76,821,599
738,544	ONEOK, Inc.	74,149,818
		510,082,072
	Pharmaceuticals — 7.6%
183,123	Perrigo Co. PLC	4,708,092
12,618,033	Pfizer, Inc.	334,756,416
		339,464,508
	Professional Services — 0.1%
81,039	ManpowerGroup, Inc.	4,677,571
	Specialty Retail — 0.5%
282,844	Best Buy Co., Inc.	24,268,015
Shares	Description	Value

	Tobacco — 10.9%
4,227,862	Altria Group, Inc.	$221,074,904
2,208,121	Philip Morris International, Inc.	265,747,362
		486,822,266
	Trading Companies & Distributors — 0.1%
59,820	MSC Industrial Direct Co., Inc., Class A	4,467,956
	Total Common Stocks	4,434,622,277
	(Cost $4,127,469,087)
MONEY MARKET FUNDS — 0.2%
8,069,129	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (a)	8,069,129
	(Cost $8,069,129)

	Total Investments — 99.8%	4,442,691,406
	(Cost $4,135,538,216)
	Net Other Assets and Liabilities — 0.2%	8,574,644
	Net Assets — 100.0%	$4,451,266,050

(a)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,434,622,277	$ 4,434,622,277	$ —	$ —
Money Market Funds	8,069,129	8,069,129	—	—
Total Investments	$4,442,691,406	$4,442,691,406	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.2%
217,408	Leonardo DRS, Inc. (a)	$7,024,453
30,853	Loar Holdings, Inc. (a)	2,280,345
		9,304,798
	Automobile Components — 0.2%
28,808	Phinia, Inc.	1,387,681
	Automobiles — 0.6%
336,594	Rivian Automotive, Inc., Class A (a) (b)	4,476,700
	Banks — 0.3%
60,244	Cadence Bank	2,075,406
	Beverages — 0.1%
18,709	Vita Coco (The) Co., Inc. (a)	690,549
	Biotechnology — 3.4%
35,455	Arcellx, Inc. (a)	2,719,044
19,289	Janux Therapeutics, Inc. (a)	1,032,733
9,474	Krystal Biotech, Inc. (a)	1,484,197
42,477	Kymera Therapeutics, Inc. (a)	1,708,850
42,738	Nuvalent, Inc., Class A (a)	3,345,531
49,577	REVOLUTION Medicines, Inc. (a)	2,168,498
14,672	United Therapeutics Corp. (a)	5,176,868
109,534	Vaxcyte, Inc. (a)	8,966,453
		26,602,174
	Building Products — 7.2%
119,292	AZEK (The) Co., Inc. (a)	5,662,791
744,268	Carrier Global Corp.	50,803,734
		56,466,525
	Capital Markets — 6.3%
128,685	Blue Owl Capital Corp.	1,945,717
361,968	Blue Owl Capital, Inc.	8,419,376
40,971	Coinbase Global, Inc., Class A (a)	10,173,099
364,683	Robinhood Markets, Inc., Class A (a)	13,588,088
38,861	StepStone Group, Inc., Class A	2,249,275
206,732	TPG, Inc.	12,991,039
		49,366,594
	Commercial Services & Supplies — 1.2%
54,936	ACV Auctions, Inc., Class A (a)	1,186,618
81,490	Veralto Corp.	8,299,756
		9,486,374
	Communications Equipment — 0.2%
22,656	Lumentum Holdings, Inc. (a)	1,901,971
Shares	Description	Value

	Construction & Engineering — 0.1%
16,809	Everus Construction Group, Inc. (a)	$1,105,192
	Construction Materials — 1.0%
74,678	Knife River Corp. (a)	7,590,272
	Consumer Finance — 0.7%
357,857	SoFi Technologies, Inc. (a)	5,510,998
	Consumer Staples Distribution & Retail — 0.7%
129,011	Maplebear, Inc. (a)	5,343,636
	Diversified Consumer Services — 2.7%
64,611	Duolingo, Inc. (a)	20,948,825
	Diversified Telecommunication Services — 0.3%
113,753	AST SpaceMobile, Inc. (a) (b)	2,400,188
	Electric Utilities — 4.5%
128,897	Constellation Energy Corp.	28,835,548
68,059	NRG Energy, Inc.	6,140,283
		34,975,831
	Electrical Equipment — 5.3%
90,623	GE Vernova, Inc.	29,808,624
105,158	Vertiv Holdings Co., Class A	11,947,000
		41,755,624
	Electronic Equipment, Instruments & Components — 0.8%
50,555	Coherent Corp. (a)	4,789,075
14,828	Itron, Inc. (a)	1,610,024
		6,399,099
	Energy Equipment & Services — 0.6%
21,982	Cactus, Inc., Class A	1,282,869
83,608	Kodiak Gas Services, Inc.	3,413,715
		4,696,584
	Entertainment — 4.5%
73,229	Liberty Media Corp.-Liberty Formula One, Class C (a)	6,785,399
20,979	Liberty Media Corp.-Liberty Live, Class C (a)	1,427,831
320,148	ROBLOX Corp., Class A (a)	18,523,763
808,998	Warner Bros. Discovery, Inc. (a)	8,551,109
		35,288,102
	Financial Services — 6.0%
184,590	Block, Inc. (a)	15,688,304
244,041	Corebridge Financial, Inc.	7,304,147
102,692	Enact Holdings, Inc.	3,325,167
74,438	Jackson Financial, Inc., Class A	6,482,061
47,847	Mr. Cooper Group, Inc. (a)	4,593,791
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
29,217	Shift4 Payments, Inc., Class A (a)	$3,032,140
185,335	Toast, Inc., Class A (a)	6,755,461
		47,181,071
	Health Care Equipment & Supplies — 2.2%
75,298	GE HealthCare Technologies, Inc.	5,886,798
31,712	Glaukos Corp. (a)	4,754,897
33,917	PROCEPT BioRobotics Corp. (a)	2,730,997
56,956	Solventum Corp. (a)	3,762,513
		17,135,205
	Health Care Providers & Services — 1.6%
57,423	BrightSpring Health Services, Inc. (a)	977,914
79,193	HealthEquity, Inc. (a)	7,598,568
31,600	Tenet Healthcare Corp. (a)	3,988,868
		12,565,350
	Health Care REITs — 0.3%
76,677	American Healthcare REIT, Inc.	2,179,160
	Health Care Technology — 0.9%
91,840	Doximity, Inc., Class A (a)	4,903,337
54,961	Waystar Holding Corp. (a)	2,017,069
		6,920,406
	Hotels, Restaurants & Leisure — 5.2%
203,576	DoorDash, Inc., Class A (a)	34,149,874
50,848	Dutch Bros, Inc., Class A (a)	2,663,418
67,621	Life Time Group Holdings, Inc. (a)	1,495,777
65,873	Sweetgreen, Inc., Class A (a)	2,111,888
		40,420,957
	Insurance — 1.7%
112,726	Fidelity National Financial, Inc.	6,328,438
107,775	Ryan Specialty Holdings, Inc.	6,914,844
		13,243,282
	Interactive Media & Services — 1.3%
87,057	Grindr, Inc. (a)	1,553,097
54,702	Reddit, Inc., Class A (a)	8,940,495
		10,493,592
	IT Services — 1.4%
76,598	Kyndryl Holdings, Inc. (a)	2,650,291
55,271	Snowflake, Inc., Class A (a)	8,534,395
		11,184,686
Shares	Description	Value

	Machinery — 2.0%
27,490	Atmus Filtration Technologies, Inc.	$1,077,058
56,600	Crane Co.	8,589,050
49,830	Esab Corp.	5,976,610
		15,642,718
	Oil, Gas & Consumable Fuels — 2.7%
99,742	CNX Resources Corp. (a)	3,657,539
128,101	DT Midstream, Inc.	12,737,083
77,899	Kinetik Holdings, Inc.	4,417,652
		20,812,274
	Paper & Forest Products — 0.3%
33,802	Sylvamo Corp.	2,671,034
	Personal Care Products — 3.0%
1,105,263	Kenvue, Inc.	23,597,365
	Pharmaceuticals — 0.1%
6,231	Ligand Pharmaceuticals, Inc. (a)	667,652
	Professional Services — 0.9%
47,952	First Advantage Corp. (a)	898,141
35,017	Parsons Corp. (a)	3,230,318
65,958	UL Solutions, Inc., Class A	3,289,985
		7,418,444
	Real Estate Management & Development — 0.6%
168,288	Compass Inc., Class A (a)	984,485
15,646	Jones Lang LaSalle, Inc. (a)	3,960,628
		4,945,113
	Retail REITs — 0.3%
60,597	Phillips Edison & Co., Inc.	2,269,964
	Semiconductors & Semiconductor Equipment — 1.4%
52,306	Astera Labs, Inc. (a)	6,927,930
54,764	Credo Technology Group Holding Ltd. (a)	3,680,688
		10,608,618
	Software — 26.0%
165,341	AppLovin Corp., Class A (a)	53,542,376
65,002	Clearwater Analytics Holdings, Inc., Class A (a)	1,788,855
60,628	CrowdStrike Holdings, Inc., Class A (a)	20,744,477
24,634	Intapp, Inc. (a)	1,578,793
87,943	Klaviyo, Inc., Class A (a)	3,626,769
51,637	Onestream, Inc. (a)	1,472,687
719,130	Palantir Technologies, Inc., Class A (a)	54,387,802
49,026	Procore Technologies, Inc. (a)	3,673,518
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
59,381	Rubrik, Inc., Class A (a)	$3,881,142
1,100,852	Samsara, Inc., Class A (a)	48,096,224
24,678	ServiceTitan, Inc., Class A (a)	2,538,626
153,862	Vertex, Inc., Class A (a)	8,208,538
		203,539,807
	Specialty Retail — 0.1%
25,928	Victoria’s Secret & Co. (a)	1,073,938
	Total Common Stocks	782,343,759
	(Cost $549,092,531)
MONEY MARKET FUNDS — 0.1%
1,231,955	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (c)	1,231,955
	(Cost $1,231,955)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$3,321,771	Mizuho Financial Group, Inc., 4.45% (c), dated 12/31/24, due 01/02/25, with a maturity value of $3,322,592. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $3,388,208. (d)	3,321,771
3,191,471	RBC Dominion Securities, Inc., 4.50% (c), dated 12/31/24, due 01/02/25, with a maturity value of $3,192,269. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $3,255,301. (d)	3,191,471
	Total Repurchase Agreements	6,513,242
	(Cost $6,513,242)

	Total Investments — 100.8%	790,088,956
	(Cost $556,837,728)
	Net Other Assets and Liabilities — (0.8)%	(6,636,324)
	Net Assets — 100.0%	$783,452,632

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $6,189,176 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $6,513,242.

(c)	Rate shown reflects yield as of December 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 782,343,759	$ 782,343,759	$ —	$ —
Money Market Funds	1,231,955	1,231,955	—	—
Repurchase Agreements	6,513,242	—	6,513,242	—
Total Investments	$790,088,956	$783,575,714	$6,513,242	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$6,189,176
Non-cash Collateral(2)	(6,189,176)
Net Amount	$—

See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
December 31, 2024
(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$6,513,242
Non-cash Collateral(4)	(6,513,242)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 76.1%
2,565,006	ACADIA Pharmaceuticals, Inc. (a)	$47,067,860
1,323,759	Alkermes PLC (a)	38,071,309
134,602	Alnylam Pharmaceuticals, Inc. (a)	31,673,197
116,552	Amgen, Inc.	30,378,113
71,306	Argenx SE, ADR (a)	43,853,190
162,092	BeiGene Ltd., ADR (a)	29,940,013
203,153	Biogen, Inc. (a)	31,066,157
543,992	BioMarin Pharmaceutical, Inc. (a)	35,756,594
317,539	BioNTech SE, ADR (a)	36,183,569
1,894,549	Catalyst Pharmaceuticals, Inc. (a)	39,539,238
539,316	Exact Sciences Corp. (a)	30,304,166
1,459,012	Exelixis, Inc. (a)	48,585,100
1,626,429	Genmab A/S, ADR (a)	33,943,573
450,498	Gilead Sciences, Inc.	41,612,500
722,073	Halozyme Therapeutics, Inc. (a)	34,522,310
578,794	Incyte Corp. (a)	39,977,302
656,542	Moderna, Inc. (a)	27,299,016
294,248	Natera, Inc. (a)	46,579,458
331,369	Neurocrine Biosciences, Inc. (a)	45,231,868
37,680	Regeneron Pharmaceuticals, Inc. (a)	26,840,594
307,364	Sarepta Therapeutics, Inc. (a)	37,372,389
106,834	United Therapeutics Corp. (a)	37,695,309
79,445	Vertex Pharmaceuticals, Inc. (a)	31,992,502
		845,485,327
	Life Sciences Tools & Services — 16.3%
592,964	Bruker Corp.	34,759,549
262,952	Illumina, Inc. (a)	35,138,276
26,376	Mettler-Toledo International, Inc. (a)	32,275,784
275,680	Repligen Corp. (a)	39,681,379
106,907	Waters Corp. (a)	39,660,359
		181,515,347
	Pharmaceuticals — 7.6%
842,392	Corcept Therapeutics, Inc. (a)	42,448,133
505,146	Intra-Cellular Therapies, Inc. (a)	42,189,794
		84,637,927
	Total Common Stocks	1,111,638,601
	(Cost $1,010,362,546)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
838,426	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	$838,426
	(Cost $838,426)

	Total Investments — 100.1%	1,112,477,027
	(Cost $1,011,200,972)
	Net Other Assets and Liabilities — (0.1)%	(733,504)
	Net Assets — 100.0%	$1,111,743,523

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,111,638,601	$ 1,111,638,601	$ —	$ —
Money Market Funds	838,426	838,426	—	—
Total Investments	$1,112,477,027	$1,112,477,027	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 11.4%
3,115,795	Amazon.com, Inc. (a)	$683,574,265
1,504,707	eBay, Inc.	93,216,599
		776,790,864
	Commercial Services & Supplies — 2.3%
2,753,931	Copart, Inc. (a)	158,048,100
	Communications Equipment — 10.8%
3,010,811	Arista Networks, Inc. (a)	332,784,940
453,698	Ciena Corp. (a)	38,478,127
5,510,311	Cisco Systems, Inc.	326,210,411
1,040,068	Juniper Networks, Inc.	38,950,547
		736,424,025
	Entertainment — 9.6%
622,000	Netflix, Inc. (a)	554,401,040
1,679,489	ROBLOX Corp., Class A (a)	97,175,234
		651,576,274
	Financial Services — 4.0%
3,149,326	PayPal Holdings, Inc. (a)	268,794,974
	Health Care Technology — 1.5%
467,994	Veeva Systems, Inc., Class A (a)	98,395,738
	Hotels, Restaurants & Leisure — 12.6%
1,359,819	Airbnb, Inc., Class A (a)	178,693,815
60,995	Booking Holdings, Inc.	303,048,778
1,050,855	DoorDash, Inc., Class A (a)	176,280,926
1,531,808	DraftKings, Inc., Class A (a)	56,983,257
558,606	Flutter Entertainment PLC (a)	144,371,721
		859,378,497
	Interactive Media & Services — 20.1%
2,017,419	Alphabet, Inc., Class A	381,897,417
1,643,230	Alphabet, Inc., Class C	312,936,721
1,133,977	Meta Platforms, Inc., Class A	663,954,873
852,126	ZoomInfo Technologies, Inc. (a)	8,955,844
		1,367,744,855
	IT Services — 7.2%
471,914	Akamai Technologies, Inc. (a)	45,138,574
960,354	Cloudflare, Inc., Class A (a)	103,410,919
441,017	GoDaddy, Inc., Class A (a)	87,043,525
510,201	Okta, Inc. (a)	40,203,839
1,052,982	Snowflake, Inc., Class A (a)	162,590,951
259,617	VeriSign, Inc. (a)	53,730,334
		492,118,142
	Professional Services — 0.5%
152,734	Paycom Software, Inc.	31,305,888
Shares	Description	Value

	Software — 18.9%
507,188	Atlassian Corp., Class A (a)	$123,439,415
449,929	Box, Inc., Class A (a)	14,217,756
810,736	Confluent, Inc., Class A (a)	22,668,179
983,914	Datadog, Inc., Class A (a)	140,591,472
637,611	DocuSign, Inc. (a)	57,346,733
699,229	Dropbox, Inc., Class A (a)	21,004,839
162,168	HubSpot, Inc. (a)	112,993,797
1,010,984	MARA Holdings, Inc. (a) (b)	16,954,202
782,472	Nutanix, Inc., Class A (a)	47,871,637
1,391,087	Salesforce, Inc.	465,082,117
437,595	Smartsheet, Inc., Class A (a)	24,518,448
669,108	Workday, Inc., Class A (a)	172,649,937
823,438	Zoom Communications, Inc. (a)	67,200,775
		1,286,539,307
	Specialty Retail — 1.1%
371,396	Carvana Co. (a)	75,527,091
	Total Common Stocks	6,802,643,755
	(Cost $5,810,018,056)
MONEY MARKET FUNDS — 0.0%
4,341,770	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (c)	4,341,770
	(Cost $4,341,770)

See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$6,536,463	Bank of America Corp., 4.45% (c), dated 12/31/24, due 01/02/25, with a maturity value of $6,538,079. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $6,667,192. (d)	$6,536,463
6,805,453	RBC Dominion Securities, Inc., 4.50% (c), dated 12/31/24, due 01/02/25, with a maturity value of $6,807,154. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $6,941,562. (d)	6,805,453
	Total Repurchase Agreements	13,341,916
	(Cost $13,341,916)

	Total Investments — 100.2%	6,820,327,441
	(Cost $5,827,701,742)
	Net Other Assets and Liabilities — (0.2)%	(16,688,948)
	Net Assets — 100.0%	$6,803,638,493

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $12,268,094 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $13,341,916.

(c)	Rate shown reflects yield as of December 31, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,802,643,755	$ 6,802,643,755	$ —	$ —
Money Market Funds	4,341,770	4,341,770	—	—
Repurchase Agreements	13,341,916	—	13,341,916	—
Total Investments	$6,820,327,441	$6,806,985,525	$13,341,916	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$12,268,094
Non-cash Collateral(2)	(12,268,094)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments (Continued)
December 31, 2024
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$13,341,916
Non-cash Collateral(4)	(13,341,916)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 5.3%
585,506	General Dynamics Corp.	$154,274,976
295,218	Lockheed Martin Corp.	143,458,235
340,280	Northrop Grumman Corp.	159,690,001
		457,423,212
	Air Freight & Logistics — 1.9%
1,498,901	Expeditors International of Washington, Inc.	166,033,264
	Beverages — 3.7%
2,564,132	Coca-Cola (The) Co.	159,642,858
1,031,746	PepsiCo, Inc.	156,887,297
		316,530,155
	Biotechnology — 3.5%
956,359	AbbVie, Inc.	169,944,994
182,319	Regeneron Pharmaceuticals, Inc. (a)	129,871,293
		299,816,287
	Capital Markets — 6.3%
345,241	Ameriprise Financial, Inc.	183,816,666
179,357	Blackrock, Inc.	183,860,654
369,770	Moody’s Corp.	175,038,025
		542,715,345
	Chemicals — 3.7%
371,297	Linde PLC	155,450,915
1,379,496	PPG Industries, Inc.	164,780,797
		320,231,712
	Commercial Services & Supplies — 1.9%
1,589,941	Veralto Corp.	161,935,491
	Communications Equipment — 4.2%
3,182,122	Cisco Systems, Inc.	188,381,622
380,085	Motorola Solutions, Inc.	175,686,690
		364,068,312
	Consumer Staples Distribution & Retail — 4.5%
203,041	Costco Wholesale Corp.	186,040,377
2,221,342	Walmart, Inc.	200,698,250
		386,738,627
	Containers & Packaging — 2.2%
820,541	Packaging Corp. of America	184,728,395
	Entertainment — 2.1%
1,251,249	Electronic Arts, Inc.	183,057,729
	Financial Services — 4.4%
349,804	Mastercard, Inc., Class A	184,196,292
621,490	Visa, Inc., Class A	196,415,700
		380,611,992
Shares	Description	Value

	Ground Transportation — 4.0%
5,293,593	CSX Corp.	$170,824,246
739,930	Union Pacific Corp.	168,733,637
		339,557,883
	Health Care Equipment & Supplies — 2.1%
488,737	Stryker Corp.	175,969,757
	Health Care Providers & Services — 3.8%
760,721	Cencora, Inc.	170,918,794
419,287	Elevance Health, Inc.	154,674,975
		325,593,769
	Household Products — 5.9%
1,797,904	Colgate-Palmolive Co.	163,447,453
1,242,124	Kimberly-Clark Corp.	162,767,929
1,054,513	Procter & Gamble (The) Co.	176,789,104
		503,004,486
	Industrial Conglomerates — 2.1%
813,520	Honeywell International, Inc.	183,766,033
	Insurance — 13.7%
1,577,445	Aflac, Inc.	163,170,911
504,617	Aon PLC, Class A	181,238,242
1,750,148	Arch Capital Group Ltd.	161,626,168
1,697,691	Brown & Brown, Inc.	173,198,436
598,747	Chubb Ltd.	165,433,796
803,961	Marsh & McLennan Cos., Inc.	170,769,356
639,128	RenaissanceRe Holdings Ltd.	159,021,437
		1,174,458,346
	IT Services — 4.1%
2,315,607	Cognizant Technology Solutions Corp., Class A	178,070,178
777,853	International Business Machines Corp.	170,995,425
		349,065,603
	Machinery — 2.2%
553,891	Snap-on, Inc.	188,034,917
	Oil, Gas & Consumable Fuels — 3.9%
1,709,257	ConocoPhillips	169,507,017
1,505,021	Exxon Mobil Corp.	161,895,109
		331,402,126
	Pharmaceuticals — 1.8%
1,093,854	Johnson & Johnson	158,193,165
	Professional Services — 4.2%
617,940	Automatic Data Processing, Inc.	180,889,576
1,276,178	Paychex, Inc.	178,945,679
		359,835,255
See Notes to Financial Statements

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 2.1%
431,934	Microsoft Corp.	$182,060,181
	Specialty Retail — 6.3%
435,222	Home Depot (The), Inc.	169,297,006
1,204,917	Ross Stores, Inc.	182,267,794
1,534,427	TJX (The) Cos., Inc.	185,374,126
		536,938,926
	Total Common Stocks	8,571,770,968
	(Cost $7,782,378,054)
MONEY MARKET FUNDS — 0.1%
6,900,638	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	6,900,638
	(Cost $6,900,638)

	Total Investments — 100.0%	8,578,671,606
	(Cost $7,789,278,692)
	Net Other Assets and Liabilities — 0.0%	2,561,537
	Net Assets — 100.0%	$8,581,233,143

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,571,770,968	$ 8,571,770,968	$ —	$ —
Money Market Funds	6,900,638	6,900,638	—	—
Total Investments	$8,578,671,606	$8,578,671,606	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 2.3%
158,485	General Dynamics Corp.	$41,759,213
197,289	L3Harris Technologies, Inc.	41,485,931
86,392	Lockheed Martin Corp.	41,981,328
89,959	Northrop Grumman Corp.	42,216,859
360,356	RTX Corp.	41,700,396
		209,143,727
	Air Freight & Logistics — 1.4%
404,081	C.H. Robinson Worldwide, Inc.	41,749,649
380,352	Expeditors International of Washington, Inc.	42,131,591
334,219	United Parcel Service, Inc., Class B	42,145,016
		126,026,256
	Automobile Components — 0.4%
1,442,791	Gentex Corp.	41,451,385
	Automobiles — 1.0%
1,560,658	Honda Motor Co., Ltd., ADR	44,556,786
232,909	Toyota Motor Corp., ADR	45,326,420
		89,883,206
	Banks — 3.2%
433,374	Bank of Montreal	42,058,947
783,531	Bank of Nova Scotia (The)	42,091,285
653,833	Canadian Imperial Bank of Commerce	41,341,861
669,672	Commerce Bancshares, Inc.	41,727,262
176,302	JPMorgan Chase & Co.	42,261,352
348,149	Royal Bank of Canada	41,955,436
798,867	Toronto-Dominion Bank (The)	42,531,679
		293,967,822
	Beverages — 2.7%
1,046,524	Brown-Forman Corp., Class B	39,746,982
673,752	Coca-Cola (The) Co.	41,947,800
185,671	Constellation Brands, Inc., Class A	41,033,291
334,379	Diageo PLC, ADR	42,509,602
1,303,210	Keurig Dr Pepper, Inc.	41,859,105
277,802	PepsiCo, Inc.	42,242,572
		249,339,352
	Biotechnology — 1.3%
235,602	AbbVie, Inc.	41,866,475
159,201	Amgen, Inc.	41,494,149
449,984	Gilead Sciences, Inc.	41,565,022
		124,925,646
Shares	Description	Value

	Building Products — 0.9%
613,018	A.O. Smith Corp.	$41,813,958
523,329	Johnson Controls International PLC	41,306,358
		83,120,316
	Capital Markets — 4.1%
541,815	Bank of New York Mellon (The) Corp.	41,627,647
40,428	Blackrock, Inc.	41,443,147
217,653	Cboe Global Markets, Inc.	42,529,396
176,587	CME Group, Inc.	41,008,799
73,634	Goldman Sachs Group (The), Inc.	42,164,301
241,652	Houlihan Lokey, Inc.	41,965,286
337,715	Morgan Stanley	42,457,530
539,239	Nasdaq, Inc.	41,688,567
362,098	T. Rowe Price Group, Inc.	40,949,663
		375,834,336
	Chemicals — 3.1%
143,171	Air Products and Chemicals, Inc.	41,525,317
384,421	Innospec, Inc.	42,309,375
99,520	Linde PLC	41,666,039
80,197	NewMarket Corp.	42,372,085
349,800	PPG Industries, Inc.	41,783,610
575,891	Sensient Technologies Corp.	41,037,993
628,982	Stepan Co.	40,695,135
		291,389,554
	Commercial Services & Supplies — 1.8%
561,653	Brady Corp., Class A	41,478,074
252,867	MSA Safety, Inc.	41,917,763
903,064	Rollins, Inc.	41,857,016
206,226	Waste Management, Inc.	41,614,345
		166,867,198
	Communications Equipment — 0.9%
712,591	Cisco Systems, Inc.	42,185,387
1,121,360	Juniper Networks, Inc.	41,994,932
		84,180,319
	Consumer Staples Distribution & Retail — 0.9%
689,442	Kroger (The) Co.	42,159,379
318,590	Target Corp.	43,066,996
		85,226,375
	Containers & Packaging — 2.2%
4,456,896	Amcor PLC	41,939,392
222,871	Avery Dennison Corp.	41,705,850
185,086	Packaging Corp. of America	41,668,411
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging (Continued)
800,697	Silgan Holdings, Inc.	$41,676,279
848,034	Sonoco Products Co.	41,426,461
		208,416,393
	Diversified Telecommunication Services — 1.8%
1,840,130	AT&T, Inc.	41,899,760
1,840,130	BCE, Inc.	42,654,214
3,056,620	TELUS Corp.	41,447,767
1,052,294	Verizon Communications, Inc.	42,081,237
		168,082,978
	Electric Utilities — 8.1%
650,597	ALLETE, Inc.	42,158,686
709,220	Alliant Energy Corp.	41,943,271
452,601	American Electric Power Co., Inc.	41,743,390
387,147	Duke Energy Corp.	41,711,218
527,200	Edison International	42,091,648
557,185	Entergy Corp.	42,245,767
685,396	Evergy, Inc.	42,186,124
735,019	Eversource Energy	42,212,141
1,125,867	Exelon Corp.	42,377,634
1,001,633	Fortis, Inc.	41,637,884
381,659	IDACORP, Inc.	41,707,695
579,785	NextEra Energy, Inc.	41,564,787
563,917	Otter Tail Corp.	41,639,631
494,454	Pinnacle West Capital Corp.	41,914,865
950,873	Portland General Electric Co.	41,477,080
1,296,775	PPL Corp.	42,093,316
506,125	Southern (The) Co.	41,664,210
620,619	Xcel Energy, Inc.	41,904,195
		754,273,542
	Electrical Equipment — 0.9%
339,129	Emerson Electric Co.	42,028,257
98,683	Hubbell, Inc.	41,337,322
		83,365,579
	Electronic Equipment, Instruments & Components — 0.9%
356,473	TD SYNNEX Corp.	41,807,153
291,639	TE Connectivity PLC	41,695,628
		83,502,781
	Financial Services — 0.5%
239,287	Jack Henry & Associates, Inc.	41,947,011
	Food Products — 6.8%
417,821	Cal-Maine Foods, Inc.	43,002,137
1,526,642	Conagra Brands, Inc.	42,364,316
2,060,224	Flowers Foods, Inc.	42,564,228
661,348	General Mills, Inc.	42,174,162
Shares	Description	Value

	Food Products (Continued)
248,692	Hershey (The) Co.	$42,115,990
1,332,126	Hormel Foods Corp.	41,788,793
303,018	Ingredion, Inc.	41,683,156
267,511	J & J Snack Foods Corp.	41,498,981
377,952	J.M. Smucker (The) Co.	41,620,074
520,800	Kellanova	42,169,176
1,379,794	Kraft Heinz (The) Co.	42,373,474
237,020	Lancaster Colony Corp.	41,037,643
537,932	McCormick & Co., Inc.	41,011,936
708,981	Mondelez International, Inc., Class A	42,347,435
1,014,692	The Campbell’s Company	42,495,301
		630,246,802
	Gas Utilities — 3.6%
301,930	Atmos Energy Corp.	42,049,791
350,443	Chesapeake Utilities Corp.	42,526,258
696,180	National Fuel Gas Co.	42,244,202
905,787	New Jersey Resources Corp.	42,254,964
1,064,014	Northwest Natural Holding Co.	42,092,394
606,561	ONE Gas, Inc.	42,004,349
604,290	Southwest Gas Holdings, Inc.	42,729,346
630,587	Spire, Inc.	42,772,716
		338,674,020
	Ground Transportation — 2.7%
410,154	Canadian National Railway Co.	41,634,733
1,304,427	CSX Corp.	42,093,859
178,260	Norfolk Southern Corp.	41,837,622
1,441,307	Schneider National, Inc., Class B	42,201,469
185,044	Union Pacific Corp.	42,197,434
1,173,325	Werner Enterprises, Inc.	42,145,834
		252,110,951
	Health Care Equipment & Supplies — 1.8%
367,673	Abbott Laboratories	41,587,493
1,440,323	Baxter International, Inc.	41,999,819
185,602	Becton Dickinson & Co.	42,107,526
516,321	Medtronic PLC	41,243,721
		166,938,559
	Health Care Providers & Services — 1.3%
1,965,785	Premier, Inc., Class A	41,674,642
274,801	Quest Diagnostics, Inc.	41,456,479
83,008	UnitedHealth Group, Inc.	41,990,427
		125,121,548
	Hotels, Restaurants & Leisure — 0.9%
144,285	McDonald’s Corp.	41,826,779
480,654	Starbucks Corp.	43,859,677
		85,686,456
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 2.7%
257,699	Clorox (The) Co.	$41,852,894
457,282	Colgate-Palmolive Co.	41,571,507
319,754	Kimberly-Clark Corp.	41,900,564
250,007	Procter & Gamble (The) Co.	41,913,673
1,545,736	Reynolds Consumer Products, Inc.	41,719,415
171,594	WD-40 Co.	41,642,432
		250,600,485
	Industrial Conglomerates — 0.9%
325,849	3M Co.	42,063,847
185,037	Honeywell International, Inc.	41,798,008
		83,861,855
	Insurance — 4.1%
217,056	Allstate (The) Corp.	41,846,226
198,810	Assurant, Inc.	42,390,268
152,621	Chubb Ltd.	42,169,182
871,238	CNA Financial Corp.	42,141,782
273,178	Hanover Insurance Group (The), Inc.	42,249,710
198,087	Marsh & McLennan Cos., Inc.	42,075,660
451,095	Selective Insurance Group, Inc.	42,186,404
709,220	Sun Life Financial, Inc.	42,085,115
174,130	Travelers (The) Cos., Inc.	41,946,176
		379,090,523
	IT Services — 2.2%
117,144	Accenture PLC, Class A	41,210,088
485,655	Amdocs Ltd.	41,348,667
532,007	Cognizant Technology Solutions Corp., Class A	40,911,338
1,844,978	Infosys Ltd., ADR	40,441,918
189,380	International Business Machines Corp.	41,631,405
		205,543,416
	Machinery — 4.5%
115,023	Caterpillar, Inc.	41,725,744
119,697	Cummins, Inc.	41,726,374
97,203	Deere & Co.	41,184,911
620,806	Donaldson Co., Inc.	41,811,284
199,414	IDEX Corp.	41,735,356
163,129	Illinois Tool Works, Inc.	41,362,989
221,718	Lincoln Electric Holdings, Inc.	41,565,473
200,795	Nordson Corp.	42,014,346
449,452	Otis Worldwide Corp.	41,623,750
122,043	Snap-on, Inc.	41,431,158
		416,181,385
	Media — 0.4%
1,106,597	Comcast Corp., Class A	41,530,585
Shares	Description	Value

	Metals & Mining — 0.9%
357,873	Franco-Nevada Corp.	$42,082,286
709,582	Rio Tinto PLC, ADR	41,730,518
		83,812,804
	Multi-Utilities — 5.0%
468,599	Ameren Corp.	41,770,915
719,173	Black Hills Corp.	42,086,004
630,397	CMS Energy Corp.	42,015,960
468,702	Consolidated Edison, Inc.	41,822,279
782,945	Dominion Energy, Inc.	42,169,418
349,511	DTE Energy Co.	42,203,453
1,153,360	NiSource, Inc.	42,397,514
796,902	Northwestern Energy Group, Inc.	42,602,381
493,119	Public Service Enterprise Group, Inc.	41,663,624
482,868	Sempra	42,357,181
443,151	WEC Energy Group, Inc.	41,673,920
		462,762,649
	Oil, Gas & Consumable Fuels — 2.3%
293,967	Chevron Corp.	42,578,180
413,748	DT Midstream, Inc.	41,138,964
1,005,470	Enbridge, Inc.	42,662,092
395,376	Exxon Mobil Corp.	42,530,596
910,297	TC Energy Corp.	42,356,120
		211,265,952
	Personal Care Products — 0.4%
734,893	Unilever PLC, ADR	41,668,433
	Pharmaceuticals — 4.5%
630,777	AstraZeneca PLC, ADR	41,328,509
729,916	Bristol-Myers Squibb Co.	41,284,049
1,233,957	GSK PLC, ADR	41,732,426
289,313	Johnson & Johnson	41,840,446
422,951	Merck & Co., Inc.	42,075,165
426,902	Novartis AG, ADR	41,541,834
473,775	Novo Nordisk A/S, ADR	40,754,126
1,573,511	Pfizer, Inc.	41,745,247
868,539	Sanofi S.A., ADR	41,889,636
3,191,231	Takeda Pharmaceutical Co., Ltd., ADR	42,251,898
		416,443,336
	Professional Services — 3.6%
142,878	Automatic Data Processing, Inc.	41,824,677
320,561	Booz Allen Hamilton Holding Corp.	41,256,201
187,219	Broadridge Financial Solutions, Inc.	42,328,344
980,143	Genpact Ltd.	42,097,142
577,153	Maximus, Inc.	43,084,471
301,626	Paychex, Inc.	42,293,998
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
592,536	Robert Half, Inc.	$41,750,086
257,604	Thomson Reuters Corp.	41,314,529
		335,949,448
	Semiconductors & Semiconductor Equipment — 1.3%
195,581	Analog Devices, Inc.	41,553,139
202,681	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	40,027,471
221,041	Texas Instruments, Inc.	41,447,398
		123,028,008
	Software — 0.5%
541,465	Dolby Laboratories, Inc., Class A	42,288,417
	Specialized REITs — 1.4%
981,972	CubeSmart	42,077,500
44,728	Equinix, Inc.	42,173,584
140,650	Public Storage	42,116,236
		126,367,320
	Specialty Retail — 1.8%
107,094	Home Depot (The), Inc.	41,658,495
169,901	Lowe’s Cos., Inc.	41,931,567
345,145	TJX (The) Cos., Inc.	41,696,967
782,801	Tractor Supply Co.	41,535,421
		166,822,450
	Textiles, Apparel & Luxury Goods — 0.4%
547,529	NIKE, Inc., Class B	41,431,519
	Tobacco — 1.8%
784,410	Altria Group, Inc.	41,016,799
1,160,365	British American Tobacco PLC, ADR	42,144,457
339,540	Philip Morris International, Inc.	40,863,639
772,157	Universal Corp.	42,345,090
		166,369,985
	Trading Companies & Distributors — 1.8%
564,292	Fastenal Co.	40,578,237
270,853	GATX Corp.	41,971,381
553,881	MSC Industrial Direct Co., Inc., Class A	41,369,372
86,137	Watsco, Inc.	40,819,463
		164,738,453
	Water Utilities — 2.3%
536,490	American States Water Co.	41,696,003
333,616	American Water Works Co., Inc.	41,531,856
924,314	California Water Service Group	41,899,153
Shares	Description	Value

	Water Utilities (Continued)
1,159,411	Essential Utilities, Inc.	$42,109,807
856,503	SJW Group	42,157,078
		209,393,897
	Wireless Telecommunication Services — 1.4%
2,991,352	America Movil S.A.B. de C.V., ADR	42,806,247
1,375,729	Rogers Communications, Inc., Class B	42,276,152
189,607	T-Mobile US, Inc.	41,851,953
		126,934,352
	Total Common Stocks	9,255,807,384
	(Cost $8,568,283,994)
MONEY MARKET FUNDS — 0.2%
14,355,757	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (a)	14,355,757
	(Cost $14,355,757)

	Total Investments — 99.9%	9,270,163,141
	(Cost $8,582,639,751)
	Net Other Assets and Liabilities — 0.1%	11,405,600
	Net Assets — 100.0%	$9,281,568,741

(a)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,255,807,384	$ 9,255,807,384	$ —	$ —
Money Market Funds	14,355,757	14,355,757	—	—
Total Investments	$9,270,163,141	$9,270,163,141	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 2.0%
342,968	Monster Beverage Corp. (a)	$18,026,398
	Biotechnology — 1.9%
50,329	United Therapeutics Corp. (a)	17,758,084
	Broadline Retail — 2.4%
98,086	Amazon.com, Inc. (a)	21,519,088
	Building Products — 3.5%
39,354	Carlisle Cos., Inc.	14,515,329
46,034	Trane Technologies PLC	17,002,658
		31,517,987
	Capital Markets — 4.1%
35,431	Ameriprise Financial, Inc.	18,864,527
107,536	Blackstone, Inc.	18,541,357
		37,405,884
	Commercial Services & Supplies — 2.2%
344,057	Copart, Inc. (a)	19,745,431
	Communications Equipment — 4.2%
184,459	Arista Networks, Inc. (a)	20,388,253
38,999	Motorola Solutions, Inc.	18,026,508
		38,414,761
	Consumer Finance — 2.2%
66,955	American Express Co.	19,871,574
	Electronic Equipment, Instruments & Components — 2.1%
274,813	Amphenol Corp., Class A	19,085,763
	Energy Equipment & Services — 1.9%
442,209	Schlumberger N.V.	16,954,293
	Entertainment — 4.7%
161,283	Live Nation Entertainment, Inc. (a)	20,886,149
24,276	Netflix, Inc. (a)	21,637,684
		42,523,833
	Financial Services — 8.4%
52,421	Corpay, Inc. (a)	17,740,315
35,908	Mastercard, Inc., Class A	18,908,075
229,042	PayPal Holdings, Inc. (a)	19,548,735
63,790	Visa, Inc., Class A	20,160,192
		76,357,317
	Health Care Equipment & Supplies — 2.2%
256,143	Dexcom, Inc. (a)	19,920,241
	Health Care Providers & Services — 1.9%
78,097	Cencora, Inc.	17,546,834
Shares	Description	Value

	Hotels, Restaurants & Leisure — 4.4%
312,137	Chipotle Mexican Grill, Inc. (a)	$18,821,861
116,135	Expedia Group, Inc. (a)	21,639,435
		40,461,296
	Household Durables — 2.9%
95,270	D.R. Horton, Inc.	13,320,652
98,114	Lennar Corp., Class A	13,379,806
		26,700,458
	Insurance — 11.3%
179,646	Arch Capital Group Ltd.	16,590,308
174,229	Brown & Brown, Inc.	17,774,843
61,456	Chubb Ltd.	16,980,293
48,239	Everest Group Ltd.	17,484,708
65,594	RenaissanceRe Holdings Ltd.	16,320,443
302,628	W.R. Berkley Corp.	17,709,790
		102,860,385
	Interactive Media & Services — 2.1%
32,137	Meta Platforms, Inc., Class A	18,816,535
	Machinery — 3.8%
47,061	Caterpillar, Inc.	17,071,848
168,378	PACCAR, Inc.	17,514,680
		34,586,528
	Oil, Gas & Consumable Fuels — 7.3%
175,414	ConocoPhillips	17,395,807
455,931	Devon Energy Corp.	14,922,622
146,390	EOG Resources, Inc.	17,944,486
135,265	Valero Energy Corp.	16,582,136
		66,845,051
	Pharmaceuticals — 1.9%
170,543	Merck & Co., Inc.	16,965,618
	Professional Services — 4.1%
63,408	Automatic Data Processing, Inc.	18,561,424
130,993	Paychex, Inc.	18,367,838
		36,929,262
	Semiconductors & Semiconductor Equipment — 5.2%
27,317	KLA Corp.	17,212,988
20,237	Monolithic Power Systems, Inc.	11,974,233
134,354	NVIDIA Corp.	18,042,399
		47,229,620
	Software — 10.6%
71,726	Cadence Design Systems, Inc. (a)	21,550,794
30,222	Intuit, Inc.	18,994,527
44,313	Microsoft Corp.	18,677,929
See Notes to Financial Statements

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
98,933	Palo Alto Networks, Inc. (a)	$18,001,849
75,840	Workday, Inc., Class A (a)	19,568,995
		96,794,094
	Textiles, Apparel & Luxury Goods — 2.5%
114,518	Deckers Outdoor Corp. (a)	23,257,461
	Total Common Stocks	908,093,796
	(Cost $890,321,903)
MONEY MARKET FUNDS — 0.1%
786,720	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	786,720
	(Cost $786,720)

	Total Investments — 99.9%	908,880,516
	(Cost $891,108,623)
	Net Other Assets and Liabilities — 0.1%	530,224
	Net Assets — 100.0%	$909,410,740

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 908,093,796	$ 908,093,796	$ —	$ —
Money Market Funds	786,720	786,720	—	—
Total Investments	$908,880,516	$908,880,516	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Aerospace & Defense ETF (MISL)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 85.4%
11,420	AAR Corp. (a)	$699,818
8,970	AeroVironment, Inc. (a)	1,380,393
11,028	Astronics Corp. (a)	176,007
61,976	Boeing (The) Co. (a)	10,969,752
12,180	Curtiss-Wright Corp.	4,322,317
4,691	Ducommun, Inc. (a)	298,629
31,257	General Dynamics Corp.	8,235,907
17,679	HEICO Corp.	4,203,005
25,998	Hexcel Corp.	1,630,075
45,077	Howmet Aerospace, Inc.	4,930,072
12,471	Huntington Ingalls Industries, Inc.	2,356,645
40,883	Intuitive Machines, Inc. (a)	742,435
48,022	Kratos Defense & Security Solutions, Inc. (a)	1,266,820
19,020	L3Harris Technologies, Inc.	3,999,526
83,865	Leonardo DRS, Inc. (a)	2,709,678
28,528	Loar Holdings, Inc. (a)	2,108,504
15,492	Lockheed Martin Corp.	7,528,182
18,923	Mercury Systems, Inc. (a)	794,766
10,213	Moog, Inc., Class A	2,010,327
2,258	National Presto Industries, Inc.	222,232
8,852	Northrop Grumman Corp.	4,154,155
157,945	Rocket Lab USA, Inc. (a)	4,022,859
75,524	RTX Corp.	8,739,637
37,089	Spirit AeroSystems Holdings, Inc., Class A (a)	1,263,993
53,204	Textron, Inc.	4,069,574
6,636	TransDigm Group, Inc.	8,409,670
24,592	Triumph Group, Inc. (a)	458,887
18,973	Woodward, Inc.	3,157,487
		94,861,352
	Diversified Telecommunication Services — 1.7%
89,942	AST SpaceMobile, Inc. (a)	1,897,776
	Professional Services — 12.8%
7,093	CACI International, Inc., Class A (a)	2,865,998
42,313	KBR, Inc.	2,451,192
27,990	Leidos Holdings, Inc.	4,032,240
33,769	Parsons Corp. (a)	3,115,190
15,749	Science Applications International Corp.	1,760,423
		14,225,043
	Total Common Stocks	110,984,171
	(Cost $100,199,292)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
117,427	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	$117,427
	(Cost $117,427)

	Total Investments — 100.0%	111,101,598
	(Cost $100,316,719)
	Net Other Assets and Liabilities — (0.0)%	(50,366)
	Net Assets — 100.0%	$111,051,232

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 110,984,171	$ 110,984,171	$ —	$ —
Money Market Funds	117,427	117,427	—	—
Total Investments	$111,101,598	$111,101,598	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 4.6%
48	Lockheed Martin Corp.	$23,325
223	RTX Corp.	25,806
		49,131
	Air Freight & Logistics — 1.9%
164	United Parcel Service, Inc., Class B	20,680
	Building Products — 1.5%
140	Advanced Drainage Systems, Inc.	16,184
	Chemicals — 13.2%
302	CF Industries Holdings, Inc.	25,767
422	Dow, Inc.	16,935
229	Eastman Chemical Co.	20,912
826	Element Solutions, Inc.	21,005
235	International Flavors & Fragrances, Inc.	19,869
234	LyondellBasell Industries N.V., Class A	17,379
775	Mosaic (The) Co.	19,050
		140,917
	Construction & Engineering — 2.6%
88	Quanta Services, Inc.	27,812
	Construction Materials — 2.6%
299	CRH PLC	27,664
	Containers & Packaging — 5.2%
519	International Paper Co.	27,933
123	Packaging Corp. of America	27,691
		55,624
	Diversified REITs — 2.1%
407	WP Carey, Inc.	22,173
	Electronic Equipment, Instruments & Components — 4.5%
164	Keysight Technologies, Inc. (a)	26,343
149	TE Connectivity PLC	21,303
		47,646
	Energy Equipment & Services — 6.3%
675	ChampionX Corp.	18,353
663	Halliburton Co.	18,027
475	Schlumberger N.V.	18,212
183	Weatherford International PLC	13,108
		67,700
Shares	Description	Value

	Ground Transportation — 4.1%
670	CSX Corp.	$21,621
99	Union Pacific Corp.	22,576
		44,197
	Health Care REITs — 2.3%
654	Omega Healthcare Investors, Inc.	24,754
	Hotel & Resort REITs — 2.0%
1,246	Host Hotels & Resorts, Inc.	21,830
	Machinery — 11.7%
67	Caterpillar, Inc.	24,305
81	Cummins, Inc.	28,237
124	Dover Corp.	23,262
218	PACCAR, Inc.	22,676
142	Westinghouse Air Brake Technologies Corp.	26,922
		125,402
	Metals & Mining — 4.2%
78	Reliance, Inc.	21,003
179	Royal Gold, Inc.	23,601
		44,604
	Oil, Gas & Consumable Fuels — 21.7%
761	APA Corp.	17,572
395	ConocoPhillips	39,172
473	Devon Energy Corp.	15,481
112	Diamondback Energy, Inc.	18,349
178	EOG Resources, Inc.	21,819
420	HF Sinclair Corp.	14,721
884	Magnolia Oil & Gas Corp., Class A	20,668
129	Marathon Petroleum Corp.	17,996
543	Murphy Oil Corp.	16,431
487	PBF Energy, Inc., Class A	12,930
518	SM Energy Co.	20,078
143	Valero Energy Corp.	17,530
		232,747
	Real Estate Management & Development — 2.6%
109	Jones Lang LaSalle, Inc. (a)	27,592
	Residential REITs — 2.1%
603	American Homes 4 Rent, Class A	22,564
	Retail REITs — 2.4%
148	Simon Property Group, Inc.	25,487
	Specialized REITs — 2.1%
187	Lamar Advertising Co., Class A	22,765
	Total Common Stocks	1,067,473
	(Cost $1,156,032)
See Notes to Financial Statements

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
2,465	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	$2,465
	(Cost $2,465)

	Total Investments — 99.9%	1,069,938
	(Cost $1,158,497)
	Net Other Assets and Liabilities — 0.1%	1,431
	Net Assets — 100.0%	$1,071,369

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,067,473	$ 1,067,473	$ —	$ —
Money Market Funds	2,465	2,465	—	—
Total Investments	$1,069,938	$1,069,938	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
December 31, 2024

	First Trust Dow Jones Select MicroCap Index Fund (FDM)	First Trust Morningstar Dividend Leaders Index Fund (FDL)	First Trust US Equity Opportunities ETF (FPX)	First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
ASSETS:
Investments, at value	$182,803,177	$4,442,691,406	$790,088,956	$1,112,477,027
Cash	—	1,894	—	—
Due from authorized participant	—	9,968,493	—	—
Receivables:
Dividends	104,325	11,283,909	363,599	20,862
Securities lending income	1,855	—	111,526	—
Reclaims	658	—	7,963	69,294
Investment securities sold	—	—	—	—
Capital shares sold	—	—	—	—
Prepaid expenses	1,011	24,279	4,062	6,519
Total Assets	182,911,026	4,463,969,981	790,576,106	1,112,573,702

LIABILITIES:
Payables:
Collateral for securities on loan	5,307,780	—	6,513,242	—
Investment advisory fees	60,399	1,137,112	278,402	388,477
Licensing fees	27,536	1,022,106	185,821	234,144
Audit and tax fees	25,045	25,008	25,040	25,080
Shareholder reporting fees	12,051	87,938	23,798	36,888
Trustees’ fees	60	—	20	39
Investment securities purchased	—	9,968,493	—	—
Capital shares redeemed	—	—	—	—
Other liabilities	30,243	463,274	97,151	145,551
Total Liabilities	5,463,114	12,703,931	7,123,474	830,179
NET ASSETS	$177,447,912	$4,451,266,050	$783,452,632	$1,111,743,523

NET ASSETS consist of:
Paid-in capital	$229,670,319	$4,739,264,446	$1,215,675,442	$1,696,952,331
Par value	26,050	1,107,000	65,500	67,000
Accumulated distributable earnings (loss)	(52,248,457)	(289,105,396)	(432,288,310)	(585,275,808)
NET ASSETS	$177,447,912	$4,451,266,050	$783,452,632	$1,111,743,523
NET ASSET VALUE, per share	$68.12	$40.21	$119.61	$165.93
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,605,000	110,700,002	6,550,002	6,700,002
Investments, at cost	$165,608,542	$4,135,538,216	$556,837,728	$1,011,200,972
Securities on loan, at value	$5,112,056	$—	$6,189,176	$—
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)	First Trust Capital Strength® ETF (FTCS)	First Trust Value Line® Dividend Index Fund (FVD)	First Trust Growth StrengthTM ETF (FTGS)	First Trust Indxx Aerospace & Defense ETF (MISL)	First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

$6,820,327,441	$8,578,671,606	$9,270,163,141	$908,880,516	$111,101,598	$1,069,938
—	—	10,654	—	—	—
—	—	—	—	—	—

588,274	7,034,111	16,948,618	971,946	8,829	1,998
2,258	—	—	—	—	—
—	—	1,790,296	—	—	—
—	—	6,520,232	—	1,520,316	—
—	—	2	1,567,922	—	—
32,768	49,528	53,561	—	—	—
6,820,950,741	8,585,755,245	9,295,486,504	911,420,384	112,630,743	1,071,936

13,341,916	—	—	—	—	—
2,311,461	3,627,129	3,915,260	444,972	58,287	567
994,832	—	2,457,564	—	—	—
25,008	25,045	25,340	—	—	—
98,300	144,253	209,990	—	—	—
—	—	—	—	—	—
—	—	—	1,564,672	—	—
—	—	6,541,092	—	1,521,224	—
540,731	725,675	768,517	—	—	—
17,312,248	4,522,102	13,917,763	2,009,644	1,579,511	567
$6,803,638,493	$8,581,233,143	$9,281,568,741	$909,410,740	$111,051,232	$1,071,369

$7,687,315,837	$8,916,680,393	$9,350,281,679	$911,442,168	$100,727,189	$1,198,482
279,500	977,000	2,128,409	290,000	36,500	500
(883,956,844)	(336,424,250)	(70,841,347)	(2,321,428)	10,287,543	(127,613)
$6,803,638,493	$8,581,233,143	$9,281,568,741	$909,410,740	$111,051,232	$1,071,369
$243.42	$87.83	$43.61	$31.36	$30.42	$21.43
27,950,002	97,700,002	212,840,884	29,000,002	3,650,002	50,002
$5,827,701,742	$7,789,278,692	$8,582,639,751	$891,108,623	$100,316,719	$1,158,497
$12,268,094	$—	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Year Ended December 31, 2024

	First Trust Dow Jones Select MicroCap Index Fund (FDM)	First Trust Morningstar Dividend Leaders Index Fund (FDL)	First Trust US Equity Opportunities ETF (FPX)	First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
INVESTMENT INCOME:
Dividends	$3,656,674	$196,032,289	$3,873,341	$2,808,269
Securities lending income (net of fees)	44,057	323,722	536,263	877
Foreign withholding tax	—	—	(3,029)	—
Total investment income	3,700,731	196,356,011	4,406,575	2,809,146

EXPENSES:
Investment advisory fees	885,435	12,291,397	2,961,296	4,666,445
Licensing fees	91,223	3,777,181	740,324	930,271
Accounting and administration fees	80,429	1,329,171	291,287	455,414
Audit and tax fees	29,285	29,268	29,257	29,553
Shareholder reporting fees	28,326	182,510	46,849	75,392
Custodian fees	11,335	5,646	1,161	(15,798)
Transfer agent fees	8,855	128,453	37,016	54,166
Listing fees	8,589	21,374	8,589	8,589
Trustees’ fees and expenses	8,029	13,249	8,767	9,309
Legal fees	3,763	71,820	14,511	21,845
Other expenses	2,928	69,747	10,560	19,140
Total expenses	1,158,197	17,919,816	4,149,617	6,254,326
Less fees waived by the investment advisor	(95,675)	—	—	—
Net expenses	1,062,522	17,919,816	4,149,617	6,254,326
NET INVESTMENT INCOME (LOSS)	2,638,209	178,436,195	256,958	(3,445,180)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(8,780,346)	(87,334,721)	5,387,027	(8,316,580)
In-kind redemptions	23,635,665	193,105,429	41,772,182	67,004,021
Foreign currency transactions	—	—	—	—
Net realized gain (loss)	14,855,319	105,770,708	47,159,209	58,687,441
Net change in unrealized appreciation (depreciation) on:
Investments	4,355,063	332,057,322	115,817,467	2,011,083
Foreign currency translation	—	—	—	—
Net change in unrealized appreciation (depreciation)	4,355,063	332,057,322	115,817,467	2,011,083
NET REALIZED AND UNREALIZED GAIN (LOSS)	19,210,382	437,828,030	162,976,676	60,698,524
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,848,591	$616,264,225	$163,233,634	$57,253,344

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)	First Trust Capital Strength® ETF (FTCS)	First Trust Value Line® Dividend Index Fund (FVD)	First Trust Growth StrengthTM ETF (FTGS)	First Trust Indxx Aerospace & Defense ETF (MISL)	First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

$20,418,105	$162,806,610	$281,737,438	$5,527,114	$1,064,879	$40,172
10,286	—	—	—	—	—
—	—	(5,613,756)	—	—	—
20,428,391	162,806,610	276,123,682	5,527,114	1,064,879	40,172

24,052,029	42,884,298	47,250,167	2,831,601 (a)	433,937 (a)	9,176 (a)
3,712,609	100,000	9,886,676	—	—	—
1,687,292	2,117,575	2,167,443	—	—	—
29,326	29,367	30,056	—	—	—
280,076	366,281	408,074	—	—	—
85,858	11,318	(130,081)	—	—	—
178,304	246,680	270,340	—	—	—
13,625	4,612	39,380	—	—	—
15,737	19,844	21,155	—	—	—
139,575	183,986	175,613	—	—	—
70,537	137,771	173,941	—	—	—
30,264,968	46,101,732	60,292,764	2,831,601	433,937	9,176
—	—	—	—	—	—
30,264,968	46,101,732	60,292,764	2,831,601	433,937	9,176
(9,836,577)	116,704,878	215,830,918	2,695,513	630,942	30,996

(893,660,192)	(234,574,169)	(77,719,907)	(24,171,058)	(397,170)	(50,172)
1,057,084,122	1,175,490,377	1,015,059,101	48,151,381	1,829,045	146,239
—	—	2,815	—	—	—
163,423,930	940,916,208	937,342,009	23,980,323	1,431,875	96,067

1,499,673,778	(122,409,847)	(216,087,226)	10,335,760	7,751,861	(137,614)
—	—	(11,781)	—	—	—
1,499,673,778	(122,409,847)	(216,099,007)	10,335,760	7,751,861	(137,614)
1,663,097,708	818,506,361	721,243,002	34,316,083	9,183,736	(41,547)
$1,653,261,131	$935,211,239	$937,073,920	$37,011,596	$9,814,678	$(10,551)
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust Dow Jones Select MicroCap Index Fund (FDM)		First Trust Morningstar Dividend Leaders Index Fund (FDL)
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$2,638,209	$3,003,967	$178,436,195	$206,206,556
Net realized gain (loss)	14,855,319	(4,424,117)	105,770,708	80,210,578
Net change in unrealized appreciation (depreciation)	4,355,063	22,992,909	332,057,322	(249,758,782)
Net increase (decrease) in net assets resulting from operations	21,848,591	21,572,759	616,264,225	36,658,352

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,965,016)	(3,022,144)	(178,496,974)	(206,188,898)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	68,564,014	23,930,860	1,292,567,948	1,747,025,494
Cost of shares redeemed	(82,381,853)	(14,540,849)	(1,249,867,155)	(2,408,514,348)
Net increase (decrease) in net assets resulting from shareholder transactions	(13,817,839)	9,390,011	42,700,793	(661,488,854)
Total increase (decrease) in net assets	5,065,736	27,940,626	480,468,044	(831,019,400)

NET ASSETS:
Beginning of period	172,382,176	144,441,550	3,970,798,006	4,801,817,406
End of period	$177,447,912	$172,382,176	$4,451,266,050	$3,970,798,006

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,805,000	2,605,000	110,700,002	131,400,002
Shares sold	1,100,000	450,000	33,050,000	49,150,000
Shares redeemed	(1,300,000)	(250,000)	(33,050,000)	(69,850,000)
Shares outstanding, end of period	2,605,000	2,805,000	110,700,002	110,700,002
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)		First Trust NYSE® Arca® Biotechnology Index Fund (FBT)		First Trust Dow Jones Internet Index Fund (FDN)
Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023

$256,958	$1,937,836	$(3,445,180)	$(4,202,661)	$(9,836,577)	$(13,138,352)
47,159,209	(13,044,002)	58,687,441	25,741,350	163,423,930	80,815,318
115,817,467	156,996,014	2,011,083	(607,012)	1,499,673,778	1,755,649,051
163,233,634	145,889,848	57,253,344	20,931,677	1,653,261,131	1,823,326,017

(743,435)	(2,404,856)	(7,915,052)	—	—	—

5,025,173	27,613,553	83,574,501	45,817,917	3,469,661,610	5,248,074,135
(130,973,175)	(227,281,860)	(308,922,793)	(262,351,148)	(4,278,193,870)	(4,665,330,390)
(125,948,002)	(199,668,307)	(225,348,292)	(216,533,231)	(808,532,260)	582,743,745
36,542,197	(56,183,315)	(176,010,000)	(195,601,554)	844,728,871	2,406,069,762

746,910,435	803,093,750	1,287,753,523	1,483,355,077	5,958,909,622	3,552,839,860
$783,452,632	$746,910,435	$1,111,743,523	$1,287,753,523	$6,803,638,493	$5,958,909,622

7,800,002	10,200,002	8,150,002	9,600,002	31,950,002	28,850,002
50,000	300,000	500,000	300,000	16,050,000	32,000,000
(1,300,000)	(2,700,000)	(1,950,000)	(1,750,000)	(20,050,000)	(28,900,000)
6,550,002	7,800,002	6,700,002	8,150,002	27,950,002	31,950,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets (Continued)

	First Trust Capital Strength® ETF (FTCS)		First Trust Value Line® Dividend Index Fund (FVD)
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$116,704,878	$134,181,222	$215,830,918	$276,020,171
Net realized gain (loss)	940,916,208	210,182,791	937,342,009	386,276,738
Net change in unrealized appreciation (depreciation)	(122,409,847)	372,122,905	(216,099,007)	(260,437,368)
Net increase (decrease) in net assets resulting from operations	935,211,239	716,486,918	937,073,920	401,859,541

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(117,917,367)	(133,727,407)	(217,364,448)	(274,259,890)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,536,998,158	1,899,324,126	2,478,869,768	666,352,515
Cost of shares redeemed	(6,517,043,526)	(2,430,246,599)	(4,710,873,460)	(2,442,760,000)
Net increase (decrease) in net assets resulting from shareholder transactions	(980,045,368)	(530,922,473)	(2,232,003,692)	(1,776,407,485)
Total increase (decrease) in net assets	(162,751,496)	51,837,038	(1,512,294,220)	(1,648,807,834)

NET ASSETS:
Beginning of period	8,743,984,639	8,692,147,601	10,793,862,961	12,442,670,795
End of period	$8,581,233,143	$8,743,984,639	$9,281,568,741	$10,793,862,961

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	109,250,002	116,100,002	266,190,884	311,940,884
Shares sold	64,450,000	25,600,000	56,200,000	16,650,000
Shares redeemed	(76,000,000)	(32,450,000)	(109,550,000)	(62,400,000)
Shares outstanding, end of period	97,700,002	109,250,002	212,840,884	266,190,884

(a)	Inception date is March 13, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Growth StrengthTM ETF (FTGS)		First Trust Indxx Aerospace & Defense ETF (MISL)		First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Period Ended 12/31/2023 (a)

$2,695,513	$155,625	$630,942	$232,849	$30,996	$16,503
23,980,323	445,140	1,431,875	2,828,484	96,067	59,788
10,335,760	7,428,679	7,751,861	2,942,661	(137,614)	49,055
37,011,596	8,029,444	9,814,678	6,003,994	(10,551)	125,346

(2,526,075)	(160,091)	(706,281)	(247,120)	(35,231)	(16,931)

1,162,983,173	62,191,053	65,765,460	54,631,858	2,340,567	2,041,251
(353,264,940)	(5,877,891)	(5,811,488)	(20,629,990)	(2,318,893)	(1,054,189)
809,718,233	56,313,162	59,953,972	34,001,868	21,674	987,062
844,203,754	64,182,515	69,062,369	39,758,742	(24,108)	1,095,477

65,206,986	1,024,471	41,988,863	2,230,121	1,095,477	—
$909,410,740	$65,206,986	$111,051,232	$41,988,863	$1,071,369	$1,095,477

2,400,002	50,002	1,650,002	100,002	50,002	—
38,150,000	2,600,000	2,200,000	2,400,000	100,000	100,002
(11,550,000)	(250,000)	(200,000)	(850,000)	(100,000)	(50,000)
29,000,002	2,400,002	3,650,002	1,650,002	50,002	50,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust Dow Jones Select MicroCap Index Fund (FDM)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$61.46	$55.45	$63.87	$47.94	$51.09
Income from investment operations:
Net investment income (loss)	0.94 (a)	1.10 (a)	1.00	0.64	0.80
Net realized and unrealized gain (loss)	6.78	6.02	(8.42)	15.98	(3.15)
Total from investment operations	7.72	7.12	(7.42)	16.62	(2.35)
Distributions paid to shareholders from:
Net investment income	(1.06)	(1.11)	(1.00)	(0.69)	(0.80)
Net asset value, end of period	$68.12	$61.46	$55.45	$63.87	$47.94
Total return (b)	12.73%	13.01%	(11.56)%	34.71%	(4.25)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$177,448	$172,382	$144,442	$188,737	$122,482
Ratio of total expenses to average net assets	0.65%	0.68%	0.69%	0.69%	0.71%
Ratio of net expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.49%	1.97%	1.72%	1.10%	1.88%
Portfolio turnover rate (c)	71%	72%	84%	95%	95%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Morningstar Dividend Leaders Index Fund (FDL)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$35.87	$36.54	$35.54	$29.59	$32.58
Income from investment operations:
Net investment income (loss)	1.69 (a)	1.59 (a)	1.30	1.29	1.32
Net realized and unrealized gain (loss)	4.35	(0.62)	1.01	5.95	(2.98)
Total from investment operations	6.04	0.97	2.31	7.24	(1.66)
Distributions paid to shareholders from:
Net investment income	(1.70)	(1.64)	(1.31)	(1.29)	(1.33)
Net asset value, end of period	$40.21	$35.87	$36.54	$35.54	$29.59
Total return (b)	16.98%	2.90%	6.71%	24.76%	(4.42)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,451,266	$3,970,798	$4,801,817	$1,762,910	$1,399,483
Ratio of total expenses to average net assets	0.43%	0.44%	0.45%	0.46%	0.46%
Ratio of net expenses to average net assets	0.43%	0.44%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	4.31%	4.52%	4.15%	3.90%	4.73%
Portfolio turnover rate (c)	46%	46%	60%	59%	63%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust US Equity Opportunities ETF (FPX)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$95.76	$78.73	$122.49	$118.32	$80.41
Income from investment operations:
Net investment income (loss)	0.04 (a)	0.22 (a)	0.90	0.08	0.24
Net realized and unrealized gain (loss)	23.92	17.07	(43.81)	4.26	38.01
Total from investment operations	23.96	17.29	(42.91)	4.34	38.25
Distributions paid to shareholders from:
Net investment income	(0.11)	(0.26)	(0.85)	(0.17)	(0.34)
Net asset value, end of period	$119.61	$95.76	$78.73	$122.49	$118.32
Total return (b)	25.02%	22.01%	(35.05)%	3.67%	47.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$783,453	$746,910	$803,094	$1,855,705	$1,946,373
Ratio of total expenses to average net assets	0.56% (c)	0.58%	0.58%	0.57%	0.57%
Ratio of net investment income (loss) to average net assets	0.03% (c)	0.25%	0.86%	0.07%	0.26%
Portfolio turnover rate (d)	77%	123%	115%	85%	75%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$158.01	$154.52	$161.97	$168.08	$148.84
Income from investment operations:
Net investment income (loss)	(0.47) (a)	(0.46) (a)	(0.37)	(0.42)	(0.45)
Net realized and unrealized gain (loss)	9.56	3.95	(7.08)	(5.69)	19.69
Total from investment operations	9.09	3.49	(7.45)	(6.11)	19.24
Distributions paid to shareholders from:
Net investment income	(1.17)	—	—	—	—
Net asset value, end of period	$165.93	$158.01	$154.52	$161.97	$168.08
Total return (b)	5.76%	2.26%	(4.60)%	(3.64)%	12.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,111,744	$1,287,754	$1,483,355	$1,708,757	$2,042,173
Ratio of total expenses to average net assets	0.54%	0.56%	0.56%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.30)%	(0.30)%	(0.25)%	(0.23)%	(0.28)%
Portfolio turnover rate (c)	71%	30%	39%	39%	26%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow Jones Internet Index Fund (FDN)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$186.51	$123.15	$226.02	$212.37	$139.12
Income from investment operations:
Net investment income (loss)	(0.33) (a)	(0.42) (a)	(0.48)	(0.73)	(0.34)
Net realized and unrealized gain (loss)	57.24	63.78	(102.39)	14.38	73.59
Total from investment operations	56.91	63.36	(102.87)	13.65	73.25
Net asset value, end of period	$243.42	$186.51	$123.15	$226.02	$212.37
Total return (b)	30.52%	51.44%	(45.51)%	6.43%	52.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,803,638	$5,958,910	$3,552,840	$9,967,573	$11,075,029
Ratio of total expenses to average net assets	0.49%	0.51%	0.52%	0.51%	0.51%
Ratio of net investment income (loss) to average net assets	(0.16)%	(0.27)%	(0.26)%	(0.30)%	(0.20)%
Portfolio turnover rate (c)	32%	24%	24%	19%	39%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Capital Strength® ETF (FTCS)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$80.04	$74.87	$84.52	$67.55	$60.37
Income from investment operations:
Net investment income (loss)	1.14 (a)	1.16 (a)	0.90	0.91	0.63
Net realized and unrealized gain (loss)	7.82	5.19	(9.63)	16.95	7.18
Total from investment operations	8.96	6.35	(8.73)	17.86	7.81
Distributions paid to shareholders from:
Net investment income	(1.17)	(1.18)	(0.92)	(0.89)	(0.63)
Net asset value, end of period	$87.83	$80.04	$74.87	$84.52	$67.55
Total return (b)	11.21%	8.57%	(10.28)%	26.61%	13.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,581,233	$8,743,985	$8,692,148	$9,491,932	$7,021,909
Ratio of total expenses to average net assets	0.52%	0.54%	0.55%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets	1.32%	1.56%	1.21%	1.23%	1.10%
Portfolio turnover rate (c)	87%	104%	135%	117%	133%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Value Line® Dividend Index Fund (FVD)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$40.55	$39.89	$43.00	$35.10	$36.03
Income from investment operations:
Net investment income (loss)	0.94 (a)	0.93 (a)	0.82	0.74	0.79
Net realized and unrealized gain (loss)	3.09	0.68	(3.10)	7.91	(0.91)
Total from investment operations	4.03	1.61	(2.28)	8.65	(0.12)
Distributions paid to shareholders from:
Net investment income	(0.97)	(0.95)	(0.83)	(0.75)	(0.81)
Net asset value, end of period	$43.61	$40.55	$39.89	$43.00	$35.10
Total return (b)	10.00%	4.10%	(5.24)%	24.86%	(0.04)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,281,569	$10,793,863	$12,442,671	$12,954,187	$10,149,204
Ratio of total expenses to average net assets	0.61%	0.60%	0.65%	0.67%	0.70%
Ratio of net investment income (loss) to average net assets	2.20%	2.36%	2.04%	1.91%	2.47%
Portfolio turnover rate (c)	73%	57%	53%	47%	86%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Growth StrengthTM ETF (FTGS)

	Year Ended December 31,		Period Ended 12/31/2022 (a)
	2024	2023
Net asset value, beginning of period	$27.17	$20.49	$20.29
Income from investment operations:
Net investment income (loss)	0.18 (b)	0.22 (b)	0.04
Net realized and unrealized gain (loss)	4.13	6.63	0.20
Total from investment operations	4.31	6.85	0.24
Distributions paid to shareholders from:
Net investment income	(0.12)	(0.17)	(0.04)
Net realized gain	—	(0.00) (c)	—
Total distributions	(0.12)	(0.17)	(0.04)
Net asset value, end of period	$31.36	$27.17	$20.49
Total return (d)	15.87%	33.54%	1.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$909,411	$65,207	$1,024
Ratio of total expenses to average net assets	0.60%	0.60%	0.60% (e)
Ratio of net investment income (loss) to average net assets	0.57%	0.89%	1.11% (e)
Portfolio turnover rate (f)	102%	66%	25%

(a)	Inception date is October 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Aerospace & Defense ETF (MISL)

	Year Ended December 31,		Period Ended 12/31/2022 (a)
	2024	2023
Net asset value, beginning of period	$25.45	$22.30	$20.79
Income from investment operations:
Net investment income (loss)	0.26 (b)	0.20 (b)	0.02
Net realized and unrealized gain (loss)	4.94	3.11	1.51
Total from investment operations	5.20	3.31	1.53
Distributions paid to shareholders from:
Net investment income	(0.23)	(0.14)	(0.02)
Net realized gain	(0.00) (c)	(0.02)	—
Total distributions	(0.23)	(0.16)	(0.02)
Net asset value, end of period	$30.42	$25.45	$22.30
Total return (d)	20.44%	14.88%	7.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$111,051	$41,989	$2,230
Ratio of total expenses to average net assets	0.60%	0.60%	0.60% (e)
Ratio of net investment income (loss) to average net assets	0.87%	0.86%	0.53% (e)
Portfolio turnover rate (f)	16%	12%	2%

(a)	Inception date is October 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

	Year Ended 12/31/2024	Period Ended 12/31/2023 (a)

Net asset value, beginning of period	$21.91	$19.69
Income from investment operations:
Net investment income (loss) (b)	0.47	0.33
Net realized and unrealized gain (loss)	(0.33)	2.23
Total from investment operations	0.14	2.56
Distributions paid to shareholders from:
Net investment income	(0.62)	(0.34)
Net asset value, end of period	$21.43	$21.91
Total return (c)	0.55%	13.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,071	$1,095
Ratio of total expenses to average net assets	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	2.03%	1.98% (d)
Portfolio turnover rate (e)	90%	44%

(a)	Inception date is March 13, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
December 31, 2024

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the ten funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Dow Jones Select MicroCap Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDM”)
First Trust Morningstar Dividend Leaders Index Fund – (NYSE Arca ticker “FDL”)
First Trust US Equity Opportunities ETF – (NYSE Arca ticker “FPX”)
First Trust NYSE® Arca® Biotechnology Index Fund – (NYSE Arca ticker “FBT”)
First Trust Dow Jones Internet Index Fund – (NYSE Arca ticker “FDN”)
First Trust Capital Strength® ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “FTCS”)
First Trust Value Line® Dividend Index Fund – (NYSE Arca ticker “FVD”)
First Trust Growth StrengthTM ETF – (Nasdaq ticker “FTGS”)
First Trust Indxx Aerospace & Defense ETF – (NYSE Arca ticker “MISL”)
First Trust Bloomberg Inflation Sensitive Equity ETF – (NYSE Arca ticker “FTIF”)
Each of FDN, FDL, FPX, FTGS, MISL and FTIF operates as a non-diversified series of the Trust. Each of FDM, FBT, FTCS and FVD operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Dow Jones Select MicroCap Index Fund	Dow Jones Select MicroCap IndexSM
First Trust Morningstar Dividend Leaders Index Fund	Morningstar® Dividend Leaders IndexSM
First Trust US Equity Opportunities ETF	IPOX®-100 U.S. Index
First Trust NYSE® Arca® Biotechnology Index Fund	NYSE® Arca® Biotechnology Index
First Trust Dow Jones Internet Index Fund	Dow Jones Internet Composite IndexSM
First Trust Capital Strength® ETF	The Capital StrengthTM Index
First Trust Value Line® Dividend Index Fund	Value Line® Dividend Index
First Trust Growth StrengthTM ETF	The Growth StrengthTM Index
First Trust Indxx Aerospace & Defense ETF	Indxx US Aerospace & Defense Index
First Trust Bloomberg Inflation Sensitive Equity ETF	Bloomberg Inflation Sensitive Equity Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brother Harriman & Co. (“BBH”) was the securities lending agent for FDM, FBT and FDN prior to June 10, 2024 and for FDL, FTCS and FVD prior to November 14, 2024. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers for FPX. BNY is also the securities lending agent for FDM, FBT and FDN effective June 10, 2024 and for FDL effective November 14, 2024. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2024, only FDM, FPX, and FDN had securities in the securities lending program. During the fiscal year ended December 31, 2024, FDM, FDL, FPX, FBT, and FDN participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended December 31, 2024, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dow Jones Select MicroCap Index Fund	$2,965,016	$—	$—
First Trust Morningstar Dividend Leaders Index Fund	178,496,974	—	—
First Trust US Equity Opportunities ETF	743,435	—	—
First Trust NYSE® Arca® Biotechnology Index Fund	7,915,052	—	—
First Trust Dow Jones Internet Index Fund	—	—	—
First Trust Capital Strength® ETF	117,917,367	—	—
First Trust Value Line® Dividend Index Fund	217,364,448	—	—
First Trust Growth StrengthTM ETF	2,526,075	—	—
First Trust Indxx Aerospace & Defense ETF	706,281	—	—
First Trust Bloomberg Inflation Sensitive Equity ETF	35,231	—	—
The tax character of distributions paid by each Fund during the fiscal period ended December 31, 2023 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dow Jones Select MicroCap Index Fund	$3,022,144	$—	$—
First Trust Morningstar Dividend Leaders Index Fund	206,188,898	—	—
First Trust US Equity Opportunities ETF	2,404,856	—	—
First Trust NYSE® Arca® Biotechnology Index Fund	—	—	—
First Trust Dow Jones Internet Index Fund	—	—	—
First Trust Capital Strength® ETF	133,727,407	—	—
First Trust Value Line® Dividend Index Fund	274,259,890	—	—
First Trust Growth StrengthTM ETF	160,004	87	—
First Trust Indxx Aerospace & Defense ETF	247,120	—	—
First Trust Bloomberg Inflation Sensitive Equity ETF	16,931	—	—
As of December 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones Select MicroCap Index Fund	$—	$(68,710,574)	$16,462,117
First Trust Morningstar Dividend Leaders Index Fund	828,567	(469,133,204)	179,199,241
First Trust US Equity Opportunities ETF	—	(665,146,651)	232,858,341
First Trust NYSE® Arca® Biotechnology Index Fund	—	(662,369,433)	77,093,625
First Trust Dow Jones Internet Index Fund	—	(1,718,415,624)	834,458,780
First Trust Capital Strength® ETF	—	(1,090,023,216)	753,598,966
First Trust Value Line® Dividend Index Fund	1,773,030	(554,620,247)	482,005,870
First Trust Growth StrengthTM ETF	169,520	(14,694,311)	12,203,363
First Trust Indxx Aerospace & Defense ETF	—	—	10,287,543
First Trust Bloomberg Inflation Sensitive Equity ETF	—	(31,936)	(95,677)
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all Funds except FTGS, MISL, and FTIF, the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. For FTGS and MISL, the taxable period ended 2022 and years ended 2023 and 2024 remain open to federal and state audit. For FTIF, the taxable period ended 2023 and year ended 2024 remain open to federal and state audit. As of December 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Dow Jones Select MicroCap Index Fund	$68,710,574
First Trust Morningstar Dividend Leaders Index Fund	469,133,204
First Trust US Equity Opportunities ETF	665,146,651
First Trust NYSE® Arca® Biotechnology Index Fund	662,369,433
First Trust Dow Jones Internet Index Fund	1,718,415,624
First Trust Capital Strength® ETF	1,090,023,216
First Trust Value Line® Dividend Index Fund*	554,620,247
First Trust Growth StrengthTM ETF	14,694,311
First Trust Indxx Aerospace & Defense ETF	—
First Trust Bloomberg Inflation Sensitive Equity ETF	31,936

*
$11,007,161 of First Trust Value Line® Dividend Index Fund’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $364,518 per year.

During the taxable year ended December 31, 2024, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust US Equity Opportunities ETF	$5,105,637
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2024, the adjustments for each Fund were as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Dow Jones Select MicroCap Index Fund	$288,374	$(22,811,910)	$22,523,536
First Trust Morningstar Dividend Leaders Index Fund	—	(166,010,279)	166,010,279
First Trust US Equity Opportunities ETF	407,482	(41,710,637)	41,303,155
First Trust NYSE® Arca® Biotechnology Index Fund	2,817,912	(61,873,287)	59,055,375
First Trust Dow Jones Internet Index Fund	9,836,577	(937,258,471)	927,421,894
First Trust Capital Strength® ETF	592,931	(1,167,513,091)	1,166,920,160
First Trust Value Line® Dividend Index Fund	2,815	(894,384,416)	894,381,601
First Trust Growth StrengthTM ETF	82	(43,961,599)	43,961,517
First Trust Indxx Aerospace & Defense ETF	46,180	(1,810,058)	1,763,878
First Trust Bloomberg Inflation Sensitive Equity ETF	4,235	(116,671)	112,436
As of December 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones Select MicroCap Index Fund	$166,341,060	$28,455,865	$(11,993,748)	$16,462,117
First Trust Morningstar Dividend Leaders Index Fund	4,263,492,165	480,015,862	(300,816,621)	179,199,241
First Trust US Equity Opportunities ETF	557,230,615	245,923,698	(13,065,357)	232,858,341
First Trust NYSE® Arca® Biotechnology Index Fund	1,035,383,402	220,024,615	(142,930,990)	77,093,625
First Trust Dow Jones Internet Index Fund	5,985,868,661	1,172,043,419	(337,584,639)	834,458,780
First Trust Capital Strength® ETF	7,825,072,640	1,075,894,203	(322,295,237)	753,598,966
First Trust Value Line® Dividend Index Fund	8,788,145,589	1,022,578,297	(540,560,745)	482,017,552
First Trust Growth StrengthTM ETF	896,677,153	58,819,814	(46,616,451)	12,203,363
First Trust Indxx Aerospace & Defense ETF	100,814,055	15,635,861	(5,348,318)	10,287,543
First Trust Bloomberg Inflation Sensitive Equity ETF	1,165,615	44,025	(139,702)	(95,677)
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Growth StrengthTM ETF, First Trust Indxx Aerospace & Defense ETF, and First Trust Bloomberg Inflation Sensitive Equity ETF (the “Unitary Fee Funds”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Dow Jones Select MicroCap Index Fund	S&P Dow Jones Indices, LLC
First Trust Morningstar Dividend Leaders Index Fund	Morningstar, Inc.
First Trust US Equity Opportunities ETF	IPOX® Schuster LLC
First Trust NYSE® Arca® Biotechnology Index Fund	ICE Data Indices, LLC
First Trust Dow Jones Internet Index Fund	S&P Dow Jones Indices, LLC
First Trust Capital Strength® ETF	Nasdaq, Inc.
First Trust Value Line® Dividend Index Fund	Value Line Publishing, LLC
First Trust Growth StrengthTM ETF	Nasdaq, Inc.
First Trust Indxx Aerospace & Defense ETF	Indxx, Inc.
First Trust Bloomberg Inflation Sensitive Equity ETF	Bloomberg Index Services Limited
The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
I. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	FTGS	MISL	FTIF
Fund net assets up to and including $2.5 billion	0.600%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%	0.540%	0.540%
Fund net assets greater than $15 billion	0.510%	0.510%	0.510%
For the First Trust Dow Jones Select MicroCap Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust US Equity Opportunities ETF, First Trust NYSE® Arca® Biotechnology Index Fund, First Trust Dow Jones Internet Index Fund, First Trust Capital Strength® ETF and First Trust Value Line Dividend Index Fund (such Funds, the “Expense Cap Funds”), First Trust is paid an annual management fee based on a percentage of each Fund’s average daily net assets and calculated pursuant to the following schedule:

Breakpoints	FDM	FDL	FPX	FBT	FDN	FTCS	FVD
Fund net assets up to and including $2.5 billion	0.5000%	0.3000%	0.40%	0.40%	0.40%	0.5000%	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.2925%	0.39%	0.39%	0.39%	0.4875%	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.2850%	0.38%	0.38%	0.38%	0.4750%	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.2775%	0.37%	0.37%	0.37%	0.4625%	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.2700%	0.36%	0.36%	0.36%	0.4500%	0.4500%
Fund net assets greater than $15 billion	0.4250%	0.2550%	0.34%	0.34%	0.34%	0.4250%	0.4250%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
For the Expense Cap Funds, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2026.

Expense Cap
First Trust Dow Jones Select MicroCap Index Fund	0.60%
First Trust Morningstar Dividend Leaders Index Fund	0.45%
First Trust US Equity Opportunities ETF	0.60%
First Trust NYSE® Arca® Biotechnology Index Fund	0.60%
First Trust Dow Jones Internet Index Fund	0.60%
First Trust Capital Strength® ETF	0.65%
First Trust Value Line® Dividend Index Fund	0.70%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended December 31, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Dow Jones Select MicroCap Index Fund	$125,455,139	$125,754,957
First Trust Morningstar Dividend Leaders Index Fund	1,890,725,006	1,888,275,526
First Trust US Equity Opportunities ETF	567,018,107	567,799,505
First Trust NYSE® Arca® Biotechnology Index Fund	828,598,759	839,539,379
First Trust Dow Jones Internet Index Fund	1,968,100,978	1,978,482,587
First Trust Capital Strength® ETF	7,741,106,093	7,694,185,137
First Trust Value Line® Dividend Index Fund	7,184,292,663	7,189,281,442
First Trust Growth StrengthTM ETF	485,045,245	484,231,215
First Trust Indxx Aerospace & Defense ETF	11,495,374	11,538,480
First Trust Bloomberg Inflation Sensitive Equity ETF	1,343,797	1,343,890
For the fiscal year ended December 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Dow Jones Select MicroCap Index Fund	$68,472,210	$82,093,582
First Trust Morningstar Dividend Leaders Index Fund	1,287,854,319	1,247,321,984

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
	Purchases	Sales
First Trust US Equity Opportunities ETF	$5,023,292	$130,851,807
First Trust NYSE® Arca® Biotechnology Index Fund	83,544,460	308,807,416
First Trust Dow Jones Internet Index Fund	3,469,035,214	4,277,175,972
First Trust Capital Strength® ETF	5,483,448,003	6,505,723,995
First Trust Value Line® Dividend Index Fund	2,472,723,257	4,703,829,289
First Trust Growth StrengthTM ETF	1,161,459,345	353,511,738
First Trust Indxx Aerospace & Defense ETF	65,696,321	5,808,138
First Trust Bloomberg Inflation Sensitive Equity ETF	2,333,750	2,315,560
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Dow Jones Select MicroCap Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust US Equity Opportunities ETF, First Trust NYSE® Arca® Biotechnology Index Fund, First Trust Dow Jones Internet Index Fund, First Trust Capital Strength® ETF, First Trust Value Line® Dividend Index Fund, First Trust Growth StrengthTM ETF, First Trust Indxx Aerospace & Defense ETF, and First Trust Bloomberg Inflation Sensitive Equity ETF (the “Funds”), each a series of First Trust Exchange-Traded Fund, including the portfolios of investments, as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
First Trust Dow Jones Select MicroCap Index Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021, and 2020
First Trust Morningstar Dividend Leaders Index Fund
First Trust US Equity Opportunities ETF
First Trust NYSE® Arca® Biotechnology Index Fund
First Trust Dow Jones Internet Index Fund
First Trust Capital Strength® ETF
First Trust Value Line® Dividend Index Fund
First Trust Growth StrengthTM ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024 and 2023, and for the period from October 25, 2022 (commencement of investment operations) through December 31, 2022
First Trust Indxx Aerospace & Defense ETF
First Trust Bloomberg Inflation Sensitive Equity ETF	For the year ended December 31, 2024	For the year ended December 31, 2024, and for the period from March 13, 2023 (commencement of investment operations) through December 31, 2023
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also

Report of Independent Registered Public Accounting Firm (Continued)
included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 21, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund
December 31, 2024 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended December 31, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the fiscal year ended December 31, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Expense Cap Funds (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $13,153,856. This figure is comprised of $530,198 paid (or to be paid) in fixed compensation and $12,623,658 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include $6,895,327 paid (or to be paid) to senior management of First Trust Advisors L.P. and $6,258,529 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2024 (Unaudited)
Federal Tax Information
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Dow Jones Select MicroCap Index Fund	100.00%
First Trust Morningstar Dividend Leaders Index Fund	100.00%
First Trust US Equity Opportunities ETF	100.00%
First Trust NYSE® Arca® Biotechnology Index Fund	34.63%
First Trust Dow Jones Internet Index Fund	0.00%
First Trust Capital Strength® ETF	100.00%
First Trust Value Line® Dividend Index Fund	100.00%
First Trust Growth StrengthTM ETF	100.00%
First Trust Indxx Aerospace & Defense ETF	100.00%
First Trust Bloomberg Inflation Sensitive Equity ETF	76.18%
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Dow Jones Select MicroCap Index Fund	100.00%
First Trust Morningstar Dividend Leaders Index Fund	100.00%
First Trust US Equity Opportunities ETF	100.00%
First Trust NYSE® Arca® Biotechnology Index Fund	34.63%
First Trust Dow Jones Internet Index Fund	0.00%
First Trust Capital Strength® ETF	100.00%
First Trust Value Line® Dividend Index Fund	100.00%
First Trust Growth StrengthTM ETF	100.00%
First Trust Indxx Aerospace & Defense ETF	100.00%
First Trust Bloomberg Inflation Sensitive Equity ETF	79.33%
A portion of each of the Funds’ 2024 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended December 31, 2024, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
Disclaimer
Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.
IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2024 (Unaudited)
representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “NYSE®” and “NYSE® Arca®” are service/trademarks of ICE Data Indices, LLC or its affiliates. These trademarks have been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Advisors L.P. in connection with First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Advisors L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
Nasdaq®, The Capital StrengthTM Index and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.
Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
Bloomberg® and Bloomberg Inflation Sensitive Equity Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”), and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.

Annual Financial Statements and Other Information
For the Year Ended December 31, 2024

First Trust Exchange-Traded Fund
Book 2

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
First Trust S&P REIT Index Fund (FRI)
First Trust Water ETF (FIW)
First Trust Natural Gas ETF (FCG)
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

First Trust Exchange-Traded Fund
Annual Financial Statements and Other Information
December 31, 2024
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.0%
29,795	Axon Enterprise, Inc. (a)	$17,707,764
	Automobiles — 1.0%
44,700	Tesla, Inc. (a)	18,051,648
	Beverages — 4.1%
250,386	Coca-Cola Europacific Partners PLC	19,232,148
581,449	Keurig Dr Pepper, Inc.	18,676,142
363,912	Monster Beverage Corp. (a)	19,127,215
123,186	PepsiCo, Inc.	18,731,663
		75,767,168
	Biotechnology — 5.1%
71,461	Amgen, Inc.	18,625,595
128,501	Biogen, Inc. (a)	19,650,373
203,322	Gilead Sciences, Inc.	18,780,853
26,817	Regeneron Pharmaceuticals, Inc. (a)	19,102,554
47,377	Vertex Pharmaceuticals, Inc. (a)	19,078,718
		95,238,093
	Broadline Retail — 3.0%
83,681	Amazon.com, Inc. (a)	18,358,775
10,940	MercadoLibre, Inc. (a)	18,602,814
189,142	PDD Holdings, Inc., ADR (a)	18,344,882
		55,306,471
	Chemicals — 1.0%
44,358	Linde PLC	18,571,364
	Commercial Services & Supplies — 2.0%
100,682	Cintas Corp.	18,394,601
323,282	Copart, Inc. (a)	18,553,154
		36,947,755
	Communications Equipment — 1.0%
321,626	Cisco Systems, Inc.	19,040,259
	Consumer Staples Distribution & Retail — 1.0%
19,728	Costco Wholesale Corp.	18,076,175
	Electric Utilities — 4.1%
202,927	American Electric Power Co., Inc.	18,715,957
82,907	Constellation Energy Corp.	18,547,125
508,415	Exelon Corp.	19,136,741
279,251	Xcel Energy, Inc.	18,855,027
		75,254,850
	Electronic Equipment, Instruments & Components — 1.0%
107,841	CDW Corp.	18,768,648
Shares	Description	Value

	Energy Equipment & Services — 1.0%
466,804	Baker Hughes Co.	$19,148,300
	Entertainment — 4.0%
127,345	Electronic Arts, Inc.	18,630,573
20,705	Netflix, Inc. (a)	18,454,781
103,432	Take-Two Interactive Software, Inc. (a)	19,039,762
1,760,666	Warner Bros. Discovery, Inc. (a)	18,610,240
		74,735,356
	Financial Services — 1.0%
216,016	PayPal Holdings, Inc. (a)	18,436,966
	Food Products — 2.0%
616,695	Kraft Heinz (The) Co.	18,938,704
316,914	Mondelez International, Inc., Class A	18,929,273
		37,867,977
	Ground Transportation — 2.0%
590,942	CSX Corp.	19,069,698
103,774	Old Dominion Freight Line, Inc.	18,305,734
		37,375,432
	Health Care Equipment & Supplies — 4.0%
235,151	Dexcom, Inc. (a)	18,287,693
238,519	GE HealthCare Technologies, Inc.	18,647,416
45,655	IDEXX Laboratories, Inc. (a)	18,875,603
35,890	Intuitive Surgical, Inc. (a)	18,733,144
		74,543,856
	Hotels, Restaurants & Leisure — 5.0%
140,239	Airbnb, Inc., Class A (a)	18,428,807
3,728	Booking Holdings, Inc.	18,522,270
110,068	DoorDash, Inc., Class A (a)	18,463,907
66,283	Marriott International, Inc., Class A	18,488,980
213,954	Starbucks Corp.	19,523,302
		93,427,266
	Industrial Conglomerates — 1.0%
82,434	Honeywell International, Inc.	18,621,016
	Interactive Media & Services — 2.0%
49,165	Alphabet, Inc., Class A	9,306,934
48,770	Alphabet, Inc., Class C	9,287,759
32,160	Meta Platforms, Inc., Class A	18,830,002
		37,424,695
See Notes to Financial Statements

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 1.9%
237,556	Cognizant Technology Solutions Corp., Class A	$18,268,057
76,626	MongoDB, Inc. (a)	17,839,299
		36,107,356
	Machinery — 1.0%
178,708	PACCAR, Inc.	18,589,206
	Media — 2.9%
53,546	Charter Communications, Inc., Class A (a)	18,353,962
492,451	Comcast Corp., Class A	18,481,686
150,560	Trade Desk (The), Inc., Class A (a)	17,695,317
		54,530,965
	Oil, Gas & Consumable Fuels — 1.1%
121,476	Diamondback Energy, Inc.	19,901,413
	Pharmaceuticals — 1.0%
288,011	AstraZeneca PLC, ADR	18,870,481
	Professional Services — 3.0%
64,014	Automatic Data Processing, Inc.	18,738,818
134,882	Paychex, Inc.	18,913,154
67,982	Verisk Analytics, Inc.	18,724,283
		56,376,255
	Real Estate Management & Development — 1.0%
263,459	CoStar Group, Inc. (a)	18,861,030
	Semiconductors & Semiconductor Equipment — 18.2%
157,885	Advanced Micro Devices, Inc. (a)	19,070,929
88,873	Analog Devices, Inc.	18,881,958
115,053	Applied Materials, Inc.	18,711,069
142,425	ARM Holdings PLC, ADR (a)	17,569,548
26,671	ASML Holding N.V.	18,485,137
85,246	Broadcom, Inc.	19,763,433
451,139	GLOBALFOUNDRIES, Inc. (a)	19,358,374
964,217	Intel Corp.	19,332,551
29,906	KLA Corp.	18,844,369
262,174	Lam Research Corp.	18,936,828
168,200	Marvell Technology, Inc.	18,577,690
339,065	Microchip Technology, Inc.	19,445,378
208,849	Micron Technology, Inc.	17,576,732
139,729	NVIDIA Corp.	18,764,207
89,524	NXP Semiconductors N.V.	18,607,563
287,352	ON Semiconductor Corp. (a)	18,117,544
123,105	QUALCOMM, Inc.	18,911,390
100,720	Texas Instruments, Inc.	18,886,007
		337,840,707
Shares	Description	Value

	Software — 17.5%
42,091	Adobe, Inc. (a)	$18,717,025
55,622	ANSYS, Inc. (a)	18,762,969
55,197	AppLovin Corp., Class A (a)	17,874,445
73,161	Atlassian Corp., Class A (a)	17,805,924
63,134	Autodesk, Inc. (a)	18,660,516
62,432	Cadence Design Systems, Inc. (a)	18,758,319
51,952	CrowdStrike Holdings, Inc., Class A (a)	17,775,896
125,930	Datadog, Inc., Class A (a)	17,994,138
193,657	Fortinet, Inc. (a)	18,296,713
29,254	Intuit, Inc.	18,386,139
43,109	Microsoft Corp.	18,170,443
51,679	MicroStrategy, Inc., Class A (a)	14,967,272
233,663	Palantir Technologies, Inc., Class A (a)	17,671,933
100,768	Palo Alto Networks, Inc. (a)	18,335,745
35,823	Roper Technologies, Inc.	18,622,587
38,242	Synopsys, Inc. (a)	18,561,137
68,934	Workday, Inc., Class A (a)	17,787,040
100,446	Zscaler, Inc. (a)	18,121,463
		325,269,704
	Specialty Retail — 2.0%
15,439	O’Reilly Automotive, Inc. (a)	18,307,566
126,192	Ross Stores, Inc.	19,089,064
		37,396,630
	Technology Hardware, Storage & Peripherals — 1.0%
73,958	Apple, Inc.	18,520,562
	Textiles, Apparel & Luxury Goods — 1.0%
49,606	Lululemon Athletica, Inc. (a)	18,969,831
	Trading Companies & Distributors — 1.0%
251,557	Fastenal Co.	18,089,464
	Wireless Telecommunication Services — 1.0%
85,432	T-Mobile US, Inc.	18,857,405
	Total Common Stocks	1,858,492,068
	(Cost $1,582,527,765)
MONEY MARKET FUNDS — 0.1%
1,436,812	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	1,436,812
	(Cost $1,436,812)

See Notes to Financial Statements

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$58,871	Bank of America Corp., 4.45% (b), dated 12/31/24, due 01/02/25, with a maturity value of $58,886. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $60,048. (c)	$58,871
	(Cost $58,871)

	Total Investments — 100.0%	1,859,987,751
	(Cost $1,584,023,448)
	Net Other Assets and Liabilities — (0.0)%	(382,411)
	Net Assets — 100.0%	$1,859,605,340

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,858,492,068	$ 1,858,492,068	$ —	$ —
Money Market Funds	1,436,812	1,436,812	—	—
Repurchase Agreements	58,871	—	58,871	—
Total Investments	$1,859,987,751	$1,859,928,880	$58,871	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$58,871
Non-cash Collateral(2)	(58,871)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 2.3%
888,166	PDD Holdings, Inc., ADR (a)	$86,143,220
	Electronic Equipment, Instruments & Components — 2.3%
506,396	CDW Corp.	88,133,160
	Hotels, Restaurants & Leisure — 2.3%
516,850	DoorDash, Inc., Class A (a)	86,701,587
	Interactive Media & Services — 4.6%
230,869	Alphabet, Inc., Class A	43,703,502
229,014	Alphabet, Inc., Class C	43,613,426
151,015	Meta Platforms, Inc., Class A	88,420,793
		175,737,721
	IT Services — 4.4%
1,115,503	Cognizant Technology Solutions Corp., Class A	85,782,181
359,814	MongoDB, Inc. (a)	83,768,297
		169,550,478
	Semiconductors & Semiconductor Equipment — 41.7%
741,393	Advanced Micro Devices, Inc. (a)	89,552,860
417,326	Analog Devices, Inc.	88,665,082
540,261	Applied Materials, Inc.	87,862,646
668,796	ARM Holdings PLC, ADR (a)	82,502,675
125,242	ASML Holding N.V.	86,802,725
400,296	Broadcom, Inc.	92,804,625
2,118,442	GLOBALFOUNDRIES, Inc. (a) (b)	90,902,346
4,527,735	Intel Corp.	90,781,087
140,429	KLA Corp.	88,487,121
1,231,110	Lam Research Corp.	88,923,075
789,824	Marvell Technology, Inc.	87,236,061
1,592,170	Microchip Technology, Inc.	91,310,950
980,709	Micron Technology, Inc.	82,536,469
656,134	NVIDIA Corp.	88,112,235
420,383	NXP Semiconductors N.V.	87,376,607
1,349,335	ON Semiconductor Corp. (a)	85,075,572
578,071	QUALCOMM, Inc.	88,803,267
472,956	Texas Instruments, Inc.	88,683,980
		1,586,419,383
	Software — 40.1%
197,646	Adobe, Inc. (a)	87,889,223
261,190	ANSYS, Inc. (a)	88,107,223
259,191	AppLovin Corp., Class A (a)	83,933,821
343,549	Atlassian Corp., Class A (a)	83,612,956
296,462	Autodesk, Inc. (a)	87,625,273
Shares	Description	Value

	Software (Continued)
293,168	Cadence Design Systems, Inc. (a)	$88,085,257
243,952	CrowdStrike Holdings, Inc., Class A (a)	83,470,616
591,338	Datadog, Inc., Class A (a)	84,496,287
909,366	Fortinet, Inc. (a)	85,916,900
137,368	Intuit, Inc.	86,335,788
202,432	Microsoft Corp.	85,325,088
242,672	MicroStrategy, Inc., Class A (a) (b)	70,282,665
1,097,224	Palantir Technologies, Inc., Class A (a)	82,983,051
473,184	Palo Alto Networks, Inc. (a)	86,100,561
168,217	Roper Technologies, Inc.	87,447,607
179,571	Synopsys, Inc. (a)	87,156,580
323,694	Workday, Inc., Class A (a)	83,522,763
471,670	Zscaler, Inc. (a)	85,093,985
		1,527,385,644
	Technology Hardware, Storage & Peripherals — 2.3%
347,289	Apple, Inc.	86,968,111
	Total Common Stocks	3,807,039,304
	(Cost $3,449,239,332)
MONEY MARKET FUNDS — 0.1%
1,943,737	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (c)	1,943,737
	(Cost $1,943,737)

See Notes to Financial Statements

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.1%
$21,419,505	Bank of America Corp., 4.45% (c), dated 12/31/24, due 01/02/25, with a maturity value of $21,424,800. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $21,847,895. (d)	$21,419,505
22,301,788	RBC Dominion Securities, Inc., 4.50% (c), dated 12/31/24, due 01/02/25, with a maturity value of $22,307,363. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $22,747,825. (d)	22,301,788
	Total Repurchase Agreements	43,721,293
	(Cost $43,721,293)

	Total Investments — 101.2%	3,852,704,334
	(Cost $3,494,904,362)
	Net Other Assets and Liabilities — (1.2)%	(45,786,192)
	Net Assets — 100.0%	$3,806,918,142

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $42,090,094 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $43,721,293.

(c)	Rate shown reflects yield as of December 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,807,039,304	$ 3,807,039,304	$ —	$ —
Money Market Funds	1,943,737	1,943,737	—	—
Repurchase Agreements	43,721,293	—	43,721,293	—
Total Investments	$3,852,704,334	$3,808,983,041	$43,721,293	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$42,090,094
Non-cash Collateral(2)	(42,090,094)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments (Continued)
December 31, 2024
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$43,721,293
Non-cash Collateral(4)	(43,721,293)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Aerospace & Defense — 1.7%
3,177	Axon Enterprise, Inc. (b)	$1,888,155
	Automobiles — 1.7%
4,766	Tesla, Inc. (b)	1,924,701
	Beverages — 7.2%
26,698	Coca-Cola Europacific Partners PLC	2,050,673
61,999	Keurig Dr Pepper, Inc.	1,991,408
38,803	Monster Beverage Corp. (b)	2,039,486
13,135	PepsiCo, Inc.	1,997,308
		8,078,875
	Biotechnology — 9.1%
7,620	Amgen, Inc.	1,986,077
13,702	Biogen, Inc. (b)	2,095,310
21,680	Gilead Sciences, Inc.	2,002,582
2,859	Regeneron Pharmaceuticals, Inc. (b)	2,036,551
5,052	Vertex Pharmaceuticals, Inc. (b)	2,034,440
		10,154,960
	Broadline Retail — 3.5%
8,923	Amazon.com, Inc. (b)	1,957,617
1,167	MercadoLibre, Inc. (b)	1,984,413
		3,942,030
	Chemicals — 1.8%
4,730	Linde PLC	1,980,309
	Commercial Services & Supplies — 3.5%
10,736	Cintas Corp.	1,961,467
34,471	Copart, Inc. (b)	1,978,291
		3,939,758
	Communications Equipment — 1.8%
34,294	Cisco Systems, Inc.	2,030,205
	Consumer Staples Distribution & Retail — 1.7%
2,104	Costco Wholesale Corp.	1,927,832
	Electric Utilities — 7.2%
21,638	American Electric Power Co., Inc.	1,995,673
8,840	Constellation Energy Corp.	1,977,596
54,212	Exelon Corp.	2,040,540
29,776	Xcel Energy, Inc.	2,010,475
		8,024,284
	Energy Equipment & Services — 1.8%
49,775	Baker Hughes Co.	2,041,771
	Entertainment — 7.1%
13,579	Electronic Arts, Inc.	1,986,608
2,208	Netflix, Inc. (b)	1,968,035
Shares	Description	Value

	Entertainment (Continued)
11,029	Take-Two Interactive Software, Inc. (b)	$2,030,218
187,737	Warner Bros. Discovery, Inc. (b)	1,984,380
		7,969,241
	Financial Services — 1.8%
23,034	PayPal Holdings, Inc. (b)	1,965,952
	Food Products — 3.6%
65,757	Kraft Heinz (The) Co.	2,019,398
33,792	Mondelez International, Inc., Class A	2,018,396
		4,037,794
	Ground Transportation — 3.6%
63,011	CSX Corp.	2,033,365
11,065	Old Dominion Freight Line, Inc.	1,951,866
		3,985,231
	Health Care Equipment & Supplies — 7.1%
25,074	Dexcom, Inc. (b)	1,950,005
25,433	GE HealthCare Technologies, Inc.	1,988,352
4,868	IDEXX Laboratories, Inc. (b)	2,012,626
3,827	Intuitive Surgical, Inc. (b)	1,997,541
		7,948,524
	Hotels, Restaurants & Leisure — 7.1%
14,954	Airbnb, Inc., Class A (b)	1,965,105
398	Booking Holdings, Inc.	1,977,431
7,068	Marriott International, Inc., Class A	1,971,548
22,814	Starbucks Corp.	2,081,778
		7,995,862
	Industrial Conglomerates — 1.8%
8,790	Honeywell International, Inc.	1,985,573
	Machinery — 1.8%
19,055	PACCAR, Inc.	1,982,101
	Media — 5.2%
5,710	Charter Communications, Inc., Class A (b)	1,957,217
52,510	Comcast Corp., Class A	1,970,700
16,054	Trade Desk (The), Inc., Class A (b)	1,886,827
		5,814,744
	Oil, Gas & Consumable Fuels — 1.9%
12,953	Diamondback Energy, Inc.	2,122,090
	Pharmaceuticals — 1.8%
30,710	AstraZeneca PLC, ADR	2,012,119
See Notes to Financial Statements

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Professional Services — 5.4%
6,826	Automatic Data Processing, Inc.	$1,998,175
14,382	Paychex, Inc.	2,016,644
7,249	Verisk Analytics, Inc.	1,996,592
		6,011,411
	Real Estate Management & Development — 1.8%
28,092	CoStar Group, Inc. (b)	2,011,106
	Specialty Retail — 3.6%
1,646	O’Reilly Automotive, Inc. (b)	1,951,827
13,456	Ross Stores, Inc.	2,035,489
		3,987,316
	Textiles, Apparel & Luxury Goods — 1.8%
5,289	Lululemon Athletica, Inc. (b)	2,022,566
	Trading Companies & Distributors — 1.7%
26,823	Fastenal Co.	1,928,842
	Wireless Telecommunication Services — 1.8%
9,110	T-Mobile US, Inc.	2,010,850
	Total Common Stocks	111,724,202
	(Cost $95,876,319)
MONEY MARKET FUNDS — 0.1%
124,507	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (c)	124,507
	(Cost $124,507)

	Total Investments — 100.0%	111,848,709
	(Cost $96,000,826)
	Net Other Assets and Liabilities — (0.0)%	(20,866)
	Net Assets — 100.0%	$111,827,843

(a)
The industry allocation is based on Standard & Poor’s Global
Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification
Benchmark (ICB) system, which is maintained by FTSE
International Limited.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 111,724,202	$ 111,724,202	$ —	$ —
Money Market Funds	124,507	124,507	—	—
Total Investments	$111,848,709	$111,848,709	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.8%
	Automobiles — 23.2%
904,844	Gogoro, Inc. (a)	$452,151
9,796,200	Lucid Group, Inc. (a) (b)	29,584,524
1,223,286	Polestar Automotive Holding UK PLC, Class A, ADR (a) (b)	1,284,450
3,118,967	Rivian Automotive, Inc., Class A (a) (b)	41,482,261
134,223	Tesla, Inc. (a)	54,204,616
		127,008,002
	Chemicals — 7.1%
361,954	Albemarle Corp.	31,157,000
266,878	Aspen Aerogels, Inc. (a)	3,170,511
127,728	Sociedad Quimica y Minera de Chile S.A., ADR (b)	4,644,190
		38,971,701
	Commercial Services & Supplies — 0.2%
643,331	LanzaTech Global, Inc. (a)	881,364
	Construction & Engineering — 0.5%
112,032	Ameresco, Inc., Class A (a)	2,630,511
	Electrical Equipment — 20.1%
72,232	Acuity Brands, Inc.	21,101,134
128,332	American Superconductor Corp. (a)	3,160,817
494,230	Array Technologies, Inc. (a)	2,985,149
973,936	Ballard Power Systems, Inc. (a)	1,616,734
329,096	Blink Charging Co. (a) (b)	457,443
743,495	Bloom Energy Corp., Class A (a) (b)	16,513,024
1,403,815	ChargePoint Holdings, Inc. (a) (b)	1,502,082
129,524	EnerSys	11,971,903
708,811	Eos Energy Enterprises, Inc. (a) (b)	3,444,822
421,624	Fluence Energy, Inc. (a)	6,695,389
97,057	LSI Industries, Inc.	1,884,847
467,220	NEXTracker, Inc., Class A (a)	17,067,547
2,963,877	Plug Power, Inc. (a) (b)	6,313,058
542,226	Shoals Technologies Group, Inc., Class A (a)	2,998,510
729,716	Sunrun, Inc. (a)	6,749,873
154,708	TPI Composites, Inc. (a) (b)	292,398
108,625	Vicor Corp. (a)	5,248,760
612,891	Wallbox N.V. (a)	306,875
		110,310,365
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 5.5%
122,541	Advanced Energy Industries, Inc.	$14,169,416
146,664	Itron, Inc. (a)	15,924,777
		30,094,193
	Financial Services — 1.9%
385,382	HA Sustainable Infrastructure Capital, Inc.	10,339,799
	Independent Power and Renewable Electricity Producers — 10.4%
520,436	Altus Power, Inc. (a)	2,118,175
889,913	Brookfield Renewable Partners, L.P. (c)	20,281,117
269,429	Clearway Energy, Inc., Class C	7,005,154
466,335	Montauk Renewables, Inc. (a)	1,856,013
304,241	NextEra Energy Partners, L.P. (c) (d)	5,415,490
196,714	Ormat Technologies, Inc.	13,321,472
794,533	ReNew Energy Global PLC, Class A (a)	5,426,661
406,438	Sunnova Energy International, Inc. (a) (b)	1,394,082
		56,818,164
	Metals & Mining — 1.5%
530,868	MP Materials Corp. (a)	8,281,541
	Oil, Gas & Consumable Fuels — 0.3%
726,844	Clean Energy Fuels Corp. (a)	1,824,379
	Professional Services — 0.3%
45,945	Willdan Group, Inc. (a)	1,750,045
	Semiconductors & Semiconductor Equipment — 28.6%
598,449	Allegro MicroSystems, Inc. (a)	13,082,095
324,660	Enphase Energy, Inc. (a)	22,297,649
232,492	First Solar, Inc. (a)	40,974,390
607,599	Navitas Semiconductor Corp. (a) (b)	2,169,128
651,417	ON Semiconductor Corp. (a)	41,071,842
184,964	Power Integrations, Inc.	11,412,279
188,495	SolarEdge Technologies, Inc. (a) (b)	2,563,532
140,800	Universal Display Corp.	20,584,960
415,417	Wolfspeed, Inc. (a) (b)	2,766,677
		156,922,552
	Specialty Retail — 0.2%
349,188	EVgo, Inc. (a) (b)	1,414,211
	Total Common Stocks	547,246,827
	(Cost $1,047,680,076)
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
756,232	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (e)	$756,232
	(Cost $756,232)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 8.5%
$22,880,179	Bank of America Corp., 4.45% (e), dated 12/31/24, due 01/02/25, with a maturity value of $22,885,835. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $23,337,783. (f)	22,880,179
23,823,532	RBC Dominion Securities, Inc., 4.50% (e), dated 12/31/24, due 01/02/25, with a maturity value of $23,829,488. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $24,300,004. (f)	23,823,532
	Total Repurchase Agreements	46,703,711
	(Cost $46,703,711)

	Total Investments — 108.4%	594,706,770
	(Cost $1,095,140,019)
	Net Other Assets and Liabilities — (8.4)%	(46,267,557)
	Net Assets — 100.0%	$548,439,213

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $43,582,953 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $46,703,711.

(c)	Security is a Master Limited Partnership (“MLP”).
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of December 31, 2024.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 547,246,827	$ 547,246,827	$ —	$ —
Money Market Funds	756,232	756,232	—	—
Repurchase Agreements	46,703,711	—	46,703,711	—
Total Investments	$594,706,770	$548,003,059	$46,703,711	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$43,582,953
Non-cash Collateral(2)	(43,582,953)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments (Continued)
December 31, 2024
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$46,703,711
Non-cash Collateral(4)	(46,703,711)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.4%
	Data Center REITs — 12.5%
46,120	Digital Realty Trust, Inc.	$8,178,460
14,774	Equinix, Inc.	13,930,257
		22,108,717
	Diversified REITs — 2.5%
11,123	Alexander & Baldwin, Inc.	197,322
1,859	Alpine Income Property Trust, Inc.	31,213
7,275	American Assets Trust, Inc.	191,042
12,202	Armada Hoffler Properties, Inc.	124,826
28,872	Broadstone Net Lease, Inc.	457,910
4,040	CTO Realty Growth, Inc.	79,628
20,817	Empire State Realty Trust, Inc., Class A	214,831
26,849	Essential Properties Realty Trust, Inc.	839,837
6,726	Gladstone Commercial Corp.	109,230
30,328	Global Net Lease, Inc.	221,394
1,345	Modiv Industrial, Inc.	20,014
5,605	NexPoint Diversified Real Estate Trust	34,191
2,389	One Liberty Properties, Inc.	65,076
33,512	WP Carey, Inc.	1,825,734
		4,412,248
	Health Care REITs — 14.7%
23,816	Alexandria Real Estate Equities, Inc.	2,323,251
23,437	American Healthcare REIT, Inc.	666,080
28,685	CareTrust REIT, Inc.	775,929
3,840	Community Healthcare Trust, Inc.	73,766
33,251	Diversified Healthcare Trust	76,477
9,614	Global Medical REIT, Inc.	74,220
54,267	Healthcare Realty Trust, Inc.	919,826
107,107	Healthpeak Properties, Inc.	2,171,059
6,930	LTC Properties, Inc.	239,432
91,938	Medical Properties Trust, Inc.	363,155
6,955	National Health Investors, Inc.	481,981
41,339	Omega Healthcare Investors, Inc.	1,564,681
36,228	Sabra Health Care REIT, Inc.	627,469
8,426	Sila Realty Trust, Inc.	204,920
1,952	Universal Health Realty Income Trust	72,634
64,240	Ventas, Inc.	3,783,094
90,586	Welltower, Inc.	11,416,554
		25,834,528
	Hotel & Resort REITs — 3.1%
34,168	Apple Hospitality REIT, Inc.	524,479
8,943	Braemar Hotels & Resorts, Inc.	26,829
7,490	Chatham Lodging Trust	67,035
31,790	DiamondRock Hospitality Co.	287,064
Shares	Description	Value

	Hotel & Resort REITs (Continued)
107,042	Host Hotels & Resorts, Inc.	$1,875,376
31,607	Park Hotels & Resorts, Inc.	444,710
18,329	Pebblebrook Hotel Trust	248,358
23,229	RLJ Lodging Trust	237,168
9,173	Ryman Hospitality Properties, Inc.	957,111
25,518	Service Properties Trust	64,816
16,601	Summit Hotel Properties, Inc.	113,717
30,765	Sunstone Hotel Investors, Inc.	364,258
15,591	Xenia Hotels & Resorts, Inc.	231,682
		5,442,603
	Industrial REITs — 12.8%
40,048	Americold Realty Trust, Inc.	857,027
7,567	EastGroup Properties, Inc.	1,214,428
20,267	First Industrial Realty Trust, Inc.	1,015,985
9,014	Industrial Logistics Properties Trust	32,901
4,337	Innovative Industrial Properties, Inc.	289,018
9,095	Lineage, Inc.	532,694
45,097	LXP Industrial Trust	366,188
6,046	Plymouth Industrial REIT, Inc.	107,619
141,827	Prologis, Inc.	14,991,114
33,991	Rexford Industrial Realty, Inc.	1,314,092
27,903	STAG Industrial, Inc.	943,679
15,274	Terreno Realty Corp.	903,304
		22,568,049
	Multi-Family Residential REITs — 11.1%
19,903	Apartment Investment and Management Co., Class A (a)	180,918
21,751	AvalonBay Communities, Inc.	4,784,567
1,756	BRT Apartments Corp.	31,661
16,335	Camden Property Trust	1,895,513
2,537	Centerspace	167,823
13,478	Elme Communities	205,809
52,282	Equity Residential	3,751,756
9,842	Essex Property Trust, Inc.	2,809,301
34,412	Independence Realty Trust, Inc.	682,734
17,897	Mid-America Apartment Communities, Inc.	2,766,339
3,385	NexPoint Residential Trust, Inc.	141,324
45,981	UDR, Inc.	1,996,035
12,376	Veris Residential, Inc.	205,813
		19,619,593
	Office REITs — 4.3%
26,440	Brandywine Realty Trust	148,064
22,274	BXP, Inc.	1,656,295
6,148	City Office REIT, Inc.	33,937
17,221	COPT Defense Properties	532,990
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs (Continued)
25,582	Cousins Properties, Inc.	$783,832
25,639	Douglas Emmett, Inc.	475,860
15,210	Easterly Government Properties, Inc.	172,786
16,436	Equity Commonwealth (a)	29,092
12,370	Franklin Street Properties Corp.	22,637
16,234	Highwoods Properties, Inc.	496,436
21,599	Hudson Pacific Properties, Inc.	65,445
12,937	JBG SMITH Properties	198,842
16,269	Kilroy Realty Corp.	658,081
2,263	NET Lease Office Properties (a)	70,628
8,542	Office Properties Income Trust	8,540
7,798	Orion Office REIT, Inc.	28,930
27,979	Paramount Group, Inc.	138,216
5,572	Peakstone Realty Trust	61,682
18,989	Piedmont Office Realty Trust, Inc., Class A	173,749
3,376	Postal Realty Trust, Inc., Class A	44,057
10,823	SL Green Realty Corp.	735,098
25,399	Vornado Realty Trust	1,067,774
		7,602,971
	Other Specialized REITs — 8.4%
11,596	EPR Properties	513,471
6,589	Farmland Partners, Inc.	77,487
14,812	Four Corners Property Trust, Inc.	401,998
42,017	Gaming and Leisure Properties, Inc.	2,023,539
5,153	Gladstone Land Corp.	55,910
44,939	Iron Mountain, Inc.	4,723,538
13,467	Lamar Advertising Co., Class A	1,639,472
21,518	Outfront Media, Inc.	381,729
7,002	Safehold, Inc.	129,397
37,381	Uniti Group, Inc.	205,595
161,427	VICI Properties, Inc.	4,715,283
		14,867,419
	Retail REITs — 17.0%
18,323	Acadia Realty Trust	442,684
15,817	Agree Realty Corp.	1,114,308
327	Alexander’s, Inc.	65,420
46,254	Brixmor Property Group, Inc.	1,287,711
2,165	CBL & Associates Properties, Inc.	63,673
14,477	Curbline Properties Corp.	336,156
11,709	Federal Realty Investment Trust	1,310,822
7,751	Getty Realty Corp.	233,538
11,810	InvenTrust Properties Corp.	355,835
103,223	Kimco Realty Corp.	2,418,515
33,637	Kite Realty Group Trust	848,998
37,599	Macerich (The) Co.	748,972
Shares	Description	Value

	Retail REITs (Continued)
12,493	NETSTREIT Corp.	$176,776
28,715	NNN REIT, Inc.	1,173,008
18,772	Phillips Edison & Co., Inc.	703,199
134,021	Realty Income Corp.	7,158,062
25,014	Regency Centers Corp.	1,849,285
19,567	Retail Opportunity Investments Corp.	339,683
1,852	Saul Centers, Inc.	71,857
46,964	Simon Property Group, Inc.	8,087,670
7,226	SITE Centers Corp.	110,485
16,952	Tanger, Inc.	578,572
19,122	Urban Edge Properties	411,123
6,824	Whitestone REIT	96,696
		29,983,048
	Self-Storage REITs — 7.9%
34,632	CubeSmart	1,483,981
32,460	Extra Space Storage, Inc.	4,856,016
10,742	National Storage Affiliates Trust	407,229
24,133	Public Storage	7,226,386
		13,973,612
	Single-Family Residential REITs — 5.1%
48,576	American Homes 4 Rent, Class A	1,817,714
29,255	Equity LifeStyle Properties, Inc.	1,948,383
87,243	Invitation Homes, Inc.	2,789,159
18,337	Sun Communities, Inc.	2,254,901
11,237	UMH Properties, Inc.	212,154
		9,022,311
	Total Common Stocks	175,435,099
	(Cost $199,130,574)
MONEY MARKET FUNDS — 0.3%
529,378	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (b)	529,378
	(Cost $529,378)

	Total Investments — 99.7%	175,964,477
	(Cost $199,659,952)
	Net Other Assets and Liabilities — 0.3%	556,761
	Net Assets — 100.0%	$176,521,238

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
December 31, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 175,435,099	$ 175,435,099	$ —	$ —
Money Market Funds	529,378	529,378	—	—
Total Investments	$175,964,477	$175,964,477	$—	$—

*	See Portfolio of Investments for sub-industry breakout.
See Notes to Financial Statements

First Trust Water ETF (FIW)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Beverages — 3.0%
1,743,198	Primo Brands Corp.	$53,638,202
	Building Products — 7.7%
668,672	A.O. Smith Corp.	45,610,117
416,633	Advanced Drainage Systems, Inc.	48,162,775
1,150,811	Zurn Elkay Water Solutions Corp.	42,925,250
		136,698,142
	Chemicals — 5.2%
294,817	Ecolab, Inc.	69,081,519
184,144	Hawkins, Inc.	22,588,945
		91,670,464
	Commercial Services & Supplies — 7.6%
708,982	Montrose Environmental Group, Inc. (a)	13,151,616
1,373,588	Tetra Tech, Inc.	54,723,746
663,894	Veralto Corp.	67,617,604
		135,492,966
	Construction & Engineering — 9.2%
652,201	AECOM	69,668,111
682,781	Stantec, Inc. (b)	53,564,170
130,602	Valmont Industries, Inc.	40,051,715
		163,283,996
	Electronic Equipment, Instruments & Components — 5.5%
270,519	Badger Meter, Inc.	57,382,490
365,102	Itron, Inc. (a)	39,642,775
		97,025,265
	Health Care Equipment & Supplies — 3.6%
155,073	IDEXX Laboratories, Inc. (a)	64,113,381
	Life Sciences Tools & Services — 8.5%
522,261	Agilent Technologies, Inc.	70,160,543
215,509	Waters Corp. (a)	79,949,529
		150,110,072
	Machinery — 23.0%
359,337	Franklin Electric Co., Inc.	35,017,391
361,495	IDEX Corp.	75,657,288
188,033	Lindsay Corp.	22,246,184
769,924	Mueller Industries, Inc.	61,101,169
1,738,276	Mueller Water Products, Inc., Class A	39,111,210
736,401	Pentair PLC	74,111,397
Shares	Description	Value

	Machinery (Continued)
189,735	Watts Water Technologies, Inc., Class A	$38,573,125
542,729	Xylem, Inc.	62,967,419
		408,785,183
	Multi-Utilities — 1.7%
6,898,481	Algonquin Power & Utilities Corp.	30,698,240
	Software — 3.9%
134,632	Roper Technologies, Inc.	69,988,445
	Trading Companies & Distributors — 6.9%
1,165,546	Core & Main, Inc., Class A (a)	59,337,947
362,848	Ferguson Enterprises, Inc.	62,979,527
		122,317,474
	Water Utilities — 14.1%
458,374	American States Water Co.	35,624,827
521,531	American Water Works Co., Inc.	64,925,394
674,513	California Water Service Group	30,575,674
1,389,249	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	19,907,938
1,675,080	Essential Utilities, Inc.	60,838,906
370,187	Middlesex Water Co.	19,482,942
395,415	SJW Group	19,462,327
		250,818,008
	Total Common Stocks	1,774,639,838
	(Cost $1,489,523,525)
MONEY MARKET FUNDS — 0.1%
879,382	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (c)	879,382
	(Cost $879,382)

See Notes to Financial Statements

First Trust Water ETF (FIW)
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$168,595	Bank of America Corp., 4.45% (c), dated 12/31/24, due 01/02/25, with a maturity value of $168,637. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $171,967. (d)	$168,595
	(Cost $168,595)

	Total Investments — 100.0%	1,775,687,815
	(Cost $1,490,571,502)
	Net Other Assets and Liabilities — 0.0%	115,251
	Net Assets — 100.0%	$1,775,803,066

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $164,745 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $168,595.

(c)	Rate shown reflects yield as of December 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,774,639,838	$ 1,774,639,838	$ —	$ —
Money Market Funds	879,382	879,382	—	—
Repurchase Agreements	168,595	—	168,595	—
Total Investments	$1,775,687,815	$1,775,519,220	$168,595	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$164,745
Non-cash Collateral(2)	(164,745)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$168,595
Non-cash Collateral(4)	(168,595)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Natural Gas ETF (FCG)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Gas Utilities — 2.0%
132,955	National Fuel Gas Co.	$8,067,709
	Oil, Gas & Consumable Fuels — 97.9%
70,418	Amplify Energy Corp. (a)	422,508
404,717	Antero Resources Corp. (a)	14,185,331
646,699	APA Corp.	14,932,280
2,321,089	Baytex Energy Corp.	5,988,410
135,778	California Resources Corp.	7,045,520
107,455	Chord Energy Corp.	12,563,639
200,369	Civitas Resources, Inc.	9,190,926
303,188	CNX Resources Corp. (a)	11,117,904
303,473	Comstock Resources, Inc. (a) (b)	5,529,278
174,454	ConocoPhillips	17,300,603
583,561	Coterra Energy, Inc.	14,904,148
508,414	Crescent Energy Co., Class A	7,427,928
448,228	Devon Energy Corp.	14,670,502
98,445	Diamondback Energy, Inc.	16,128,244
134,739	EOG Resources, Inc.	16,516,307
363,947	EQT Corp.	16,781,596
162,341	Expand Energy Corp.	16,161,047
219,771	Granite Ridge Resources, Inc.	1,419,721
34,941	Gulfport Energy Corp. (a)	6,436,132
505,539	Hess Midstream, L.P., Class A (c) (d)	18,720,109
1,439,109	Kosmos Energy Ltd. (a)	4,921,753
340,669	Magnolia Oil & Gas Corp., Class A	7,964,841
212,593	Matador Resources Co.	11,960,482
305,595	Murphy Oil Corp.	9,247,305
206,430	Northern Oil & Gas, Inc.	7,670,939
492,195	Obsidian Energy Ltd. (a)	2,849,809
364,330	Occidental Petroleum Corp.	18,001,545
312,092	Ovintiv, Inc.	12,639,726
965,532	Permian Resources Corp.	13,884,350
317,297	Range Resources Corp.	11,416,346
67,309	Riley Exploration Permian, Inc.	2,148,503
617,657	Ring Energy, Inc. (a)	840,013
281,974	SandRidge Energy, Inc.	3,301,916
261,400	SM Energy Co.	10,131,864
1,337,285	Veren, Inc.	6,873,645
415,290	Vermilion Energy, Inc. (b)	3,903,726
158,318	Vital Energy, Inc. (a)	4,895,193
134,618	Vitesse Energy, Inc. (b)	3,365,450
974,242	W&T Offshore, Inc. (b)	1,617,242
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
470,644	Western Midstream Partners, L.P. (d)	$18,086,849
677,536	Woodside Energy Group Ltd., ADR (b)	10,569,562
		393,733,192
	Total Common Stocks	401,800,901
	(Cost $428,063,154)
MONEY MARKET FUNDS — 0.1%
539,715	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (e)	539,715
	(Cost $539,715)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.7%
$3,524,967	Mizuho Financial Group, Inc., 4.45% (e), dated 12/31/24, due 01/02/25, with a maturity value of $3,525,838. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $3,595,468. (f)	3,524,967
3,386,357	RBC Dominion Securities, Inc., 4.50% (e), dated 12/31/24, due 01/02/25, with a maturity value of $3,387,204. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $3,454,084. (f)	3,386,357
	Total Repurchase Agreements	6,911,324
	(Cost $6,911,324)

	Total Investments — 101.7%	409,251,940
	(Cost $435,514,193)
	Net Other Assets and Liabilities — (1.7)%	(6,879,085)
	Net Assets — 100.0%	$402,372,855

See Notes to Financial Statements

First Trust Natural Gas ETF (FCG)
Portfolio of Investments (Continued)
December 31, 2024
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $6,834,573 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $6,911,324.

(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Security is a Master Limited Partnership (“MLP”).
(e)	Rate shown reflects yield as of December 31, 2024.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 401,800,901	$ 401,800,901	$ —	$ —
Money Market Funds	539,715	539,715	—	—
Repurchase Agreements	6,911,324	—	6,911,324	—
Total Investments	$409,251,940	$402,340,616	$6,911,324	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$6,834,573
Non-cash Collateral(2)	(6,834,573)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$6,911,324
Non-cash Collateral(4)	(6,911,324)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 98.5%
14,820	1st Source Corp.	$865,192
5,168	ACNB Corp.	205,841
18,540	Amalgamated Financial Corp.	620,534
10,119	Arrow Financial Corp.	290,516
20,027	BancFirst Corp.	2,346,764
28,975	Bancorp (The), Inc. (a)	1,524,954
6,052	Bank First Corp.	599,693
9,722	Bank of Marin Bancorp	231,092
68,579	Bank OZK	3,053,823
5,648	Bank7 Corp.	263,536
20,831	Banner Corp.	1,390,886
6,723	BayCom Corp.	180,445
10,306	BCB Bancorp, Inc.	122,023
13,780	Blue Foundry Bancorp (a)	135,182
16,579	Bridgewater Bancshares, Inc. (a)	223,982
53,860	Brookline Bancorp, Inc.	635,548
9,048	Burke & Herbert Financial Services Corp.	564,233
17,858	Business First Bancshares, Inc.	458,951
1,950	C&F Financial Corp.	138,937
19,444	California BanCorp (a)	321,604
8,812	Camden National Corp.	376,625
10,009	Capital Bancorp, Inc.	285,256
10,243	Capital City Bank Group, Inc.	375,406
80,263	Capitol Federal Financial, Inc.	474,354
13,947	Carter Bankshares, Inc. (a)	245,328
43,040	Cathay General Bancorp	2,049,134
2,877	Chemung Financial Corp.	140,426
5,415	ChoiceOne Financial Services, Inc.	192,991
2,877	Citizens Financial Services, Inc.	182,143
8,888	City Holding Co.	1,053,050
9,513	Civista Bancshares, Inc.	200,154
12,691	CNB Financial Corp.	315,498
8,188	Coastal Financial Corp. (a)	695,243
63,306	Columbia Financial, Inc. (a)	1,000,868
81,390	Commerce Bancshares, Inc.	5,071,411
10,916	Community Trust Bancorp, Inc.	578,875
11,453	Community West Bancshares	221,845
23,195	ConnectOne Bancorp, Inc.	531,397
84,436	CVB Financial Corp.	1,807,775
26,029	Dime Community Bancshares, Inc.	800,001
18,257	Eagle Bancorp, Inc.	475,230
120,243	Eastern Bankshares, Inc.	2,074,192
7,514	Enterprise Bancorp, Inc.	297,104
22,444	Enterprise Financial Services Corp.	1,265,842
5,030	Esquire Financial Holdings, Inc.	399,885
Shares	Description	Value

	Banks (Continued)
8,281	Farmers & Merchants Bancorp, Inc.	$243,875
22,722	Farmers National Banc Corp.	323,107
9,354	Financial Institutions, Inc.	255,271
24,991	First Bancorp	1,098,854
15,212	First Bank	214,033
34,383	First Busey Corp.	810,407
5,014	First Business Financial Services, Inc.	232,098
11,057	First Community Bankshares, Inc.	460,413
57,724	First Financial Bancorp	1,551,621
86,390	First Financial Bankshares, Inc.	3,114,359
7,138	First Financial Corp.	329,704
5,580	First Financial Northwest, Inc.	121,086
77,308	First Hawaiian, Inc.	2,006,143
5,240	First Internet Bancorp	188,588
63,189	First Interstate BancSystem, Inc., Class A	2,051,747
35,467	First Merchants Corp.	1,414,779
14,455	First Mid Bancshares, Inc.	532,233
13,628	First of Long Island (The) Corp.	159,175
3,910	First United Corp.	131,806
5,842	First Western Financial, Inc. (a)	114,211
12,887	Five Star Bancorp	387,770
17,572	Flushing Financial Corp.	250,928
4,726	FS Bancorp, Inc.	194,050
110,035	Fulton Financial Corp.	2,121,475
17,941	German American Bancorp, Inc.	721,587
7,057	Great Southern Bancorp, Inc.	421,303
52,024	Hancock Whitney Corp.	2,846,753
18,254	Hanmi Financial Corp.	431,159
26,629	HarborOne Bancorp, Inc.	315,021
19,078	HBT Financial, Inc.	417,808
37,058	Heritage Commerce Corp.	347,604
20,646	Heritage Financial Corp.	505,827
1,318	Hingham Institution for Savings (The) (b)	334,957
4,882	Home Bancorp, Inc.	225,597
11,399	HomeStreet, Inc. (a)	130,177
10,597	HomeTrust Bancshares, Inc.	356,907
72,987	Hope Bancorp, Inc.	897,010
26,426	Horizon Bancorp, Inc.	425,723
25,687	Independent Bank Corp.	1,648,849
12,631	Independent Bank Corp.	439,938
37,602	International Bancshares Corp.	2,374,942
5,941	Investar Holding Corp.	130,464
39,039	Kearny Financial Corp.	276,396
15,419	Lakeland Financial Corp.	1,060,210
9,758	Mercantile Bank Corp.	434,133
15,313	Metrocity Bankshares, Inc.	489,250
11,698	Mid Penn Bancorp, Inc.	337,370
See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
12,937	Midland States Bancorp, Inc.	$315,663
12,559	MidWestOne Financial Group, Inc.	365,718
7,823	MVB Financial Corp.	161,936
25,816	NB Bancorp, Inc. (a)	466,237
28,519	NBT Bancorp, Inc.	1,362,067
4,961	Northeast Bank	455,073
8,476	Northeast Community Bancorp, Inc.	207,323
25,936	Northfield Bancorp, Inc.	301,376
3,326	Northrim BanCorp, Inc.	259,228
77,014	Northwest Bancshares, Inc.	1,015,815
35,342	OceanFirst Financial Corp.	639,690
27,114	Old Second Bancorp, Inc.	482,087
3,430	Orange County Bancorp, Inc.	190,605
11,719	Orrstown Financial Services, Inc.	429,033
58,299	Pacific Premier Bancorp, Inc.	1,452,811
14,580	Pathward Financial, Inc.	1,072,796
8,624	PCB Bancorp	174,550
10,630	Peapack-Gladstone Financial Corp.	340,691
21,483	Peoples Bancorp, Inc.	680,796
6,042	Peoples Financial Services Corp.	309,230
3,565	Plumas Bancorp	168,482
13,598	Ponce Financial Group, Inc. (a)	176,774
8,061	Preferred Bank	696,309
14,945	Primis Financial Corp.	174,259
10,197	QCR Holdings, Inc.	822,286
10,696	RBB Bancorp	219,161
4,126	Red River Bancshares, Inc.	222,721
10,455	Republic Bancorp, Inc., Class A	730,491
23,128	S&T Bancorp, Inc.	883,952
27,285	Sandy Spring Bancorp, Inc.	919,777
51,649	Seacoast Banking Corp. of Florida	1,421,897
20,146	Shore Bancshares, Inc.	319,314
8,701	Sierra Bancorp	251,633
75,910	Simmons First National Corp., Class A	1,683,684
9,908	South Plains Financial, Inc.	344,303
4,933	Southern First Bancshares, Inc. (a)	196,087
6,817	Southern Missouri Bancorp, Inc.	391,091
5,975	Southern States Bancshares, Inc.	199,027
17,780	Stock Yards Bancorp, Inc. (b)	1,273,226
27,935	Texas Capital Bancshares, Inc. (a)	2,184,517
169,691	TFS Financial Corp.	2,131,319
8,269	Third Coast Bancshares, Inc. (a)	280,733
45,430	TowneBank	1,547,346
19,952	TriCo Bancshares	871,902
Shares	Description	Value

	Banks (Continued)
14,138	Triumph Financial, Inc. (a)	$1,284,861
11,492	TrustCo Bank Corp.	382,799
36,970	Trustmark Corp.	1,307,629
29,499	UMB Financial Corp.	3,329,257
81,741	United Bankshares, Inc.	3,069,375
6,037	Unity Bancorp, Inc.	263,274
17,557	Univest Financial Corp.	518,107
32,936	Veritex Holdings, Inc.	894,542
15,696	VersaBank	217,390
49,178	WaFd, Inc.	1,585,499
10,316	Washington Trust Bancorp, Inc.	323,407
40,425	WesBanco, Inc.	1,315,429
10,175	West BanCorp, Inc.	220,289
16,132	Westamerica BanCorp	846,285
40,195	Wintrust Financial Corp.	5,012,718
35,604	WSFS Financial Corp.	1,891,641
		120,416,005
	Financial Services — 1.4%
8,203	Cass Information Systems, Inc.	335,585
27,665	Merchants Bancorp	1,008,943
15,902	NewtekOne, Inc.	203,068
11,711	Waterstone Financial, Inc.	157,396
		1,704,992
	Total Common Stocks	122,120,997
	(Cost $123,292,950)
MONEY MARKET FUNDS — 0.0%
32,524	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (c)	32,524
	(Cost $32,524)

See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
December 31, 2024
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.2%
$1,000,000	Mizuho Financial Group, Inc., 4.45% (c), dated 12/31/24, due 01/02/25, with a maturity value of $1,000,247. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $1,020,000. (d)	$1,000,000
462,301	RBC Dominion Securities, Inc., 4.50% (c), dated 12/31/24, due 01/02/25, with a maturity value of $462,417. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $471,547. (d)	462,301
	Total Repurchase Agreements	1,462,301
	(Cost $1,462,301)

	Total Investments — 101.1%	123,615,822
	(Cost $124,787,775)
	Net Other Assets and Liabilities — (1.1)%	(1,368,654)
	Net Assets — 100.0%	$122,247,168

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $1,424,694 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,462,301.

(c)	Rate shown reflects yield as of December 31, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 122,120,997	$ 122,120,997	$ —	$ —
Money Market Funds	32,524	32,524	—	—
Repurchase Agreements	1,462,301	—	1,462,301	—
Total Investments	$123,615,822	$122,153,521	$1,462,301	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,424,694
Non-cash Collateral(2)	(1,424,694)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
December 31, 2024
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,462,301
Non-cash Collateral(4)	(1,462,301)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
December 31, 2024

	First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)	First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)	First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
ASSETS:
Investments, at value	$1,859,987,751	$3,852,704,334	$111,848,709
Cash	—	—	—
Receivables:
Investment securities sold	6,238,349	—	—
Dividends	1,119,454	717,734	102,020
Reclaims	—	—	—
Securities lending income	—	—	—
Prepaid expenses	10,744	21,941	691
Total Assets	1,867,356,298	3,853,444,009	111,951,420

LIABILITIES:
Payables:
Capital shares redeemed	6,240,190	—	—
Investment advisory fees	658,273	1,342,657	30,550
Licensing fees	489,156	997,664	31,422
Collateral for securities on loan	58,871	43,721,293	—
Shareholder reporting fees	43,202	39,735	13,958
Audit and tax fees	25,081	25,008	25,008
Trustees’ fees	24	—	64
Other liabilities	236,161	399,510	22,575
Total Liabilities	7,750,958	46,525,867	123,577
NET ASSETS	$1,859,605,340	$3,806,918,142	$111,827,843

NET ASSETS consist of:
Paid-in capital	$1,824,366,893	$3,991,186,117	$122,558,584
Par value	149,000	202,500	12,000
Accumulated distributable earnings (loss)	35,089,447	(184,470,475)	(10,742,741)
NET ASSETS	$1,859,605,340	$3,806,918,142	$111,827,843
NET ASSET VALUE, per share	$124.81	$188.00	$93.19
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	14,900,002	20,250,002	1,200,002
Investments, at cost	$1,584,023,448	$3,494,904,362	$96,000,826
Securities on loan, at value	$—	$42,090,094	$—
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)	First Trust S&P REIT Index Fund (FRI)	First Trust Water ETF (FIW)	First Trust Natural Gas ETF (FCG)	First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

$594,706,770	$175,964,477	$1,775,687,815	$409,251,940	$123,615,822
9	8,249	—	—	—

—	2,721,224	—	—	—
268,021	707,081	1,257,115	348,840	215,341
621,132	—	169,819	8,949	—
70,074	—	—	12,329	1,651
3,581	1,079	10,285	1,950	586
595,669,587	179,402,110	1,777,125,034	409,624,008	123,833,400

—	2,736,743	—	—	—
200,167	47,699	628,471	137,262	33,036
151,877	26,269	233,665	96,425	27,640
46,703,711	—	168,595	6,911,324	1,462,301
77,158	13,056	42,029	25,759	11,914
25,138	27,758	25,065	26,070	25,008
58	55	11	48	58
72,265	29,292	224,132	54,265	26,275
47,230,374	2,880,872	1,321,968	7,251,153	1,586,232
$548,439,213	$176,521,238	$1,775,803,066	$402,372,855	$122,247,168

$1,679,294,809	$203,246,893	$1,587,142,619	$993,759,808	$147,632,218
161,500	64,500	174,000	163,484	22,000
(1,131,017,096)	(26,790,155)	188,486,447	(591,550,437)	(25,407,050)
$548,439,213	$176,521,238	$1,775,803,066	$402,372,855	$122,247,168
$33.96	$27.37	$102.06	$24.61	$55.57
16,150,002	6,450,002	17,400,002	16,348,365	2,200,002
$1,095,140,019	$199,659,952	$1,490,571,502	$435,514,193	$124,787,775
$43,582,953	$—	$164,745	$6,834,573	$1,424,694
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Year Ended December 31, 2024

	First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)	First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)	First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
INVESTMENT INCOME:
Dividends	$20,844,467	$21,460,077	$1,864,931
Securities lending income (net of fees)	2,136,603	223,032	265,966
Foreign withholding tax	(73,942)	(346,950)	—
Total investment income	22,907,128	21,336,159	2,130,897

EXPENSES:
Investment advisory fees	8,232,091	15,522,440	551,062
Licensing fees	2,056,943	3,917,015	138,749
Accounting and administration fees	789,761	1,305,653	60,476
Shareholder reporting fees	125,986	168,914	29,751
Transfer agent fees	76,451	122,901	6,888
Legal fees	50,078	99,644	3,002
Audit and tax fees	29,454	29,268	29,244
Listing fees	12,562	12,562	12,563
Trustees’ fees and expenses	10,620	13,265	7,973
Custodian fees	(7,382)	23,107	4,362
Other expenses	29,213	41,609	2,929
Total expenses	11,405,777	21,256,378	846,999
Less fees waived by the investment advisor	—	—	(20,406)
Net expenses	11,405,777	21,256,378	826,593
NET INVESTMENT INCOME (LOSS)	11,501,351	79,781	1,304,304

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(55,569,944)	(68,012,591)	(3,896,419)
In-kind redemptions	349,778,540	650,821,648	20,576,244
Foreign currency transactions	—	—	—
Net realized gain (loss)	294,208,596	582,809,057	16,679,825
Net change in unrealized appreciation (depreciation) on:
Investments	(165,972,049)	(318,955,072)	(8,920,855)
Foreign currency translation	—	—	—
Net change in unrealized appreciation (depreciation)	(165,972,049)	(318,955,072)	(8,920,855)
NET REALIZED AND UNREALIZED GAIN (LOSS)	128,236,547	263,853,985	7,758,970
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$139,737,898	$263,933,766	$9,063,274
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)	First Trust S&P REIT Index Fund (FRI)	First Trust Water ETF (FIW)	First Trust Natural Gas ETF (FCG)	First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

$2,318,108	$4,877,692	$21,090,278	$10,425,877	$2,875,833
4,275,757	—	176,703	110,264	13,794
(89,352)	—	(588,887)	(94,449)	—
6,504,513	4,877,692	20,678,094	10,441,692	2,889,627

2,918,634	435,803	6,860,223	1,616,815	369,031
728,176	116,589	856,222	402,571	83,357
254,050	64,730	665,678	160,097	43,536
93,379	25,651	95,717	17,599	14,351
36,434	7,263	67,877	20,210	4,613
9,222	2,813	36,713	7,085	893
29,558	34,815	29,488	31,515	29,326
12,563	10,589	13,200	13,124	12,562
8,719	7,963	10,096	8,347	7,902
(6,823)	8,300	23,165	3,579	7,991
21,432	2,149	24,795	11,096	1,763
4,105,344	716,665	8,683,174	2,292,038	575,325
—	—	—	—	(21,779)
4,105,344	716,665	8,683,174	2,292,038	553,546
2,399,169	4,161,027	11,994,920	8,149,654	2,336,081

(185,474,317)	(2,798,133)	(18,825,348)	(15,132,820)	(3,667,652)
(94,642,348)	3,424,237	104,538,099	16,200,359	(439,039)
—	—	—	(1,179)	—
(280,116,665)	626,104	85,712,751	1,066,360	(4,106,691)

70,482,889	3,167,351	26,154,794	2,405,853	9,759,343
—	—	—	(1,733)	—
70,482,889	3,167,351	26,154,794	2,404,120	9,759,343
(209,633,776)	3,793,455	111,867,545	3,470,480	5,652,652
$(207,234,607)	$7,954,482	$123,862,465	$11,620,134	$7,988,733
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)		First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$11,501,351	$14,072,622	$79,781	$2,947,476
Net realized gain (loss)	294,208,596	(1,534,772)	582,809,057	56,733,643
Net change in unrealized appreciation (depreciation)	(165,972,049)	467,638,627	(318,955,072)	1,001,338,311
Net increase (decrease) in net assets resulting from operations	139,737,898	480,176,477	263,933,766	1,061,019,430

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(11,755,236)	(14,296,112)	(887,760)	(3,468,140)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	389,947,899	868,400,353	1,509,422,543	1,512,418,124
Cost of shares redeemed	(920,601,166)	(158,497,835)	(1,458,791,578)	(435,865,726)
Net increase (decrease) in net assets resulting from shareholder transactions	(530,653,267)	709,902,518	50,630,965	1,076,552,398
Total increase (decrease) in net assets	(402,670,605)	1,175,782,883	313,676,971	2,134,103,688

NET ASSETS:
Beginning of period	2,262,275,945	1,086,493,062	3,493,241,171	1,359,137,483
End of period	$1,859,605,340	$2,262,275,945	$3,806,918,142	$3,493,241,171

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	19,250,002	12,250,002	19,900,002	12,900,002
Shares sold	3,200,000	8,550,000	8,000,000	10,100,000
Shares redeemed	(7,550,000)	(1,550,000)	(7,650,000)	(3,100,000)
Shares outstanding, end of period	14,900,002	19,250,002	20,250,002	19,900,002
See Notes to Financial Statements

First Trust NASDAQ-100 Ex- Technology Sector Index Fund (QQXT)		First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)		First Trust S&P REIT Index Fund (FRI)		First Trust Water ETF (FIW)
Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023

$1,304,304	$1,962,160	$2,399,169	$6,827,098	$4,161,027	$4,155,067	$11,994,920	$10,026,250
16,679,825	9,064,867	(280,116,665)	(81,744,835)	626,104	(6,380,965)	85,712,751	33,099,660
(8,920,855)	14,041,513	70,482,889	(66,605,179)	3,167,351	16,785,202	26,154,794	209,288,484
9,063,274	25,068,540	(207,234,607)	(141,522,916)	7,954,482	14,559,304	123,862,465	252,414,394

(1,339,342)	(1,980,762)	(5,762,256)	(9,544,615)	(5,240,417)	(4,123,107)	(12,067,301)	(10,284,831)

4,586,994	72,827,772	22,072,016	120,119,917	99,035,619	12,513,585	452,458,721	279,923,403
(76,873,236)	(53,207,747)	(399,688,352)	(403,503,870)	(48,441,699)	(32,834,885)	(305,706,026)	(254,578,833)
(72,286,242)	19,620,025	(377,616,336)	(283,383,953)	50,593,920	(20,321,300)	146,752,695	25,344,570
(64,562,310)	42,707,803	(590,613,199)	(434,451,484)	53,307,985	(9,885,103)	258,547,859	267,474,133

176,390,153	133,682,350	1,139,052,412	1,573,503,896	123,213,253	133,098,356	1,517,255,207	1,249,781,074
$111,827,843	$176,390,153	$548,439,213	$1,139,052,412	$176,521,238	$123,213,253	$1,775,803,066	$1,517,255,207

2,000,002	1,750,002	27,000,002	33,350,002	4,700,002	5,550,002	16,000,002	15,750,002
50,000	900,000	600,000	2,600,000	3,500,000	500,000	4,400,000	3,300,000
(850,000)	(650,000)	(11,450,000)	(8,950,000)	(1,750,000)	(1,350,000)	(3,000,000)	(3,050,000)
1,200,002	2,000,002	16,150,002	27,000,002	6,450,002	4,700,002	17,400,002	16,000,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets (Continued)

	First Trust Natural Gas ETF (FCG)		First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$8,149,654	$14,382,448	$2,336,081	$2,381,995
Net realized gain (loss)	1,066,360	49,190,277	(4,106,691)	(19,168,464)
Net change in unrealized appreciation (depreciation)	2,404,120	(65,692,591)	9,759,343	1,927,761
Net increase (decrease) in net assets resulting from operations	11,620,134	(2,119,866)	7,988,733	(14,858,708)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(10,526,845)	(17,277,389)	(2,383,753)	(2,475,883)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	111,918,224	61,796,633	75,880,516	31,219,646
Cost of shares redeemed	(186,999,554)	(454,182,180)	(51,430,001)	(108,833,123)
Net increase (decrease) in net assets resulting from shareholder transactions	(75,081,330)	(392,385,547)	24,450,515	(77,613,477)
Total increase (decrease) in net assets	(73,988,041)	(411,782,802)	30,055,495	(94,948,068)

NET ASSETS:
Beginning of period	476,360,896	888,143,698	92,191,673	187,139,741
End of period	$402,372,855	$476,360,896	$122,247,168	$92,191,673

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	19,598,365	36,248,365	1,850,002	3,550,002
Shares sold	4,400,000	2,500,000	1,450,000	650,000
Shares redeemed	(7,650,000)	(19,150,000)	(1,100,000)	(2,350,000)
Shares outstanding, end of period	16,348,365	19,598,365	2,200,002	1,850,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$117.52	$88.69	$118.42	$100.88	$73.78
Income from investment operations:
Net investment income (loss)	0.69 (a)	0.85 (a)	0.60	0.28	0.34
Net realized and unrealized gain (loss)	7.31	28.80	(29.74)	17.54	27.11
Total from investment operations	8.00	29.65	(29.14)	17.82	27.45
Distributions paid to shareholders from:
Net investment income	(0.71)	(0.82)	(0.59)	(0.28)	(0.35)
Net asset value, end of period	$124.81	$117.52	$88.69	$118.42	$100.88
Total return (b)	6.81%	33.51%	(24.62)%	17.67%	37.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,859,605	$2,262,276	$1,086,493	$1,391,414	$1,175,270
Ratio of total expenses to average net assets	0.55%	0.57%	0.58%	0.57%	0.58%
Ratio of net investment income (loss) to average net assets	0.56%	0.82%	0.61%	0.25%	0.41%
Portfolio turnover rate (c)	26%	34%	33%	23%	28%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$175.54	$105.36	$175.32	$138.14	$100.08
Income from investment operations:
Net investment income (loss)	0.00 (a) (b)	0.20 (b)	0.18	0.02	0.58
Net realized and unrealized gain (loss)	12.50	70.22	(69.98)	37.19	38.09
Total from investment operations	12.50	70.42	(69.80)	37.21	38.67
Distributions paid to shareholders from:
Net investment income	(0.04)	(0.24)	(0.16)	(0.03)	(0.61)
Net asset value, end of period	$188.00	$175.54	$105.36	$175.32	$138.14
Total return (c)	7.12%	66.89%	(39.81)%	26.94%	38.82%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,806,918	$3,493,241	$1,359,137	$4,049,807	$3,349,911
Ratio of total expenses to average net assets	0.54%	0.57%	0.57%	0.56%	0.57%
Ratio of net investment income (loss) to average net assets	0.00% (d)	0.14%	0.12%	0.01%	0.50%
Portfolio turnover rate (e)	28%	36%	28%	25%	31%

(a)	Amount represents less than $0.01.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Amount is less than 0.01%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$88.19	$76.39	$88.47	$79.43	$58.39
Income from investment operations:
Net investment income (loss)	0.86 (a)	0.96 (a)	0.66	0.35	0.22
Net realized and unrealized gain (loss)	5.05	11.81	(12.04)	9.00	21.04
Total from investment operations	5.91	12.77	(11.38)	9.35	21.26
Distributions paid to shareholders from:
Net investment income	(0.91)	(0.97)	(0.70)	(0.31)	(0.22)
Net asset value, end of period	$93.19	$88.19	$76.39	$88.47	$79.43
Total return (b)	6.73%	16.77%	(12.85)%	11.80%	36.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$111,828	$176,390	$133,682	$137,135	$146,938
Ratio of total expenses to average net assets	0.61%	0.62%	0.63%	0.62%	0.62%
Ratio of net expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.95%	1.16%	0.86%	0.40%	0.34%
Portfolio turnover rate (c)	27%	32%	35%	25%	35%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$42.19	$47.18	$67.96	$70.17	$24.91
Income from investment operations:
Net investment income (loss)	0.12 (a)	0.22 (a)	0.07	(0.13)	0.11
Net realized and unrealized gain (loss)	(8.05)	(4.89)	(20.70)	(2.07)	45.36
Total from investment operations	(7.93)	(4.67)	(20.63)	(2.20)	45.47
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.32)	(0.15)	(0.01)	(0.21)
Net asset value, end of period	$33.96	$42.19	$47.18	$67.96	$70.17
Total return (b)	(18.82)%	(9.98)%	(30.37)%	(3.14)%	183.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$548,439	$1,139,052	$1,573,504	$2,823,661	$1,999,803
Ratio of total expenses to average net assets	0.56%	0.59%	0.58%	0.58%	0.60%
Ratio of net expenses to average net assets	0.56%	0.59%	0.58%	0.58%	0.60%
Ratio of net investment income (loss) to average net assets	0.33%	0.48%	0.10%	(0.24)%	0.04%
Portfolio turnover rate (c)	29%	17%	36%	28%	43%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P REIT Index Fund (FRI)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.22	$23.98	$32.59	$23.23	$26.14
Income from investment operations:
Net investment income (loss)	0.78 (a)	0.83 (a)	0.53	0.50	0.52
Net realized and unrealized gain (loss)	1.28	2.26	(8.54)	9.33	(2.72)
Total from investment operations	2.06	3.09	(8.01)	9.83	(2.20)
Distributions paid to shareholders from:
Net investment income	(0.91)	(0.85)	(0.60)	(0.47)	(0.71)
Net asset value, end of period	$27.37	$26.22	$23.98	$32.59	$23.23
Total return (b)	7.96%	13.10%	(24.63)%	42.52%	(8.10)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$176,521	$123,213	$133,098	$236,309	$74,344
Ratio of total expenses to average net assets	0.49%	0.53%	0.50%	0.51%	0.52%
Ratio of net expenses to average net assets	0.49%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.86%	3.40%	1.84%	2.04%	2.04%
Portfolio turnover rate (c)	7%	6%	8%	6%	6%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Water ETF (FIW)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$94.83	$79.35	$94.74	$72.13	$59.91
Income from investment operations:
Net investment income (loss)	0.72 (a)	0.63 (a)	0.53	0.36	0.38
Net realized and unrealized gain (loss)	7.22	15.50	(15.39)	22.60	12.24
Total from investment operations	7.94	16.13	(14.86)	22.96	12.62
Distributions paid to shareholders from:
Net investment income	(0.71)	(0.65)	(0.53)	(0.35)	(0.40)
Net asset value, end of period	$102.06	$94.83	$79.35	$94.74	$72.13
Total return (b)	8.37%	20.39%	(15.65)%	31.89%	21.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,775,803	$1,517,255	$1,249,781	$1,605,791	$688,794
Ratio of total expenses to average net assets	0.51%	0.53%	0.53%	0.53%	0.54%
Ratio of net investment income (loss) to average net assets	0.70%	0.74%	0.66%	0.47%	0.66%
Portfolio turnover rate (c)	15%	17%	13%	15%	15%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Natural Gas ETF (FCG)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.31	$24.50	$17.17	$8.80	$12.05
Income from investment operations:
Net investment income (loss)	0.51 (a)	0.61 (a)	0.69	0.20	0.10
Net realized and unrealized gain (loss)	0.47	(0.01)	7.38	8.47	(3.01)
Total from investment operations	0.98	0.60	8.07	8.67	(2.91)
Distributions paid to shareholders from:
Net investment income	(0.68)	(0.79)	(0.74)	(0.30)	—
Return of capital	—	—	—	—	(0.34)
Total distributions	(0.68)	(0.79)	(0.74)	(0.30)	(0.34)
Net asset value, end of period	$24.61	$24.31	$24.50	$17.17	$8.80
Total return (b)	3.98%	2.55%	47.27%	98.69%	(23.22)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$402,373	$476,361	$888,144	$423,225	$103,429
Ratio of total expenses to average net assets	0.57%	0.60%	0.60%	0.62% (c)	0.67%
Ratio of net expenses to average net assets	0.57%	0.60%	0.60%	0.61% (c)	0.60%
Ratio of net investment income (loss) to average net assets	2.02%	2.51%	2.82%	1.41%	1.48%
Portfolio turnover rate (d)	38%	27%	39%	42%	103%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	For the year ended December 31, 2021, ratio reflects excise tax of 0.01%, which is not included in the expense cap.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$49.83	$52.72	$58.97	$44.75	$51.91
Income from investment operations:
Net investment income (loss)	1.28 (a)	1.19 (a)	1.10	1.01	1.11
Net realized and unrealized gain (loss)	5.78	(2.73)	(6.24)	14.20	(7.13)
Total from investment operations	7.06	(1.54)	(5.14)	15.21	(6.02)
Distributions paid to shareholders from:
Net investment income	(1.32)	(1.35)	(1.11)	(0.99)	(1.14)
Net asset value, end of period	$55.57	$49.83	$52.72	$58.97	$44.75
Total return (b)	14.51%	(2.44)%	(8.70)%	34.08%	(11.00)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$122,247	$92,192	$187,140	$117,947	$85,020
Ratio of total expenses to average net assets	0.62%	0.67%	0.62%	0.63%	0.64%
Ratio of net expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.53%	2.61%	2.11%	1.82%	2.75%
Portfolio turnover rate (c)	20%	24%	18%	23%	14%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
December 31, 2024

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the eight funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust NASDAQ-100 Equal Weighted Index Fund – (Nasdaq, Inc. (“Nasdaq”) ticker “QQEW”)
First Trust NASDAQ-100-Technology Sector Index Fund – (Nasdaq ticker “QTEC”)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund – (Nasdaq ticker “QQXT”)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund – (Nasdaq ticker “QCLN”)
First Trust S&P REIT Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FRI”)
First Trust Water ETF – (NYSE Arca ticker “FIW”)
First Trust Natural Gas ETF – (NYSE Arca ticker “FCG”)
First Trust NASDAQ® ABA Community Bank Index Fund – (Nasdaq ticker “QABA”)
QCLN operates as a non-diversified series of the Trust. Each of QQEW, QTEC, QQXT, FRI, FIW, FCG and QABA operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust NASDAQ-100 Equal Weighted Index Fund	Nasdaq-100 Equal WeightedTM Index
First Trust NASDAQ-100-Technology Sector Index Fund	Nasdaq-100 Technology SectorTM Index
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	Nasdaq-100 Ex-Tech SectorTM Index
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	Nasdaq® Clean Edge® Green EnergyTM Index
First Trust S&P REIT Index Fund	S&P United States REIT Index
First Trust Water ETF	ISE Clean Edge WaterTM Index
First Trust Natural Gas ETF	ISE-Revere Natural GasTM Index
First Trust NASDAQ® ABA Community Bank Index Fund	Nasdaq OMX® ABA Community BankTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Prior to June 10, 2024, FIW, FCG, and QABA’s securities lending agent was Brown Brothers Harriman & Co. (“BBH”). Prior to November 14, 2024, QQEW, QCLN, QQXT, and QTEC’s securities lending agent was BBH. Effective June 10, 2024, for FIW, FCG, and QABA, and effective November 14, 2024, for QQEW, QCLN, QQXT, and QTEC, the Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2024, QTEC, QCLN, FIW, FCG, and QABA had securities in the securities lending program. During the fiscal year ended December 31, 2024, all the Funds, except FRI, participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended December 31, 2024, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust NASDAQ-100 Equal Weighted Index Fund	$11,755,236	$—	$—
First Trust NASDAQ-100-Technology Sector Index Fund	887,760	—	—
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	1,339,342	—	—
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	5,762,256	—	—
First Trust S&P REIT Index Fund	5,240,417	—	—
First Trust Water ETF	12,067,301	—	—
First Trust Natural Gas ETF	10,526,845	—	—
First Trust NASDAQ® ABA Community Bank Index Fund	2,383,753	—	—
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2023 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust NASDAQ-100 Equal Weighted Index Fund	$14,296,112	$—	$—
First Trust NASDAQ-100-Technology Sector Index Fund	3,468,140	—	—
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	1,980,762	—	—
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	9,544,615	—	—
First Trust S&P REIT Index Fund	4,123,107	—	—
First Trust Water ETF	10,284,831	—	—
First Trust Natural Gas ETF	17,277,389	—	—
First Trust NASDAQ® ABA Community Bank Index Fund	2,475,883	—	—
As of December 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ-100 Equal Weighted Index Fund	$—	$(215,982,595)	$251,072,042
First Trust NASDAQ-100-Technology Sector Index Fund	—	(485,790,608)	301,320,133
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	—	(25,263,140)	14,520,399
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	—	(597,589,036)	(533,428,060)
First Trust S&P REIT Index Fund	—	(534,322)	(26,255,833)
First Trust Water ETF	—	(67,816,115)	256,302,562
First Trust Natural Gas ETF	—	(543,514,114)	(48,036,323)
First Trust NASDAQ® ABA Community Bank Index Fund	—	(21,651,548)	(3,755,502)
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of December 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust NASDAQ-100 Equal Weighted Index Fund	$215,982,595
First Trust NASDAQ-100-Technology Sector Index Fund	485,790,608
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	25,263,140
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	597,589,036
First Trust S&P REIT Index Fund	534,322
First Trust Water ETF	67,816,115
First Trust Natural Gas ETF	543,514,114
First Trust NASDAQ® ABA Community Bank Index Fund	21,651,548
During the taxable year ended December 31, 2024, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust S&P REIT Index Fund	$333,487
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2024, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust NASDAQ-100 Equal Weighted Index Fund	$253,885	$(336,028,379)	$335,774,494
First Trust NASDAQ-100-Technology Sector Index Fund	807,979	(630,721,994)	629,914,015
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	35,038	(19,303,479)	19,268,441
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	2,965,399	129,168,164	(132,133,563)
First Trust S&P REIT Index Fund	1,024,268	(985,289)	(38,979)
First Trust Water ETF	72,381	(99,020,157)	98,947,776
First Trust Natural Gas ETF	1,594,670	(13,001,249)	11,406,579
First Trust NASDAQ® ABA Community Bank Index Fund	47,672	1,055,641	(1,103,313)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
As of December 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ-100 Equal Weighted Index Fund	$1,608,915,709	$361,415,331	$(110,343,289)	$251,072,042
First Trust NASDAQ-100-Technology Sector Index Fund	3,551,384,201	623,476,369	(322,156,236)	301,320,133
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	97,328,310	19,888,278	(5,367,879)	14,520,399
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	1,128,134,830	71,404,298	(604,832,358)	(533,428,060)
First Trust S&P REIT Index Fund	202,220,310	7,131,791	(33,387,624)	(26,255,833)
First Trust Water ETF	1,519,385,253	362,053,496	(105,750,934)	256,302,562
First Trust Natural Gas ETF	457,287,574	24,010,686	(72,046,320)	(48,035,634)
First Trust NASDAQ® ABA Community Bank Index Fund	127,371,324	6,865,242	(10,620,744)	(3,755,502)
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust NASDAQ-100 Equal Weighted Index Fund	Nasdaq, Inc.
First Trust NASDAQ-100-Technology Sector Index Fund	Nasdaq, Inc.
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	Nasdaq, Inc.
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	Nasdaq, Inc. and Clean Edge®
First Trust S&P REIT Index Fund	S&P Dow Jones Indices LLC
First Trust Water ETF	Nasdaq, Inc.
First Trust Natural Gas ETF	Nasdaq, Inc.
First Trust NASDAQ® ABA Community Bank Index Fund	Nasdaq, Inc. and American Bankers Association
The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.
I. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	QQEW	QTEC	QQXT	QCLN	FRI	FIW	FCG	QABA
Fund net assets up to and including $2.5 billion	0.40%	0.40%	0.40%	0.40%	0.3000%	0.40%	0.40%	0.40%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.39%	0.39%	0.39%	0.39%	0.2925%	0.39%	0.39%	0.39%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.38%	0.38%	0.38%	0.38%	0.2850%	0.38%	0.38%	0.38%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.37%	0.37%	0.37%	0.37%	0.2775%	0.37%	0.37%	0.37%
Fund net assets greater than $10 billion up to and including $15 billion	0.36%	0.36%	0.36%	0.36%	0.2700%	0.36%	0.36%	0.36%
Fund net assets greater than $15 billion	0.34%	0.34%	0.34%	0.34%	0.2550%	0.34%	0.34%	0.34%
The Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2026.

Expense Cap
First Trust NASDAQ-100 Equal Weighted Index Fund	0.60%
First Trust NASDAQ-100-Technology Sector Index Fund	0.60%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	0.60%
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	0.60%
First Trust S&P REIT Index Fund	0.50%
First Trust Water ETF	0.60%
First Trust Natural Gas ETF	0.60%
First Trust NASDAQ® ABA Community Bank Index Fund	0.60%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
4. Purchases and Sales of Securities
For the fiscal year ended December 31, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust NASDAQ-100 Equal Weighted Index Fund	$530,654,574	$531,163,314
First Trust NASDAQ-100-Technology Sector Index Fund	1,068,753,631	1,069,893,206
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	37,619,061	37,539,413
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	219,220,705	219,183,918
First Trust S&P REIT Index Fund	10,000,628	9,740,061
First Trust Water ETF	250,867,510	251,323,282
First Trust Natural Gas ETF	156,101,482	155,350,956
First Trust NASDAQ® ABA Community Bank Index Fund	18,728,176	18,662,692
For the fiscal year ended December 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust NASDAQ-100 Equal Weighted Index Fund	$389,298,029	$918,577,947
First Trust NASDAQ-100-Technology Sector Index Fund	1,509,103,244	1,458,078,786
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	4,583,132	76,808,803
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	22,036,645	398,969,962
First Trust S&P REIT Index Fund	98,805,384	48,295,774
First Trust Water ETF	451,970,168	305,085,929
First Trust Natural Gas ETF	111,678,891	186,722,929
First Trust NASDAQ® ABA Community Bank Index Fund	75,680,244	51,338,747
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund, First Trust NASDAQ® Clean Edge® Green Energy Index Fund, First Trust S&P REIT Index Fund, First Trust Water ETF, First Trust Natural Gas ETF, and First Trust NASDAQ® ABA Community Bank Index Fund (the “Funds”), each a series of First Trust Exchange-Traded Fund, including the portfolios of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 21, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund
December 31, 2024 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended December 31, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the fiscal year ended December 31, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $3,831,220. This figure is comprised of $154,427 paid (or to be paid) in fixed compensation and $3,676,793 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include $2,008,347 paid (or to be paid) to senior management of First Trust Advisors L.P. and $1,822,873 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2024 (Unaudited)
Federal Tax Information
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust NASDAQ-100 Equal Weighted Index Fund	100.00%
First Trust NASDAQ-100-Technology Sector Index Fund	100.00%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	100.00%
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	53.95%
First Trust S&P REIT Index Fund	0.00%
First Trust Water ETF	100.00%
First Trust Natural Gas ETF	100.00%
First Trust NASDAQ® ABA Community Bank Index Fund	100.00%
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust NASDAQ-100 Equal Weighted Index Fund	100.00%
First Trust NASDAQ-100-Technology Sector Index Fund	100.00%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	100.00%
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	67.28%
First Trust S&P REIT Index Fund	0.00%
First Trust Water ETF	100.00%
First Trust Natural Gas ETF	100.00%
First Trust NASDAQ® ABA Community Bank Index Fund	100.00%
A portion of each of the Funds’ 2024 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended December 31, 2024, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
Disclaimer
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, Clean Edge®, OMX®, Nasdaq OMX®, Nasdaq-100 Equal WeightedTM Index,
Nasdaq-100 Technology SectorTM Index, Nasdaq-100 Ex-Tech SectorTM Index, Nasdaq® Clean Edge® Green EnergyTM Index, ISE Clean Edge WaterTM Index, ISE-Revere Natural GasTM Index and Nasdaq OMX® ABA Community BankTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.

Annual Financial Statements and Other Information
For the Year Ended December 31, 2024

First Trust Exchange-Traded Fund
Book 3

First Trust Dividend StrengthTM ETF (FTDS)
First Trust Dow 30 Equal Weight ETF (EDOW)
First Trust Lunt U.S. Factor Rotation ETF (FCTR)
First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)

First Trust Exchange-Traded Fund
Annual Financial Statements and Other Information
December 31, 2024
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 5.0%
1,727	General Dynamics Corp.	$455,047
2,037	Huntington Ingalls Industries, Inc.	384,932
871	Lockheed Martin Corp.	423,254
		1,263,233
	Banks — 10.9%
9,130	Commerce Bancshares, Inc.	568,890
4,311	Cullen/Frost Bankers, Inc.	578,752
5,803	East West Bancorp, Inc.	555,695
19,965	Home BancShares, Inc.	565,010
5,285	Popular, Inc.	497,107
		2,765,454
	Beverages — 1.6%
10,882	Brown-Forman Corp., Class B	413,298
	Chemicals — 9.3%
1,605	Air Products and Chemicals, Inc.	465,514
6,344	CF Industries Holdings, Inc.	541,270
4,896	Eastman Chemical Co.	447,103
8,500	FMC Corp.	413,185
4,070	PPG Industries, Inc.	486,161
		2,353,233
	Consumer Staples Distribution & Retail — 1.8%
3,398	Target Corp.	459,342
	Distributors — 1.7%
3,722	Genuine Parts Co.	434,581
	Electronic Equipment, Instruments & Components — 2.0%
3,577	TE Connectivity PLC	511,404
	Energy Equipment & Services — 2.0%
34,490	NOV, Inc.	503,554
	Financial Services — 6.0%
11,589	Equitable Holdings, Inc.	546,653
20,503	MGIC Investment Corp.	486,126
15,087	Radian Group, Inc.	478,560
		1,511,339
	Food Products — 5.5%
9,448	Archer-Daniels-Midland Co.	477,313
5,951	Bunge Global S.A.	462,750
6,812	Lamb Weston Holdings, Inc.	455,246
		1,395,309
	Ground Transportation — 2.0%
2,183	Union Pacific Corp.	497,811
Shares	Description	Value

	Health Care Providers & Services — 2.1%
3,561	Quest Diagnostics, Inc.	$537,212
	Hotels, Restaurants & Leisure — 2.6%
6,442	Wyndham Hotels & Resorts, Inc.	649,289
	Household Durables — 2.6%
3,180	Garmin Ltd.	655,907
	Industrial Conglomerates — 2.2%
2,400	Honeywell International, Inc.	542,136
	Insurance — 15.0%
2,727	Allstate (The) Corp.	525,738
3,769	Cincinnati Financial Corp.	541,605
1,387	Everest Group Ltd.	502,732
3,433	Hanover Insurance Group (The), Inc.	530,948
14,639	Old Republic International Corp.	529,785
3,344	RLI Corp.	551,192
8,376	Unum Group	611,699
		3,793,699
	Machinery — 8.2%
1,588	Cummins, Inc.	553,577
4,928	Oshkosh Corp.	468,505
4,840	PACCAR, Inc.	503,457
1,634	Snap-on, Inc.	554,710
		2,080,249
	Media — 1.8%
16,637	Interpublic Group of Cos. (The), Inc.	466,169
	Oil, Gas & Consumable Fuels — 11.5%
5,043	ConocoPhillips	500,114
22,408	Coterra Energy, Inc.	572,300
13,105	Devon Energy Corp.	428,927
4,208	EOG Resources, Inc.	515,816
12,037	HF Sinclair Corp.	421,897
4,019	Phillips 66	457,885
		2,896,939
	Semiconductors & Semiconductor Equipment — 3.8%
2,283	NXP Semiconductors N.V.	474,522
3,118	QUALCOMM, Inc.	478,987
		953,509
	Specialty Retail — 2.2%
2,437	Dick’s Sporting Goods, Inc.	557,683
	Total Common Stocks	25,241,350
	(Cost $24,977,804)
See Notes to Financial Statements

First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
48,358	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (a)	$48,358
	(Cost $48,358)

	Total Investments — 100.0%	25,289,708
	(Cost $25,026,162)
	Net Other Assets and Liabilities — (0.0)%	(9,430)
	Net Assets — 100.0%	$25,280,278

(a)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 25,241,350	$ 25,241,350	$ —	$ —
Money Market Funds	48,358	48,358	—	—
Total Investments	$25,289,708	$25,289,708	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.6%
47,638	Boeing (The) Co. (a)	$8,431,926
	Banks — 3.4%
32,466	JPMorgan Chase & Co.	7,782,425
	Beverages — 3.4%
126,215	Coca-Cola (The) Co.	7,858,146
	Biotechnology — 3.3%
28,918	Amgen, Inc.	7,537,188
	Broadline Retail — 3.3%
34,334	Amazon.com, Inc. (a)	7,532,536
	Capital Markets — 3.3%
13,342	Goldman Sachs Group (The), Inc.	7,639,896
	Chemicals — 3.1%
21,255	Sherwin-Williams (The) Co.	7,225,212
	Communications Equipment — 3.5%
134,941	Cisco Systems, Inc.	7,988,507
	Consumer Finance — 3.4%
26,150	American Express Co.	7,761,058
	Consumer Staples Distribution & Retail — 3.3%
83,259	Walmart, Inc.	7,522,451
	Diversified Telecommunication Services — 3.3%
188,287	Verizon Communications, Inc.	7,529,597
	Entertainment — 3.3%
68,982	Walt Disney (The) Co.	7,681,146
	Financial Services — 3.4%
25,194	Visa, Inc., Class A	7,962,312
	Health Care Providers & Services — 3.2%
14,820	UnitedHealth Group, Inc.	7,496,845
	Hotels, Restaurants & Leisure — 3.3%
26,700	McDonald’s Corp.	7,740,063
	Household Products — 3.4%
46,335	Procter & Gamble (The) Co.	7,768,063
	Industrial Conglomerates — 6.8%
60,925	3M Co.	7,864,808
34,516	Honeywell International, Inc.	7,796,819
		15,661,627
	Insurance — 3.4%
32,252	Travelers (The) Cos., Inc.	7,769,184
	IT Services — 3.3%
34,358	International Business Machines Corp.	7,552,919
Shares	Description	Value

	Machinery — 3.2%
20,331	Caterpillar, Inc.	$7,375,274
	Oil, Gas & Consumable Fuels — 3.2%
50,614	Chevron Corp.	7,330,932
	Pharmaceuticals — 6.8%
53,917	Johnson & Johnson	7,797,477
79,259	Merck & Co., Inc.	7,884,685
		15,682,162
	Semiconductors & Semiconductor Equipment — 3.3%
56,752	NVIDIA Corp.	7,621,226
	Software — 6.4%
17,610	Microsoft Corp.	7,422,615
22,278	Salesforce, Inc.	7,448,204
		14,870,819
	Specialty Retail — 3.2%
18,763	Home Depot (The), Inc.	7,298,619
	Technology Hardware, Storage & Peripherals — 3.5%
32,076	Apple, Inc.	8,032,472
	Textiles, Apparel & Luxury Goods — 3.3%
100,269	NIKE, Inc., Class B	7,587,355
	Total Common Stocks	230,239,960
	(Cost $199,389,770)
MONEY MARKET FUNDS — 0.1%
217,962	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	217,962
	(Cost $217,962)

	Total Investments — 100.0%	230,457,922
	(Cost $199,607,732)
	Net Other Assets and Liabilities — 0.0%	59,461
	Net Assets — 100.0%	$230,517,383

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.
See Notes to Financial Statements

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments (Continued)
December 31, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 230,239,960	$ 230,239,960	$ —	$ —
Money Market Funds	217,962	217,962	—	—
Total Investments	$230,457,922	$230,457,922	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 3.0%
1,009	Axon Enterprise, Inc. (a)	$599,669
4,968	Howmet Aerospace, Inc.	543,350
625	Lockheed Martin Corp.	303,712
603	Northrop Grumman Corp.	282,982
321	TransDigm Group, Inc.	406,797
		2,136,510
	Automobile Components — 0.5%
6,199	Aptiv PLC (a)	374,916
	Automobiles — 1.7%
43,980	Ford Motor Co.	435,402
14,845	General Motors Co.	790,793
		1,226,195
	Banks — 2.7%
5,737	Citigroup, Inc.	403,827
9,801	Citizens Financial Group, Inc.	428,892
104	First Citizens BancShares, Inc., Class A	219,754
1,493	M&T Bank Corp.	280,699
13,041	Regions Financial Corp.	306,724
6,095	U.S. Bancorp	291,524
		1,931,420
	Beverages — 1.4%
6,054	Coca-Cola (The) Co.	376,922
9,626	Keurig Dr Pepper, Inc.	309,187
2,638	Monster Beverage Corp. (a)	138,653
912	PepsiCo, Inc.	138,679
		963,441
	Building Products — 1.8%
570	Carlisle Cos., Inc.	210,239
3,737	Carrier Global Corp.	255,088
441	Lennox International, Inc.	268,701
1,481	Trane Technologies PLC	547,007
		1,281,035
	Capital Markets — 5.8%
2,628	Ares Management Corp., Class A	465,235
325	Blackrock, Inc.	333,161
1,437	Blackstone, Inc.	247,767
1,403	FactSet Research Systems, Inc.	673,833
3,664	Intercontinental Exchange, Inc.	545,972
3,304	KKR & Co., Inc.	488,695
18,885	Robinhood Markets, Inc., Class A (a)	703,655
694	S&P Global, Inc.	345,633
2,785	State Street Corp.	273,348
		4,077,299
Shares	Description	Value

	Chemicals — 0.7%
2,683	LyondellBasell Industries N.V., Class A	$199,267
2,489	PPG Industries, Inc.	297,311
		496,578
	Commercial Services & Supplies — 2.2%
3,558	Cintas Corp.	650,047
824	Republic Services, Inc.	165,772
13,490	Rollins, Inc.	625,262
741	Waste Management, Inc.	149,526
		1,590,607
	Communications Equipment — 2.9%
6,313	Arista Networks, Inc. (a)	697,776
3,153	Cisco Systems, Inc.	186,658
2,596	Motorola Solutions, Inc.	1,199,949
		2,084,383
	Construction & Engineering — 1.1%
1,102	EMCOR Group, Inc.	500,198
823	Quanta Services, Inc.	260,109
		760,307
	Consumer Finance — 2.0%
8,464	Ally Financial, Inc.	304,789
2,519	Capital One Financial Corp.	449,188
10,008	Synchrony Financial	650,520
		1,404,497
	Consumer Staples Distribution & Retail — 1.7%
272	Costco Wholesale Corp.	249,225
6,062	Kroger (The) Co.	370,691
7,695	Sysco Corp.	588,360
		1,208,276
	Diversified Telecommunication Services — 0.4%
12,133	AT&T, Inc.	276,268
	Electric Utilities — 4.1%
5,842	Alliant Energy Corp.	345,496
3,101	American Electric Power Co., Inc.	286,005
3,202	Duke Energy Corp.	344,984
3,710	Edison International	296,206
4,912	Entergy Corp.	372,428
7,573	Exelon Corp.	285,048
8,781	FirstEnergy Corp.	349,308
10,977	PPL Corp.	356,314
3,676	Southern (The) Co.	302,608
		2,938,397
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment — 0.5%
857	AMETEK, Inc.	$154,483
606	Eaton Corp. PLC	201,113
		355,596
	Entertainment — 0.5%
395	Netflix, Inc. (a)	352,071
	Financial Services — 4.9%
4,702	Apollo Global Management, Inc.	776,582
381	Berkshire Hathaway, Inc., Class B (a)	172,700
10,774	Corebridge Financial, Inc.	322,466
518	Corpay, Inc. (a)	175,301
3,131	Fiserv, Inc. (a)	643,170
1,303	Mastercard, Inc., Class A	686,121
2,217	Visa, Inc., Class A	700,661
		3,477,001
	Food Products — 3.2%
8,382	Archer-Daniels-Midland Co.	423,459
5,355	Bunge Global S.A.	416,405
4,077	General Mills, Inc.	259,990
792	Hershey (The) Co.	134,125
9,567	Kraft Heinz (The) Co.	293,803
3,550	Lamb Weston Holdings, Inc.	237,246
2,167	Mondelez International, Inc., Class A	129,435
6,346	Tyson Foods, Inc., Class A	364,514
		2,258,977
	Gas Utilities — 0.3%
1,346	Atmos Energy Corp.	187,457
	Health Care Equipment & Supplies — 3.0%
1,293	Becton Dickinson & Co.	293,343
3,886	Boston Scientific Corp. (a)	347,097
537	Intuitive Surgical, Inc. (a)	280,293
3,393	Medtronic PLC	271,033
2,604	Stryker Corp.	937,570
		2,129,336
	Health Care Providers & Services — 3.2%
1,112	Cencora, Inc.	249,844
6,438	Centene Corp. (a)	390,014
803	Cigna Group (The)	221,740
10,533	CVS Health Corp.	472,826
743	HCA Healthcare, Inc.	223,012
931	Humana, Inc.	236,204
3,959	Tenet Healthcare Corp. (a)	499,745
		2,293,385
	Hotels, Restaurants & Leisure — 3.4%
43	Booking Holdings, Inc.	213,642
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
2,723	Chipotle Mexican Grill, Inc. (a)	$164,197
2,218	Darden Restaurants, Inc.	414,078
2,020	DoorDash, Inc., Class A (a)	338,855
1,641	McDonald’s Corp.	475,710
1,767	Royal Caribbean Cruises Ltd.	407,629
2,783	Yum! Brands, Inc.	373,367
		2,387,478
	Household Durables — 2.4%
1,552	D.R. Horton, Inc.	217,001
1,618	Lennar Corp., Class A	220,647
29	NVR, Inc. (a)	237,188
4,166	PulteGroup, Inc.	453,677
4,551	Toll Brothers, Inc.	573,198
		1,701,711
	Household Products — 2.2%
1,501	Church & Dwight Co., Inc.	157,170
7,930	Colgate-Palmolive Co.	720,916
2,138	Kimberly-Clark Corp.	280,163
2,266	Procter & Gamble (The) Co.	379,895
		1,538,144
	Independent Power and Renewable Electricity Producers — 1.7%
8,935	Vistra Corp.	1,231,869
	Industrial Conglomerates — 0.2%
782	Honeywell International, Inc.	176,646
	Insurance — 7.8%
2,709	Aflac, Inc.	280,219
5,028	American International Group, Inc.	366,038
6,469	Arch Capital Group Ltd.	597,412
6,370	Brown & Brown, Inc.	649,867
614	Chubb Ltd.	169,648
2,023	Cincinnati Financial Corp.	290,705
787	Erie Indemnity Co., Class A	324,425
1,317	Everest Group Ltd.	477,360
2,060	Hartford Financial Services Group (The), Inc.	225,364
4,698	Loews Corp.	397,874
1,792	Marsh & McLennan Cos., Inc.	380,639
3,194	MetLife, Inc.	261,525
2,978	Principal Financial Group, Inc.	230,527
1,396	Progressive (The) Corp.	334,496
2,561	Prudential Financial, Inc.	303,555
1,038	Travelers (The) Cos., Inc.	250,044
		5,539,698
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Interactive Media & Services — 0.5%
594	Meta Platforms, Inc., Class A	$347,793
	IT Services — 0.5%
1,696	VeriSign, Inc. (a)	351,004
	Machinery — 1.8%
2,336	Illinois Tool Works, Inc.	592,316
608	Lincoln Electric Holdings, Inc.	113,982
1,268	PACCAR, Inc.	131,897
665	Parker-Hannifin Corp.	422,960
		1,261,155
	Media — 0.4%
6,371	Fox Corp., Class A	309,503
	Metals & Mining — 1.1%
2,115	Nucor Corp.	246,842
849	Reliance, Inc.	228,602
2,435	Steel Dynamics, Inc.	277,760
		753,204
	Multi-Utilities — 3.3%
3,638	Ameren Corp.	324,291
4,932	CMS Energy Corp.	328,718
3,213	Consolidated Edison, Inc.	286,696
2,434	DTE Energy Co.	293,905
10,978	NiSource, Inc.	403,551
3,944	Sempra	345,968
3,540	WEC Energy Group, Inc.	332,902
		2,316,031
	Oil, Gas & Consumable Fuels — 3.3%
1,723	Cheniere Energy, Inc.	370,221
1,644	Chevron Corp.	238,117
2,035	Marathon Petroleum Corp.	283,883
2,386	ONEOK, Inc.	239,554
2,969	Phillips 66	338,258
2,650	Targa Resources Corp.	473,025
3,468	Valero Energy Corp.	425,142
		2,368,200
	Passenger Airlines — 2.1%
10,469	Southwest Airlines Co.	351,968
11,573	United Airlines Holdings, Inc. (a)	1,123,738
		1,475,706
	Pharmaceuticals — 0.8%
286	Eli Lilly & Co.	220,792
25,047	Viatris, Inc.	311,835
		532,627
	Professional Services — 5.2%
2,715	Automatic Data Processing, Inc.	794,762
Shares	Description	Value

	Professional Services (Continued)
4,508	Broadridge Financial Solutions, Inc.	$1,019,214
3,645	Leidos Holdings, Inc.	525,099
7,417	Paychex, Inc.	1,040,012
1,164	Verisk Analytics, Inc.	320,600
		3,699,687
	Residential REITs — 0.8%
1,376	AvalonBay Communities, Inc.	302,679
3,994	Equity Residential	286,609
		589,288
	Retail REITs — 0.4%
5,313	Realty Income Corp.	283,767
	Semiconductors & Semiconductor Equipment — 0.4%
12,369	Intel Corp.	247,998
	Software — 7.9%
8,698	AppLovin Corp., Class A (a)	2,816,673
272	Fair Isaac Corp. (a)	541,533
686	Manhattan Associates, Inc. (a)	185,385
1,990	Oracle Corp.	331,613
18,906	Palantir Technologies, Inc., Class A (a)	1,429,861
561	Roper Technologies, Inc.	291,636
		5,596,701
	Specialized REITs — 1.6%
6,179	Gaming and Leisure Properties, Inc.	297,581
3,893	Iron Mountain, Inc.	409,193
14,413	VICI Properties, Inc.	421,004
		1,127,778
	Specialty Retail — 1.6%
269	O’Reilly Automotive, Inc. (a)	318,980
2,520	Ross Stores, Inc.	381,200
3,682	TJX (The) Cos., Inc.	444,823
		1,145,003
	Technology Hardware, Storage & Peripherals — 1.3%
2,125	Apple, Inc.	532,143
19,717	Hewlett Packard Enterprise Co.	420,958
		953,101
	Trading Companies & Distributors — 1.1%
4,689	Fastenal Co.	337,186
368	United Rentals, Inc.	259,234
175	W.W. Grainger, Inc.	184,459
		780,879
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Water Utilities — 0.4%
2,050	American Water Works Co., Inc.	$255,205
	Total Common Stocks	70,774,128
	(Cost $67,226,173)
MONEY MARKET FUNDS — 0.2%
98,199	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (b)	98,199
	(Cost $98,199)

	Total Investments — 100.0%	70,872,327
	(Cost $67,324,372)
	Net Other Assets and Liabilities — 0.0%	24,188
	Net Assets — 100.0%	$70,896,515

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 70,774,128	$ 70,774,128	$ —	$ —
Money Market Funds	98,199	98,199	—	—
Total Investments	$70,872,327	$70,872,327	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 0.8%
10	Lockheed Martin Corp.	$4,859
65	Textron, Inc.	4,972
		9,831
	Air Freight & Logistics — 0.4%
46	Expeditors International of Washington, Inc.	5,095
	Automobile Components — 1.4%
136	Aptiv PLC (a)	8,225
284	BorgWarner, Inc.	9,029
		17,254
	Banks — 2.8%
196	Citizens Financial Group, Inc.	8,577
411	Huntington Bancshares, Inc.	6,687
197	Truist Financial Corp.	8,546
147	Wells Fargo & Co.	10,325
		34,135
	Beverages — 0.9%
192	Molson Coors Beverage Co., Class B	11,005
	Biotechnology — 1.3%
41	Biogen, Inc. (a)	6,270
108	Gilead Sciences, Inc.	9,976
		16,246
	Building Products — 1.0%
42	Builders FirstSource, Inc. (a)	6,003
80	Masco Corp.	5,806
		11,809
	Capital Markets — 2.2%
307	Franklin Resources, Inc.	6,229
538	Invesco Ltd.	9,404
112	Northern Trust Corp.	11,480
		27,113
	Chemicals — 0.8%
27	Celanese Corp.	1,869
58	LyondellBasell Industries N.V., Class A	4,307
27	PPG Industries, Inc.	3,225
		9,401
	Communications Equipment — 4.1%
364	Cisco Systems, Inc.	21,549
110	F5, Inc. (a)	27,661
		49,210
	Consumer Finance — 5.3%
111	Capital One Financial Corp.	19,794
Shares	Description	Value

	Consumer Finance (Continued)
83	Discover Financial Services	$14,378
464	Synchrony Financial	30,160
		64,332
	Consumer Staples Distribution & Retail — 0.6%
54	Target Corp.	7,300
	Containers & Packaging — 0.4%
91	Smurfit WestRock PLC	4,901
	Diversified Telecommunication Services — 2.0%
1,035	AT&T, Inc.	23,567
	Electric Utilities — 1.9%
63	NextEra Energy, Inc.	4,517
202	NRG Energy, Inc.	18,224
		22,741
	Electrical Equipment — 1.0%
33	AMETEK, Inc.	5,948
37	Generac Holdings, Inc. (a)	5,737
		11,685
	Electronic Equipment, Instruments & Components — 4.8%
224	Jabil, Inc.	32,233
177	TE Connectivity PLC	25,306
		57,539
	Energy Equipment & Services — 0.4%
197	Halliburton Co.	5,356
	Entertainment — 4.6%
5,201	Warner Bros. Discovery, Inc. (a)	54,975
	Financial Services — 1.0%
145	Fidelity National Information Services, Inc.	11,712
	Food Products — 2.7%
209	Archer-Daniels-Midland Co.	10,558
93	Bunge Global S.A.	7,232
293	Conagra Brands, Inc.	8,131
97	General Mills, Inc.	6,186
		32,107
	Health Care Equipment & Supplies — 1.8%
114	Hologic, Inc. (a)	8,218
200	Solventum Corp. (a)	13,212
		21,430
	Health Care Providers & Services — 5.7%
176	Cardinal Health, Inc.	20,816
See Notes to Financial Statements

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
64	Cencora, Inc.	$14,380
137	Centene Corp. (a)	8,299
32	Cigna Group (The)	8,836
51	DaVita, Inc. (a)	7,627
16	McKesson Corp.	9,119
		69,077
	Health Care REITs — 0.6%
41	Alexandria Real Estate Equities, Inc.	4,000
145	Healthpeak Properties, Inc.	2,939
		6,939
	Hotel & Resort REITs — 0.4%
251	Host Hotels & Resorts, Inc.	4,398
	Hotels, Restaurants & Leisure — 2.8%
79	Airbnb, Inc., Class A (a)	10,381
123	Expedia Group, Inc. (a)	22,919
		33,300
	Household Durables — 1.7%
97	Lennar Corp., Class A	13,228
60	Mohawk Industries, Inc. (a)	7,148
		20,376
	Household Products — 0.5%
50	Kimberly-Clark Corp.	6,552
	Independent Power and Renewable Electricity Producers — 0.5%
41	Vistra Corp.	5,653
	Industrial Conglomerates — 0.6%
56	3M Co.	7,229
	Insurance — 2.9%
56	Arch Capital Group Ltd.	5,171
26	Everest Group Ltd.	9,424
136	MetLife, Inc.	11,136
81	Prudential Financial, Inc.	9,601
		35,332
	Interactive Media & Services — 1.9%
682	Match Group, Inc. (a)	22,308
	IT Services — 5.6%
195	Akamai Technologies, Inc. (a)	18,652
127	EPAM Systems, Inc. (a)	29,695
89	International Business Machines Corp.	19,565
		67,912
Shares	Description	Value

	Leisure Products — 0.7%
144	Hasbro, Inc.	$8,051
	Machinery — 3.4%
16	Caterpillar, Inc.	5,804
76	Fortive Corp.	5,700
66	PACCAR, Inc.	6,866
35	Snap-on, Inc.	11,882
56	Stanley Black & Decker, Inc.	4,496
31	Westinghouse Air Brake Technologies Corp.	5,877
		40,625
	Media — 1.7%
713	Interpublic Group of Cos. (The), Inc.	19,978
	Metals & Mining — 0.7%
50	Nucor Corp.	5,835
27	Steel Dynamics, Inc.	3,080
		8,915
	Multi-Utilities — 0.3%
35	WEC Energy Group, Inc.	3,291
	Office REITs — 0.4%
58	BXP, Inc.	4,313
	Oil, Gas & Consumable Fuels — 2.0%
194	Devon Energy Corp.	6,350
54	Marathon Petroleum Corp.	7,533
79	Valero Energy Corp.	9,684
		23,567
	Pharmaceuticals — 2.8%
263	Bristol-Myers Squibb Co.	14,875
53	Johnson & Johnson	7,665
922	Viatris, Inc.	11,479
		34,019
	Professional Services — 1.0%
47	Jacobs Solutions, Inc.	6,280
42	Leidos Holdings, Inc.	6,051
		12,331
	Retail REITs — 0.6%
55	Realty Income Corp.	2,937
27	Simon Property Group, Inc.	4,650
		7,587
	Semiconductors & Semiconductor Equipment — 5.3%
166	QUALCOMM, Inc.	25,501
434	Skyworks Solutions, Inc.	38,487
		63,988
	Software — 3.0%
1,310	Gen Digital, Inc.	35,868
See Notes to Financial Statements

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
December 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialized REITs — 0.3%
125	VICI Properties, Inc.	$3,651
	Specialty Retail — 0.7%
102	Best Buy Co., Inc.	8,752
	Technology Hardware, Storage & Peripherals — 7.3%
1,607	Hewlett Packard Enterprise Co.	34,309
977	HP, Inc.	31,880
190	NetApp, Inc.	22,055
		88,244
	Textiles, Apparel & Luxury Goods — 3.2%
63	Ralph Lauren Corp.	14,552
365	Tapestry, Inc.	23,845
		38,397
	Tobacco — 0.9%
217	Altria Group, Inc.	11,347
	Total Common Stocks	1,200,744
	(Cost $1,220,976)
MONEY MARKET FUNDS — 0.2%
2,500	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	2,500
	(Cost $2,500)

	Total Investments — 99.9%	1,203,244
	(Cost $1,223,476)
	Net Other Assets and Liabilities — 0.1%	1,050
	Net Assets — 100.0%	$1,204,294

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,200,744	$ 1,200,744	$ —	$ —
Money Market Funds	2,500	2,500	—	—
Total Investments	$1,203,244	$1,203,244	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
December 31, 2024

	First Trust Dividend StrengthTM ETF (FTDS)	First Trust Dow 30 Equal Weight ETF (EDOW)	First Trust Lunt U.S. Factor Rotation ETF (FCTR)	First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
ASSETS:
Investments, at value	$25,289,708	$230,457,922	$70,872,327	$1,203,244
Receivables:
Dividends	41,087	157,402	64,202	1,668
Reclaims	806	—	—	12
Prepaid expenses	129	—	—	—
Total Assets	25,331,730	230,615,324	70,936,529	1,204,924

LIABILITIES:
Payables:
Audit and tax fees	25,066	—	—	—
Licensing fees	9,428	—	—	—
Shareholder reporting fees	6,148	—	—	—
Investment advisory fees	5,811	97,941	40,014	630
Trustees’ fees	63	—	—	—
Other liabilities	4,936	—	—	—
Total Liabilities	51,452	97,941	40,014	630
NET ASSETS	$25,280,278	$230,517,383	$70,896,515	$1,204,294

NET ASSETS consist of:
Paid-in capital	$29,378,620	$216,917,875	$225,920,461	$1,306,134
Par value	5,000	63,478	21,500	500
Accumulated distributable earnings (loss)	(4,103,342)	13,536,030	(155,045,446)	(102,340)
NET ASSETS	$25,280,278	$230,517,383	$70,896,515	$1,204,294
NET ASSET VALUE, per share	$50.56	$36.31	$32.98	$24.08
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	500,002	6,347,756	2,150,002	50,002
Investments, at cost	$25,026,162	$199,607,732	$67,324,372	$1,223,476
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Year Ended December 31, 2024

	First Trust Dividend StrengthTM ETF (FTDS)	First Trust Dow 30 Equal Weight ETF (EDOW)	First Trust Lunt U.S. Factor Rotation ETF (FCTR)	First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
INVESTMENT INCOME:
Dividends	$624,369	$5,057,413	$1,056,997	$26,017
Foreign withholding tax	(1,576)	—	—	12
Total investment income	622,793	5,057,413	1,056,997	26,029

EXPENSES:
Investment advisory fees	114,762	1,161,536 (a)	469,835 (a)	7,085 (a)
Audit and tax fees	28,685	—	—	—
Accounting and administration fees	14,687	—	—	—
Licensing fees	14,138	—	—	—
Shareholder reporting fees	12,206	—	—	—
Trustees’ fees and expenses	7,818	—	—	—
Listing fees	6,612	—	—	—
Custodian fees	1,835	—	—	—
Transfer agent fees	1,148	—	—	—
Legal fees	411	—	—	—
Other expenses	555	—	—	—
Total expenses	202,857	1,161,536	469,835	7,085
Less fees waived by the investment advisor	(42,190)	—	—	—
Net expenses	160,667	1,161,536	469,835	7,085
NET INVESTMENT INCOME (LOSS)	462,126	3,895,877	587,162	18,944

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(362,620)	(6,343,720)	13,875,358	(65,415)
In-kind redemptions	3,398,129	22,622,460	3,757,392	303,693
Net realized gain (loss)	3,035,509	16,278,740	17,632,750	238,278
Net change in unrealized appreciation (depreciation) on investments	(1,235,634)	7,772,100	(5,387,624)	(129,709)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,799,875	24,050,840	12,245,126	108,569
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,262,001	$27,946,717	$12,832,288	$127,513

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust Dividend StrengthTM ETF (FTDS)		First Trust Dow 30 Equal Weight ETF (EDOW)
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$462,126	$450,804	$3,895,877	$4,297,401
Net realized gain (loss)	3,035,509	61,161	16,278,740	1,663,464
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	(1,235,634)	1,537,299	7,772,100	26,849,311
Net increase (decrease) in net assets resulting from operations	2,262,001	2,049,264	27,946,717	32,810,176

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(484,147)	(471,657)	(3,971,713)	(4,442,650)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	17,760,421	4,423,244	47,098,125	91,112,400
Cost of shares redeemed	(15,166,154)	(4,219,995)	(90,158,500)	(28,151,210)
Net increase (decrease) in net assets resulting from shareholder transactions	2,594,267	203,249	(43,060,375)	62,961,190
Total increase (decrease) in net assets	4,372,121	1,780,856	(19,085,371)	91,328,716

NET ASSETS:
Beginning of period	20,908,157	19,127,301	249,602,754	158,274,038
End of period	$25,280,278	$20,908,157	$230,517,383	$249,602,754

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	450,002	450,002	7,647,756	5,497,756
Shares sold	350,000	100,000	1,350,000	3,050,000
Shares redeemed	(300,000)	(100,000)	(2,650,000)	(900,000)
Shares outstanding, end of period	500,002	450,002	6,347,756	7,647,756

(a)	Inception date is August 23, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)		First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Period Ended 12/31/2023 (a)

$587,162	$1,597,245	$18,944	$7,605
17,632,750	(22,279,939)	238,278	(20,993)
—	25,082	—	—
(5,387,624)	8,371,862	(129,709)	109,477
12,832,288	(12,285,750)	127,513	96,089

(601,261)	(1,619,341)	(21,236)	(8,001)

6,679,235	1,226,028	2,339,396	2,026,277
(31,433,329)	(171,925,855)	(2,342,913)	(1,012,831)
(24,754,094)	(170,699,827)	(3,517)	1,013,446
(12,523,067)	(184,604,918)	102,760	1,101,534

83,419,582	268,024,500	1,101,534	—
$70,896,515	$83,419,582	$1,204,294	$1,101,534

3,000,002	9,600,002	50,002	—
200,000	50,000	100,000	100,002
(1,050,000)	(6,650,000)	(100,000)	(50,000)
2,150,002	3,000,002	50,002	50,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust Dividend StrengthTM ETF (FTDS)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$46.46	$42.50	$50.45	$40.62	$36.20
Income from investment operations:
Net investment income (loss)	1.01 (a)	0.95 (a)	0.90	0.39	0.35
Net realized and unrealized gain (loss)	4.13	4.01	(7.87)	9.80	4.47
Total from investment operations	5.14	4.96	(6.97)	10.19	4.82
Distributions paid to shareholders from:
Net investment income	(1.04)	(1.00)	(0.98)	(0.36)	(0.40)
Net asset value, end of period	$50.56	$46.46	$42.50	$50.45	$40.62
Total return (b)	11.09%	11.84%	(13.75)%	25.12%	13.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,280	$20,908	$19,127	$25,223	$16,249
Ratio of total expenses to average net assets	0.88%	0.99%	1.04%	1.08%	1.16%
Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.01%	2.22%	2.00%	0.84%	1.04%
Portfolio turnover rate (c)	104%	104%	225% (d)	98%	125%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective April 29, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow 30 Equal Weight ETF (EDOW)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$32.64	$28.79	$31.75	$27.19	$26.11
Income from investment operations:
Net investment income (loss)	0.58 (a)	0.63 (a)	0.55	0.48	0.50
Net realized and unrealized gain (loss)	3.69	3.85	(2.96)	4.56	1.08
Total from investment operations	4.27	4.48	(2.41)	5.04	1.58
Distributions paid to shareholders from:
Net investment income	(0.60)	(0.63)	(0.55)	(0.48)	(0.50)
Net asset value, end of period	$36.31	$32.64	$28.79	$31.75	$27.19
Total return (b)	13.16%	15.74%	(7.52)%	18.63%	6.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$230,517	$249,603	$158,274	$138,042	$71,994
Ratio of total expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.68%	2.10%	1.95%	1.70%	2.11%
Portfolio turnover rate (c)	28%	16%	17%	14%	31%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Lunt U.S. Factor Rotation ETF (FCTR)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.81	$27.92	$35.55	$29.47	$22.80
Income from investment operations:
Net investment income (loss)	0.25 (a)	0.26 (a)	0.38	0.17	0.12
Net realized and unrealized gain (loss)	5.19	(0.08) (b)	(7.62)	6.07	6.68
Total from investment operations	5.44	0.18	(7.24)	6.24	6.80
Distributions paid to shareholders from:
Net investment income	(0.27)	(0.29)	(0.39)	(0.16)	(0.13)
Net asset value, end of period	$32.98	$27.81	$27.92	$35.55	$29.47
Total return (c)	19.60%	0.68% (b)	(20.37)%	21.22%	30.02%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$70,897	$83,420	$268,025	$663,005	$131,157
Ratio of total expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.81%	0.97%	1.13%	0.52%	0.42%
Portfolio turnover rate (d)	431%	562%	379%	307%	460%

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $25,082, which represents $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)

	Year Ended December 31, 2024	Period Ended 12/31/2023 (a)

Net asset value, beginning of period	$22.03	$20.13
Income from investment operations:
Net investment income (loss) (b)	0.38	0.14
Net realized and unrealized gain (loss)	2.09	1.92
Total from investment operations	2.47	2.06
Distributions paid to shareholders from:
Net investment income	(0.42)	(0.16)
Net asset value, end of period	$24.08	$22.03
Total return (c)	11.28%	10.23%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,204	$1,102
Ratio of total expenses to average net assets	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	1.60%	1.91% (d)
Portfolio turnover rate (e)	63%	37%

(a)	Inception date is August 23, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
December 31, 2024

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the four funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Dividend StrengthTM ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “FTDS”)
First Trust Dow 30 Equal Weight ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “EDOW”)
First Trust Lunt U.S. Factor Rotation ETF – (Cboe BZX Exchange, Inc. ticker “FCTR”)
First Trust S&P 500 Diversified Free Cash Flow ETF – (NYSE Arca ticker “FCFY”)
FCFY operates as a non-diversified series of the Trust. Each of FTDS, EDOW and FCTR operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Dividend StrengthTM ETF	The Dividend StrengthTM Index
First Trust Dow 30 Equal Weight ETF	Dow Jones Industrial Average® Equal Weight Index
First Trust Lunt U.S. Factor Rotation ETF	Lunt Capital Large Cap Factor Rotation Index
First Trust S&P 500 Diversified Free Cash Flow ETF	S&P 500® Sector-Neutral FCF Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dividend StrengthTM ETF	$484,147	$—	$—
First Trust Dow 30 Equal Weight ETF	3,971,713	—	—
First Trust Lunt U.S. Factor Rotation ETF	601,261	—	—
First Trust S&P 500 Diversified Free Cash Flow ETF	21,236	—	—
The tax character of distributions paid by each Fund during the fiscal period ended December 31, 2023 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dividend StrengthTM ETF	$471,657	$—	$—
First Trust Dow 30 Equal Weight ETF	4,442,650	—	—
First Trust Lunt U.S. Factor Rotation ETF	1,619,341	—	—
First Trust S&P 500 Diversified Free Cash Flow ETF	8,001	—	—
As of December 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dividend StrengthTM ETF	$—	$(4,204,928)	$101,586
First Trust Dow 30 Equal Weight ETF	—	(14,181,579)	27,717,609
First Trust Lunt U.S. Factor Rotation ETF	—	(158,589,515)	3,544,069
First Trust S&P 500 Diversified Free Cash Flow ETF	—	(69,463)	(32,877)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
D. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FTDS, EDOW, and FCTR, the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. For FCFY, the taxable period ended 2023 and taxable year ended 2024 remain open to federal and state audit. As of December 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Dividend StrengthTM ETF	$4,204,928
First Trust Dow 30 Equal Weight ETF*	14,181,579
First Trust Lunt U.S. Factor Rotation ETF	158,589,515
First Trust S&P 500 Diversified Free Cash Flow ETF	69,463

*
$3,196,504 of First Trust Dow 30 Equal Weight ETF’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $212,620 per year.

During the taxable year ended December 31, 2024, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust Lunt U.S. Factor Rotation ETF	$13,041,186
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2024, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Dividend StrengthTM ETF	$22,021	$(3,378,977)	$3,356,956

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Dow 30 Equal Weight ETF	$75,836	$(21,040,048)	$20,964,212
First Trust Lunt U.S. Factor Rotation ETF	14,099	(3,259,979)	3,245,880
First Trust S&P 500 Diversified Free Cash Flow ETF	2,292	(290,380)	288,088
As of December 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dividend StrengthTM ETF	$25,188,122	$1,986,711	$(1,885,125)	$101,586
First Trust Dow 30 Equal Weight ETF	202,740,313	37,881,272	(10,163,663)	27,717,609
First Trust Lunt U.S. Factor Rotation ETF	67,328,258	6,804,137	(3,260,068)	3,544,069
First Trust S&P 500 Diversified Free Cash Flow ETF	1,236,121	59,401	(92,278)	(32,877)
E. Expenses
Expenses that are directly related to First Trust Dividend StrengthTM ETF (the “Non-Unitary Fee Fund”) are charged directly to the Fund. Expenses for First Trust Dow 30 Equal Weight ETF, First Trust Lunt U.S. Factor Rotation ETF, and First Trust S&P 500 Diversified Free Cash Flow ETF (the “Unitary Fee Funds”), other than excluded expenses (discussed in Note 3), are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Dividend StrengthTM ETF	Nasdaq, Inc.
First Trust Dow 30 Equal Weight ETF	S&P Dow Jones Indices LLC
First Trust Lunt U.S. Factor Rotation ETF	Lunt Capital Management, Inc.
First Trust S&P 500 Diversified Free Cash Flow ETF	S&P Dow Jones Indices LLC
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
F. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by First Trust Dividend StrengthTM ETF to First Trust for these services will be reduced at certain levels of First Trust Dividend StrengthTM ETF’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
For the First Trust Dividend StrengthTM ETF, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2026.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of such Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	EDOW	FCTR	FCFY
Fund net assets up to and including $2.5 billion	0.5000%	0.65000%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.63375%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.61750%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.60125%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.58500%	0.540%
Fund net assets greater than $15 billion	0.4250%	0.55250%	0.510%
For the fiscal year ended December 31, 2023, FCTR received a payment from the Advisor in the amount of $25,082 in connection with a trade error.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended December 31, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Dividend StrengthTM ETF	$24,048,311	$24,123,072
First Trust Dow 30 Equal Weight ETF	64,489,882	64,748,336
First Trust Lunt U.S. Factor Rotation ETF	311,854,570	311,879,953
First Trust S&P 500 Diversified Free Cash Flow ETF	738,078	736,780
For the fiscal year ended December 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Dividend StrengthTM ETF	$17,756,774	$15,124,020
First Trust Dow 30 Equal Weight ETF	46,975,681	90,038,039
First Trust Lunt U.S. Factor Rotation ETF	6,664,529	31,424,463
First Trust S&P 500 Diversified Free Cash Flow ETF	2,335,549	2,344,516
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Dividend StrengthTM ETF, First Trust Dow 30 Equal Weight ETF, First Trust Lunt U.S. Factor Rotation ETF, and First Trust S&P 500 Diversified Free Cash Flow ETF (the “Funds”), each a series of First Trust Exchange-Traded Fund, including the portfolios of investments, as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
First Trust Dividend StrengthTM ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021, and 2020
First Trust Dow 30 Equal Weight ETF
First Trust Lunt U.S. Factor Rotation ETF
First Trust S&P 500 Diversified Free Cash Flow ETF	For the year ended December 31, 2024	For the year ended December 31, 2024, and the period from August 23, 2023 (commencement of investment operations) through December 31, 2023
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 24, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund
December 31, 2024 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended December 31, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the fiscal year ended December 31, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Non-Unitary Fee Fund (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by the Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Federal Tax Information
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Dividend StrengthTM ETF	100.00%
First Trust Dow 30 Equal Weight ETF	100.00%
First Trust Lunt U.S. Factor Rotation ETF	100.00%
First Trust S&P 500 Diversified Free Cash Flow ETF	100.00%
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Dividend StrengthTM ETF	100.00%
First Trust Dow 30 Equal Weight ETF	100.00%
First Trust Lunt U.S. Factor Rotation ETF	100.00%
First Trust S&P 500 Diversified Free Cash Flow ETF	100.00%
A portion of each of the Funds’ 2024 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended December 31, 2024, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
Disclaimer
Nasdaq® and The Dividend StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Dow Jones Industrial Average® Equal Weight Index and S&P 500® Sector-Neutral FCF Index are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2024 (Unaudited)
not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.

Annual Consolidated Financial Statements and Other Information
For the Year Ended December 31, 2024

First Trust Exchange-Traded Fund

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Annual Consolidated Financial Statements and Other Information
December 31, 2024
Performance and Risk Disclosure
There is no assurance that FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Portfolio of Investments
December 31, 2024

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 94.8%
$49,000,000	U.S. Treasury Bill (a)	(b)	02/27/25	$48,679,296
	(Cost $48,661,209)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
268,043	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (c)	268,043
	(Cost $268,043)
	Total Investments — 95.3%	48,947,339
	(Cost $48,929,252)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 4.9%
	Call Options Purchased — 4.9%
2,114	SPDR® Gold Shares	$51,186,282	$233.31	02/28/25	2,529,739
	(Cost $3,348,120)
WRITTEN OPTIONS — (0.3)%
	Call Options Written — (0.2)%
(2,114)	SPDR® Gold Shares	(51,186,282)	266.81	02/28/25	(122,676)
	(Premiums received $176,929)
	Put Options Written — (0.1)%
(2,114)	SPDR® Gold Shares	(51,186,282)	208.75	02/28/25	(25,833)
	(Premiums received $223,342)
	Total Written Options				(148,509)
	(Premiums received $400,271)
	Net Other Assets and Liabilities — 0.1%				53,374
	Net Assets — 100.0%				$51,381,943

(a)	All or a portion of this security is segregated as collateral for the options written. At December 31, 2024, the segregated value of this security amounts to $9,239,132.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of December 31, 2024.
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Portfolio of Investments (Continued)
December 31, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

ASSETS TABLE
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$48,679,296	$—	$48,679,296	$—
Money Market Funds	268,043	268,043	—	—
Total Investments	48,947,339	268,043	48,679,296	—
Purchased Options	2,529,739	—	2,529,739	—
Total	$51,477,078	$268,043	$51,209,035	$—

LIABILITIES TABLE
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(148,509)	$—	$(148,509)	$—
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statement of Assets and Liabilities
December 31, 2024

ASSETS:
Investments, at value	$48,947,339
Options contracts purchased, at value	2,529,739
Cash	15,392
Due from broker	304
Cash segregated as collateral	68,427
Dividends receivable	5,253
Total Assets	51,566,454

LIABILITIES:
Options contracts written, at value	148,509
Investment advisory fees payable	36,002
Total Liabilities	184,511
NET ASSETS	$51,381,943

NET ASSETS consist of:
Paid-in capital	$51,890,737
Par value	28,000
Accumulated distributable earnings (loss)	(536,794)
NET ASSETS	$51,381,943
NET ASSET VALUE, per share	$18.35
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,800,002
Investments, at cost	$48,929,252
Premiums paid on options contracts purchased	$3,348,120
Premiums received on options contracts written	$400,271
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statement of Operations
For the Year Ended December 31, 2024

INVESTMENT INCOME:
Interest	$1,397,157
Dividends	60,479
Total investment income	1,457,636

EXPENSES:
Investment advisory fees	281,015
Total expenses	281,015
NET INVESTMENT INCOME (LOSS)	1,176,621

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	512
Purchased options contracts	5,362,457
Written options contracts	(14,202)
Net realized gain (loss)	5,348,767
Net change in unrealized appreciation (depreciation) on:
Investments	14,264
Purchased options contracts	(851,087)
Written options contracts	85,988
Net change in unrealized appreciation (depreciation)	(750,835)
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,597,932
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,774,553
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statements of Changes in Net Assets

	Year Ended 12/31/2024	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$1,176,621	$678,040
Net realized gain (loss)	5,348,767	1,984,835
Net change in unrealized appreciation (depreciation)	(750,835)	9,798
Net increase (decrease) in net assets resulting from operations	5,774,553	2,672,673

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(6,419,384)	(2,765,606)
Return of capital	(703,650)	(491,828)
Total distributions to shareholders	(7,123,034)	(3,257,434)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	43,702,313	29,030,258
Cost of shares redeemed	(20,127,734)	(12,168,255)
Net increase (decrease) in net assets resulting from shareholder transactions	23,574,579	16,862,003
Total increase (decrease) in net assets	22,226,098	16,277,242

NET ASSETS:
Beginning of period	29,155,845	12,878,603
End of period	$51,381,943	$29,155,845

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,550,002	700,002
Shares sold	2,250,000	1,500,000
Shares redeemed	(1,000,000)	(650,000)
Shares outstanding, end of period	2,800,002	1,550,002
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Year Ended December 31,			Period Ended 12/31/2021 (a)
	2024	2023	2022
Net asset value, beginning of period	$18.81	$18.40	$18.93	$19.99
Income from investment operations:
Net investment income (loss)	0.77 (b)	0.74 (b)	0.08	(0.08)
Net realized and unrealized gain (loss)	3.37	1.64	(0.54)	(0.98)
Total from investment operations	4.14	2.38	(0.46)	(1.06)
Distributions paid to shareholders from:
Net investment income	(4.15)	(1.67)	(0.05)	—
Return of capital	(0.45)	(0.30)	(0.02)	—
Total distributions	(4.60)	(1.97)	(0.07)	—
Net asset value, end of period	$18.35	$18.81	$18.40	$18.93
Total return (c)	21.87%	13.15%	(2.41)%	(5.30)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$51,382	$29,156	$12,879	$17,980
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90%	0.90% (e)
Ratio of net investment income (loss) to average net assets	3.77% (d)	3.82%	0.37%	(0.87)% (e)
Portfolio turnover rate (f)	0%	0%	0%	0%

(a)	Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2024

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “BGLD” on Cboe BZX Exchange, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® Gold Trust (the “Underlying ETF”), up to a predetermined upside cap of 8.64% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -15% over the period from December 2, 2024 to February 28, 2025 (the “Target Outcome Period”). Prior to December 2, 2024, the Fund’s investment objective included an upside cap of 10.50%, 9.27%, 9.70% and 8.77% and a Target Outcome Period of December 1, 2023 to February 29, 2024, March 1, 2024 to May 31, 2024, June 3, 2024 to August 30, 2024 and September 3, 2024 to November 29, 2024, respectively. Under normal market conditions, the Fund will invest substantially all of its assets in U.S. Treasury securities, cash and cash equivalents, and in the shares of a wholly-owned subsidiary (the “Subsidiary”) that holds FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. The Subsidiary is wholly-owned by the Fund and is organized under the laws of the Cayman Islands. The Fund does not invest directly in FLEX Options on the Underlying ETF. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Fund will invest up to approximately 25% of its total assets in the Subsidiary. As of December 31, 2024 the Fund invested 22.76% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2024
the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
If the Fund’s investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of December 31, 2024, is included with the Fund’s Consolidated Portfolio of Investments.
B. Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
The Fund, through the Subsidiary, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the Subsidiary holds that reference the Underlying ETF will give the Subsidiary the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Subsidiary purchases or sells the option. The FLEX Options held by the Subsidiary are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.
When the Subsidiary writes (sells) an option, an amount equal to the premium received by the Subsidiary is included in “Options contracts written, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on written options is presented

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2024
separately as “Net realized gain (loss) on written options contracts” on the Consolidated Statement of Operations. When the Subsidiary purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Consolidated Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid annually, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal years ended December 31, 2024 and 2023 was as follows:

Distributions paid from:	2024	2023
Ordinary income	$6,419,384	$2,765,606
Capital gains	—	—
Return of capital	703,650	491,828
As of December 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(5,946)
Net unrealized appreciation (depreciation)	(543,078)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of December 31, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, the Fund had $492 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2024
During the fiscal year ended December 31, 2024, the Fund utilized $127 of non-expiring capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the Fund had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Consolidated Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatment of net investment income from the Subsidiary. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2024, the adjustments for the Fund were as follows:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
$5,348,640	$(5,348,640)	$—
As of December 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$51,871,647	$275,303	$(818,381)	$(543,078)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund and the Subsidiary including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2024
annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%
The Subsidiary does not pay First Trust a separate management fee.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of the Fund’s assets and will pay Vest for its services as the Fund’s sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments, derivatives, and in-kind transactions, were $0 and $0, respectively.
For the fiscal year ended December 31, 2024, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Subsidiary at December 31, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Options contracts	Commodity Risk	Options contracts purchased, at value	$2,529,739	Options contracts written, at value	$148,509

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2024
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended December 31, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$5,362,457
Written options contracts	(14,202)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(851,087)
Written options contracts	85,988
During the fiscal year ended December 31, 2024, the premiums for purchased options contracts opened were $10,173,589 and the premiums for purchased options contracts closed, exercised and expired were $8,938,666.
During the fiscal year ended December 31, 2024, the premiums for written options contracts opened were $1,148,623 and the premiums for written options contracts closed, exercised and expired were $1,071,505.
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Consolidated Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2024
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2026.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”), one of the funds constituting the First Trust Exchange-Traded Fund, as of December 31, 2024, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for the years ended December 31, 2024, 2023, and 2022, and the period from January 20, 2021 (commencement of investment operations) through December 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended December 31, 2024, 2023, and 2022, and the period from January 20, 2021 (commencement of investment operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 24, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2024 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the fiscal year ended December 31, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the fiscal year ended December 31, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $13,005. This figure is comprised of $524 paid (or to be paid) in fixed compensation and $12,481 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include $6,817 paid (or to be paid) to senior management of First Trust Advisors L.P. and $6,188 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Fund (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Fund.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.

Other Information (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2024 (Unaudited)
Federal Tax Information
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Fund qualify for the dividends received deduction available to corporations and are hereby designated as qualified dividend income:

Dividends Received Deduction	Qualified Dividend Income
0.00%	0.00%
Distributions paid to foreign shareholders during the Fund’s fiscal year ended December 31, 2024 that were properly designated by the Fund as “interest-related dividends” or “short-term capital gain dividends,” may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.
Disclaimer
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

Annual Consolidated Financial Statements and Other Information
For the Year Ended December 31, 2024

First Trust Exchange-Traded Fund

FT Vest Gold Strategy Target Income ETF® (IGLD)

FT Vest Gold Strategy Target Income ETF® (IGLD)
Annual Consolidated Financial Statements and Other Information
December 31, 2024
Performance and Risk Disclosure
There is no assurance that FT Vest Gold Strategy Target Income ETF® (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Portfolio of Investments
December 31, 2024

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 145.3%
$197,300,100	U.S. Treasury Bill (a)	(b)	11/28/25	$190,151,809
	(Cost $189,850,930)

Shares	Description	Value
MONEY MARKET FUNDS — 2.4%
3,188,883	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (c)	3,188,883
	(Cost $3,188,883)
	Total Investments — 147.7%	193,340,692
	(Cost $193,039,813)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.3%
	Call Options Purchased — 0.3%
5,360	SPDR® Gold Shares	$129,781,680	$367.50	11/28/25	402,000
	(Cost $669,908)
WRITTEN OPTIONS — (46.7)%
	Call Options Written — (0.7)%
(2,148)	SPDR® Gold Shares	(52,009,524)	242.13	01/31/25	(900,012)
	(Premiums received $896,680)
	Put Options Written — (46.0)%
(5,360)	SPDR® Gold Shares	(129,781,680)	367.50	11/28/25	(60,208,880)
	(Premiums received $57,750,649)
	Total Written Options				(61,108,892)
	(Premiums received $58,647,329)
	Net Other Assets and Liabilities — (1.3)%				(1,736,758)
	Net Assets — 100.0%				$130,897,042

(a)	All or a portion of this security is segregated as collateral for the options written. At December 31, 2024, the segregated value of this security amounts to $84,891,705.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of December 31, 2024.
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Portfolio of Investments (Continued)
December 31, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

ASSETS TABLE
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$190,151,809	$—	$190,151,809	$—
Money Market Funds	3,188,883	3,188,883	—	—
Total Investments	193,340,692	3,188,883	190,151,809	—
Purchased Options	402,000	—	402,000	—
Total	$193,742,692	$3,188,883	$190,553,809	$—

LIABILITIES TABLE
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(61,108,892)	$—	$(61,108,892)	$—
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statement of Assets and Liabilities
December 31, 2024

ASSETS:
Investments, at value	$193,340,692
Options contracts purchased, at value	402,000
Cash	169
Due from broker	26,574
Cash segregated as collateral	89,224
Receivables:
Investment securities sold	900,133
Dividends	26,420
Capital shares sold	117
Total Assets	194,785,329

LIABILITIES:
Options contracts written, at value	61,108,892
Payables:
Investment securities purchased	1,740,646
Capital shares redeemed	941,684
Investment advisory fees	97,065
Total Liabilities	63,888,287
NET ASSETS	$130,897,042

NET ASSETS consist of:
Paid-in capital	$132,157,847
Par value	69,500
Accumulated distributable earnings (loss)	(1,330,305)
NET ASSETS	$130,897,042
NET ASSET VALUE, per share	$18.83
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	6,950,002
Investments, at cost	$193,039,813
Premiums paid on options contracts purchased	$669,908
Premiums received on options contracts written	$58,647,329
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statement of Operations
For the Year Ended December 31, 2024

INVESTMENT INCOME:
Interest	$6,680,430
Dividends	86,124
Total investment income	6,766,554

EXPENSES:
Investment advisory fees	903,248
Total expenses	903,248
NET INVESTMENT INCOME (LOSS)	5,863,306

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(9,492)
Purchased options contracts	(554,009)
Written options contracts	15,435,967
Net realized gain (loss)	14,872,466
Net change in unrealized appreciation (depreciation) on:
Investments	(81,019)
Purchased options contracts	(445,697)
Written options contracts	(3,203,120)
Net change in unrealized appreciation (depreciation)	(3,729,836)
NET REALIZED AND UNREALIZED GAIN (LOSS)	11,142,630
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,005,936
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statements of Changes in Net Assets

	Year Ended 12/31/2024	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$5,863,306	$3,561,142
Net realized gain (loss)	14,872,466	781,197
Net change in unrealized appreciation (depreciation)	(3,729,836)	1,202,792
Net increase (decrease) in net assets resulting from operations	17,005,936	5,545,131

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(19,955,595)	(3,928,684)
Return of capital	(3,669,043)	(1,160,039)
Total distributions to shareholders	(23,624,638)	(5,088,723)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	66,370,997	50,580,985
Cost of shares redeemed	(13,678,173)	(4,784,237)
Net increase (decrease) in net assets resulting from shareholder transactions	52,692,824	45,796,748
Total increase (decrease) in net assets	46,074,122	46,253,156

NET ASSETS:
Beginning of period	84,822,920	38,569,764
End of period	$130,897,042	$84,822,920

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,400,002	2,050,002
Shares sold	3,250,000	2,600,000
Shares redeemed	(700,000)	(250,000)
Shares outstanding, end of period	6,950,002	4,400,002
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Year Ended December 31,			Period Ended 12/31/2021 (a)
	2024	2023	2022
Net asset value, beginning of period	$19.28	$18.81	$20.31	$20.14
Income from investment operations:
Net investment income (loss)	1.11 (b)	1.04 (b)	0.14	(0.08)
Net realized and unrealized gain (loss)	2.37	0.94	(0.79)	0.71
Total from investment operations	3.48	1.98	(0.65)	0.63
Distributions paid to shareholders from:
Net investment income	(3.32)	(1.17)	—	—
Return of capital	(0.61)	(0.34)	(0.85)	(0.46)
Total distributions	(3.93)	(1.51)	(0.85)	(0.46)
Net asset value, end of period	$18.83	$19.28	$18.81	$20.31
Total return (c)	18.80%	10.95%	(3.26)%	3.14%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$130,897	$84,823	$38,570	$31,476
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	5.52%	5.47%	0.69%	(0.76)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is March 2, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2024

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Vest Gold Strategy Target Income ETF® (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “IGLD” on Cboe BZX Exchange, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to seek to deliver participation in the price returns of the SPDR® Gold Trust (the “Underlying ETF”) while providing a consistent level of income. The Fund’s investments principally include short-term U.S. Treasury securities, cash and cash equivalents, and the shares of a wholly-owned subsidiary (the “Subsidiary”) that holds FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. In seeking to achieve its objective, the Fund, through the Subsidiary, will generally purchase or sell FLEX Options. In combination, the purchased call and sold put options generally provide exposure to price returns of the Underlying ETF both on the upside and downside. The Subsidiary is wholly-owned by the Fund and is organized under the laws of the Cayman Islands. The Fund may invest up to 25% of its total assets in the Subsidiary. As of December 31, 2024, the Fund invested 19.22% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2024
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
If the Fund’s investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of December 31, 2024, is included with the Fund’s Consolidated Portfolio of Investments.
B. Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
The Fund, through the Subsidiary, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the Subsidiary holds that reference the Underlying ETF will give the Subsidiary the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Subsidiary purchases or sells the option. The FLEX Options held by the Subsidiary are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.
When the Subsidiary writes (sells) an option, an amount equal to the premium received by the Subsidiary is included in “Options contracts written, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options contracts” on the Consolidated Statement of Operations. When the Subsidiary purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2024
contracts purchased, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Consolidated Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal years ended December 31, 2024 and 2023 was as follows:

Distributions paid from:	2024	2023
Ordinary income	$19,955,595	$3,928,684
Capital gains	—	—
Return of capital	3,669,043	1,160,039
As of December 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(52,826)
Net unrealized appreciation (depreciation)	(2,412,059)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of December 31, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, the Fund had $32,339 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2024
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the Fund had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Consolidated Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatment of net investment income from the Subsidiary. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2024, the adjustments for the Fund were as follows:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
$14,877,164	$(14,877,164)	$—
As of December 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$135,045,859	$321,366	$(2,733,425)	$(2,412,059)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund and the Subsidiary including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2024
Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
The Subsidiary does not pay First Trust a separate management fee.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of the Fund’s assets and will pay Vest for its services as the Fund’s sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments, derivatives, and in-kind transactions, were $0 and $0, respectively.
For the fiscal year ended December 31, 2024, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Subsidiary at December 31, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Options contracts	Commodity Risk	Options contracts purchased, at value	$402,000	Options contracts written, at value	$61,108,892

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2024
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended December 31, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(554,009)
Written options contracts	15,435,967
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(445,697)
Written options contracts	(3,203,120)
During the fiscal year ended December 31, 2024, the premiums for purchased options contracts opened were $815,476 and the premiums for purchased options contracts closed, exercised and expired were $620,697.
During the fiscal year ended December 31, 2024, the premiums for written options contracts opened were $82,145,304 and the premiums for written options contracts closed, exercised and expired were $60,084,936.
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Consolidated Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2024
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2026.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of FT Vest Gold Strategy Target Income ETF® (the “Fund”), one of the funds constituting the First Trust Exchange-Traded Fund, as of December 31, 2024, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for the years ended December 31, 2024, 2023, and 2022, and the period from March 2, 2021 (commencement of investment operations) through December 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended December 31, 2024, 2023, and 2022, and the period from March 2, 2021 (commencement of investment operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 24, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2024 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the fiscal year ended December 31, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the fiscal year ended December 31, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including FT Vest Gold Strategy Target Income ETF® (the “Fund”), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $44,261. This figure is comprised of $1,784 paid (or to be paid) in fixed compensation and $42,477 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include $23,202 paid (or to be paid) to senior management of First Trust Advisors L.P. and $21,059 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Fund (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Fund.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.

Other Information (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2024 (Unaudited)
Federal Tax Information
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Fund qualify for the dividends received deduction available to corporations and are hereby designated as qualified dividend income:

Dividends Received Deduction	Qualified Dividend Income
0.00%	0.00%
Distributions paid to foreign shareholders during the Fund’s fiscal year ended December 31, 2024 that were properly designated by the Fund as “interest-related dividends” or “short-term capital gain dividends,” may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.
Disclaimer
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

Annual Financial Statements and Other Information
For the Year Ended December 31, 2024

First Trust Exchange-Traded Fund

First Trust WCM Developing World Equity ETF (WCME)
First Trust WCM International Equity ETF (WCMI)

First Trust Exchange-Traded Fund
Annual Financial Statements and Other Information
December 31, 2024
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust WCM Developing World Equity ETF (WCME)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.1%
	Bermuda — 3.2%
401	Credicorp Ltd.	$73,511
	Brazil — 12.5%
52,959	B3 S.A. - Brasil Bolsa Balcao (BRL)	88,467
158,802	Hapvida Participacoes e Investimentos S.A. (BRL) (c) (d) (e)	57,322
17,686	Rumo S.A. (BRL)	51,073
21,566	TOTVS S.A. (BRL)	93,380
		290,242
	Canada — 1.7%
3,388	Ivanhoe Mines Ltd., Class A (CAD) (d)	40,210
	Cayman Islands — 6.4%
7,156	Shenzhou International Group Holdings Ltd. (HKD)	57,126
1,715	Tencent Holdings Ltd. (HKD)	92,080
		149,206
	Hong Kong — 6.4%
10,559	AIA Group Ltd. (HKD)	76,541
1,871	Hong Kong Exchanges & Clearing Ltd. (HKD)	71,018
		147,559
	Hungary — 2.7%
2,371	Richter Gedeon Nyrt (HUF)	62,083
	India — 7.1%
1,672	HDFC Bank Ltd., ADR	106,774
1,969	ICICI Bank Ltd., ADR	58,794
		165,568
	Indonesia — 1.2%
45,344	Bank Central Asia Tbk PT (IDR)	27,257
	Japan — 3.8%
13,600	Nippon Paint Holdings Co., Ltd. (JPY)	88,465
	Luxembourg — 1.8%
200	Globant S.A. (d)	42,884
	Malaysia — 3.1%
44,300	IHH Healthcare Bhd (MYR)	72,323
	Mexico — 5.9%
4,649	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	81,725
34,597	Megacable Holdings S.A.B. de C.V. (MXN)	56,265
		137,990
Shares	Description	Value

	Netherlands — 3.9%
35	Adyen N.V. (EUR) (c) (d) (e)	$52,098
67	ASM International N.V. (EUR)	38,782
		90,880
	Panama — 2.3%
605	Copa Holdings S.A., Class A	53,167
	Singapore — 5.0%
4,377	United Overseas Bank Ltd. (SGD)	116,440
	South Africa — 3.9%
3,974	Bid Corp., Ltd. (ZAR)	90,672
	South Korea — 2.8%
86	Samsung Electronics Co., Ltd., GDR (e)	64,552
	Sweden — 2.6%
3,473	Epiroc AB, Class A (SEK)	60,442
	Taiwan — 11.7%
14,798	Feng TAY Enterprise Co., Ltd. (TWD)	60,033
6,490	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	212,806
		272,839
	United Kingdom — 3.4%
596	AstraZeneca PLC (GBP)	78,105
	United States — 7.7%
2,818	Coupang, Inc. (d)	61,940
483	Exxon Mobil Corp.	51,956
38	MercadoLibre, Inc. (d)	64,617
		178,513

	Total Investments — 99.1%	2,302,908
	(Cost $2,273,281)
	Net Other Assets and Liabilities — 0.9%	20,302
	Net Assets — 100.0%	$2,323,210

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

See Notes to Financial Statements

First Trust WCM Developing World Equity ETF (WCME)
Portfolio of Investments (Continued)
December 31, 2024
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
GDR	– Global Depositary Receipt
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
SEK	– Swedish Krona
SGD	– Singapore Dollar
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
USD	25.1%
HKD	12.9
BRL	12.6
TWD	11.9
MXN	6.0
SGD	5.1
EUR	4.0
ZAR	3.9
JPY	3.8
GBP	3.4
MYR	3.1
HUF	2.7
SEK	2.6
CAD	1.7
IDR	1.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,302,908	$ 2,302,908	$ —	$ —

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust WCM International Equity ETF (WCMI)
Portfolio of Investments
December 31, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 97.1%
	Brazil — 3.9%
543,099	B3 S.A. - Brasil Bolsa Balcao (BRL)	$907,238
283,021	TOTVS S.A. (BRL)	1,225,477
		2,132,715
	Canada — 5.0%
19,594	Canadian National Railway Co. (CAD)	1,989,729
59,793	Ivanhoe Mines Ltd., Class A (CAD) (c)	709,638
		2,699,367
	Cayman Islands — 3.6%
7,836	Sea Ltd., ADR (c)	831,399
139,538	Shenzhou International Group Holdings Ltd. (HKD)	1,113,911
		1,945,310
	France — 6.8%
2,221	LVMH Moet Hennessy Louis Vuitton SE (EUR)	1,462,047
8,996	Pernod Ricard S.A. (EUR)	1,015,718
6,112	Sartorius Stedim Biotech (EUR)	1,194,682
		3,672,447
	Germany — 5.6%
40,596	Hensoldt AG (EUR)	1,450,773
30,474	Siemens Healthineers AG (EUR) (d) (e)	1,616,206
		3,066,979
	India — 3.3%
28,110	HDFC Bank Ltd., ADR	1,795,105
	Ireland — 3.9%
2,078	Accenture PLC, Class A	731,020
3,794	Aon PLC, Class A	1,362,653
		2,093,673
	Japan — 6.3%
30,135	GMO Payment Gateway, Inc. (JPY)	1,526,621
1,500	Keyence Corp. (JPY)	616,130
198,800	Nippon Paint Holdings Co., Ltd. (JPY)	1,293,157
		3,435,908
	Mexico — 3.6%
66,891	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	1,175,878
485,822	Megacable Holdings S.A.B. de C.V. (MXN)	790,092
		1,965,970
Shares	Description	Value

	Netherlands — 4.4%
1,004	Adyen N.V. (EUR) (c) (d) (e)	$1,494,472
1,504	ASM International N.V. (EUR)	870,565
		2,365,037
	Singapore — 4.7%
96,413	United Overseas Bank Ltd. (SGD)	2,564,848
	Spain — 3.1%
122,504	Iberdrola S.A. (EUR)	1,687,715
	Sweden — 4.9%
227,009	Bravida Holding AB (SEK) (d) (e)	1,643,499
59,660	Epiroc AB, Class A (SEK)	1,038,294
		2,681,793
	Taiwan — 3.2%
53,467	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	1,753,177
	United Kingdom — 27.3%
39,673	AstraZeneca PLC, ADR	2,599,375
48,500	Compass Group PLC (GBP)	1,616,282
71,994	GSK PLC (GBP)	1,213,585
365,804	Haleon PLC (GBP)	1,728,294
12,139	London Stock Exchange Group PLC (GBP)	1,714,951
140,041	Persimmon PLC (GBP)	2,100,291
19,773	Spirax Group PLC (GBP)	1,696,865
164,957	Wise PLC, Class A (GBP) (c)	2,201,382
		14,871,025
	United States — 7.5%
9,961	Exxon Mobil Corp.	1,071,505
2,582	Mastercard, Inc., Class A	1,359,603
7,891	Veeva Systems, Inc., Class A (c)	1,659,083
		4,090,191

	Total Investments — 97.1%	52,821,260
	(Cost $50,884,092)
	Net Other Assets and Liabilities — 2.9%	1,578,996
	Net Assets — 100.0%	$54,400,256

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
See Notes to Financial Statements

First Trust WCM International Equity ETF (WCMI)
Portfolio of Investments (Continued)
December 31, 2024
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
MXN	– Mexican Peso
SEK	– Swedish Krona
SGD	– Singapore Dollar
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
GBP	23.2%
USD	21.6
EUR	20.4
JPY	6.5
CAD	5.1
SEK	5.1
SGD	4.9
BRL	4.1
MXN	3.7
TWD	3.3
HKD	2.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 52,821,260	$ 52,821,260	$ —	$ —

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
December 31, 2024

	First Trust WCM Developing World Equity ETF (WCME)	First Trust WCM International Equity ETF (WCMI)
ASSETS:
Investments, at value	$2,302,908	$52,821,260
Cash	41,439	922,219
Due from authorized participant	—	1,760,439
Receivables:
Dividends	1,248	30,784
Reclaims	480	42,985
Investment securities sold	—	1,612,216
Interest	—	820
Total Assets	2,346,075	57,190,723

LIABILITIES:
Due to custodian foreign currency	—	270
Payables:
Investment advisory fees	1,932	35,783
Investment securities purchased	—	2,723,595
Other liabilities	20,933	30,819
Total Liabilities	22,865	2,790,467
NET ASSETS	$2,323,210	$54,400,256

NET ASSETS consist of:
Paid-in capital	$2,550,843	$53,074,402
Par value	1,813	41,504
Accumulated distributable earnings (loss)	(229,446)	1,284,350
NET ASSETS	$2,323,210	$54,400,256
NET ASSET VALUE, per share	$12.81	$13.11
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	181,339 (a)	4,150,443 (b)
Investments, at cost	$2,273,281	$50,884,092
Foreign currency, at cost (proceeds)	$—	$(274)

(a)
First Trust WCM Developing World Equity ETF (the “Fund”) acquired all of the assets and liabilities of the WCM Developing
World Equity Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on October 4, 2024.
Performance and financial history of the Predecessor Fund’s Institutional Class Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Institutional
Class Shares for the period January 1, 2024 up through the reorganization. Prior to the reorganization on October 7, 2024, the
Fund converted all Investor Class Shares to Institutional Class Shares. This was a tax-free exchange. The Investor Class Shares were terminated.

(b)
First Trust WCM International Equity ETF  (the “Fund”) acquired all of the assets and liabilities of the WCM International Equity
Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on October 4, 2024. Performance and financial history of the Predecessor Fund’s Institutional Class Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Institutional Class Shares for the
period January 1, 2024 up through the reorganization. Prior to the reorganization on October 7, 2024, the Fund converted all
Investor Class Shares to Institutional Class Shares. This was a tax-free exchange. The Investor Class Shares were terminated.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Year Ended December 31, 2024

	First Trust WCM Developing World Equity ETF (WCME) (a)	First Trust WCM International Equity ETF (WCMI) (b)
INVESTMENT INCOME:
Dividends	$48,810	$1,951,605
Interest	1,863	144,645
Foreign withholding tax	(3,463)	(104,020)
Total investment income	47,210	1,992,230

EXPENSES:
Accounting and administration fees	88,901	148,743
Registration and filing fees	38,089	34,849
Custodian fees	30,279	54,981
Transfer agent fees	26,593	32,764
Investment advisory fees	19,171	658,378
Legal fees	7,130	13,017
Shareholder reporting fees	7,046	80,742
Trustees’ fees and expenses	6,981	9,548
Distribution fees	213	1,597
Excise tax expense	63	—
Audit and tax fees	—	550
Interest expense	—	13,709
Other expenses	13,083	15,227
Total expenses	237,549	1,064,105
Less fees waived by the investment advisor	(218,094)	(390,147)
Net expenses	19,455	673,958
NET INVESTMENT INCOME (LOSS)	27,755	1,318,272

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	25,069	3,463,835
In-kind redemptions	—	5,578,107
Foreign currency transactions	(1,763)	(20,654)
Foreign capital gains tax	(3,756)	—
Net realized gain (loss)	19,550	9,021,288
Net change in unrealized appreciation (depreciation) on:
Investments	(95,690)	(6,562,734)
Foreign currency translation	(8)	(1,108)
Deferred foreign capital gains tax	1,698	—
Net change in unrealized appreciation (depreciation)	(94,000)	(6,563,842)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(74,450)	2,457,446
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,695)	$3,775,718

(a)	Results for periods prior to October 7, 2024 are for WCM Developing World Equity Fund - Institutional Class. See Note 4 in the Notes to Financial Statements.
(b)	Results for periods prior to October 7, 2024 are for WCM International Equity Fund - Institutional Class. See Note 4 in the Notes to Financial Statements.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust WCM Developing World Equity ETF (WCME)		First Trust WCM International Equity ETF (WCMI)
	Year Ended 12/31/2024 (a)	Year Ended 12/31/2023 (a)	Year Ended 12/31/2024 (b)	Year Ended 12/31/2023 (b)
OPERATIONS:
Net investment income (loss)	$27,755	$26,860	$1,318,272	$817,121
Net realized gain (loss)	19,550	(53,995)	9,021,288	3,155,733
Net change in unrealized appreciation (depreciation)	(94,000)	163,693	(6,563,842)	5,476,460
Net increase (decrease) in net assets resulting from operations	(46,695)	136,558	3,775,718	9,449,314

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(12,258)	(28,943)	(6,730,371)	(2,756,423)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	894,420	94,881	27,181,392	23,429,580
Reinvestment of distributions	—	27,320	—	2,737,033
Cost of shares redeemed	(408,185)	(210,515)	(56,719,129)	(5,280,623)
Proceeds from shares sold (Investor Class)	5,896	223,526	431,544	417,611
Reinvestment of distributions (Investor Class)	—	1,623	—	19,200
Cost of shares redeemed (Investor Class)	(180,418)	(390,910)	(1,123,450)	(179,470)
Net increase (decrease) in net assets resulting from shareholder transactions	311,713	(254,075)	(30,229,643)	21,143,331
Total increase (decrease) in net assets	252,760	(146,460)	(33,184,296)	27,836,222

NET ASSETS:
Beginning of period	2,070,450	2,216,910	87,584,552	59,748,330
End of period	$2,323,210	$2,070,450	$54,400,256	$87,584,552

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	148,329	155,628	5,950,747	4,482,048
Shares sold	64,493	7,415	1,910,623	1,640,509
Shares reinvested	—	2,227	—	197,193
Shares redeemed	(31,483)	(16,941)	(3,710,927)	(369,003)
Shares outstanding, end of period	181,339	148,329	4,150,443	5,950,747
Shares outstanding, beginning of period (Investor Class)	13,238	26,497	42,949	24,499
Shares sold (Investor Class)	458	17,642	29,479	29,606
Shares reinvested (Investor Class)	—	132	—	1,390
Shares redeemed (Investor Class)	(13,696)	(31,033)	(72,428)	(12,546)
Shares outstanding, end of period (Investor Class)	—	13,238	—	42,949
Total Shares outstanding, end of period	181,339	148,329	4,150,443	5,950,747

(a)
First Trust WCM Developing World Equity ETF (the “Fund”) acquired all of the assets and liabilities of the WCM Developing World Equity
Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on October 4, 2024. Performance and financial history of the Predecessor Fund’s Institutional Class Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Institutional Class Shares for the period January 1, 2024 up through the reorganization. Prior to the reorganization on October 7, 2024, the Fund converted all Investor Class Shares into Institutional Class Shares. This was a tax-free exchange. The Investor Class Shares were terminated.

(b)
First Trust WCM International Equity ETF  (the “Fund”) acquired all of the assets and liabilities of the WCM International Equity Fund
(“Predecessor Fund”) in a reorganization that occurred as of the close of business on October 4, 2024. Performance and financial history of the
Predecessor Fund’s Institutional Class Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Institutional Class Shares for the period January 1, 2024 up through the reorganization. Prior to the reorganization on October 7, 2024, the Fund converted all Investor Class Shares into Institutional Class Shares. This was a tax-free exchange. The Investor Class Shares were terminated.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust WCM Developing World Equity ETF (WCME)

	Year Ended December 31,		For the Period 5/1/2022 through 12/31/2022(a) (b)	Year Ended April 30,		Period Ended 4/30/2020(a) (c)
	2024(a)	2023(a)		2022(a)	2021(a)

Net asset value, beginning of period	$12.82	$12.18	$12.88	$15.15	$10.99	$10.00
Income from investment operations:
Net investment income (loss) (d)	0.19	0.15	0.09	0.06	—	0.03
Net realized and unrealized gain (loss)	(0.13)	0.68	(0.63)	(1.85)	4.60	0.96
Total from investment operations	0.06	0.83	(0.54)	(1.79)	4.60	0.99
Distributions paid to shareholders from:
From net investment income	(0.07)	(0.19)	(0.16)	(0.01)	(0.03)	—
From net realized gain	—	—	—	(0.47)	(0.41)	—
Total distributions	(0.07)	(0.19)	(0.16)	(0.48)	(0.44)	—
Net asset value, end of period	$12.81	$12.82	$12.18	$12.88	$15.15	$10.99
Total return (e)	0.45%	6.86%	(4.22)%	(12.06)%	41.73%	10.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,323	$1,901	$1,896	$2,767	$1,495	$571
Ratio of total expenses to average net assets	12.30%	15.41% (f)	13.75% (g)	13.00%	31.88%	70.89% (g)
Ratio of net expenses to average net assets	1.01% (h)	1.19% (f) (i)	1.25% (g)	1.25%	1.25%	1.25% (g)
Ratio of net investment income (loss) to average net assets	1.44%	1.23%	1.18% (g)	0.40%	0.01%	3.56% (g)
Portfolio turnover rate (j)	85%	46%	30%	67%	41%	6%

(a)
Results for periods prior to October 7, 2024 are for WCM Developing World Equity Fund - Institutional Class. See Note 4 in the Notes to
Financial Statements. The advisor prior to October 7, 2024 was WCM Investment Management, LLC.

(b)	Fiscal year end changed to December 31, effective December 14, 2022.
(c)	Commenced investment operations on March 31, 2020.
(d)	Based on average shares outstanding.
(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(f)	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2023.
(g)	Annualized.
(h)	Effective October 7, 2024, there is no longer a fee waiver.
(i)
Effective October 1, 2023, the investment advisor to the Predecessor Funds contractually agreed to limit the annual operating expenses to 0.95%.
Prior to October 1, 2023, the investment advisor to the Predecessor Funds had contractually agreed to limit the annual operating expenses to
1.25%.

(j)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust WCM International Equity ETF (WCMI)

	Year Ended December 31,		For the Period 5/1/2022 through 12/31/2022(a) (b)	Year Ended April 30,		Period Ended 4/30/2020(a) (c)
	2024(a)	2023(a)		2022(a)	2021(a)

Net asset value, beginning of period	$14.61	$13.26	$13.66	$14.92	$10.92	$10.00
Income from investment operations:
Net investment income (loss) (d)	0.26	0.16	—	0.07	0.01	0.01
Net realized and unrealized gain (loss)	0.25	1.65	(0.40)	(0.89)	4.23	0.91
Total from investment operations	0.51	1.81	(0.40)	(0.82)	4.24	0.92
Distributions paid to shareholders from:
From net investment income	(0.39)	(0.13)	(0.00) (e)	(0.03)	(0.02)	—
From net realized gain	(1.62)	(0.33)	(0.00) (e)	(0.41)	(0.22)	—
Total distributions	(2.01)	(0.46)	(0.00)	(0.44)	(0.24)	—
Net asset value, end of period	$13.11	$14.61	$13.26	$13.66	$14.92	$10.92
Total return (f)	3.48%	13.83%	(2.90)%	(5.74)%	38.83%	9.30%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$54,400	$86,960	$59,425	$4,731	$2,751	$596
Ratio of total expenses to average net assets	1.39%	1.48%	2.73% (g)	7.67%	29.54%	69.05% (g)
Ratio of net expenses to average net assets excluding interest expense	0.86% (h)	1.03% (i)	1.25% (g) (j)	1.25%	1.25%	1.25% (g)
Ratio of net investment income (loss) to average net assets	1.72%	1.13%	0.04% (g)	0.50%	0.08%	1.18% (g)
Portfolio turnover rate (k)	65%	39%	20%	59%	19%	9%

(a)
Results for periods prior to October 7, 2024 are for WCM International Equity Fund - Institutional Class. See Note 4 in the Notes to Financial
Statements. The advisor prior to October 7, 2024 was WCM Investment Management, LLC.

(b)	Fiscal year end changed to December 31, effective December 14, 2022.
(c)	Commenced investment operations on March 31, 2020.
(d)	Based on average shares outstanding.
(e)	Amount represents less than $0.01.
(f)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(g)	Annualized.
(h)	Effective October 7, 2024, there is no longer a fee waiver.
(i)
Effective October 1, 2023, the investment advisor to the Predecessor Funds contractually agreed to limit the annual operating expenses to 0.85%.
Prior to October 1, 2023, the investment advisor to the Predecessor Funds had contractually agreed to limit the annual operating expenses to
1.10%.

(j)
Effective December 31, 2022, the investment advisor to the Predecessor Funds contractually agreed to limit the annual operating expenses to
1.10%. Prior to December 31, 2022, the investment advisor to the Predecessor Funds had contractually agreed to limit the annual operating expenses to 1.25%.

(k)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
December 31, 2024

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two Funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

First Trust WCM Developing World Equity ETF – (ticker “WCME”)
First Trust WCM International Equity ETF – (ticker “WCMI”)
On September 27, 2024, First Trust Advisors L.P. (“First Trust” or the “Advisor”) and WCM Investment Managmement, LLC (“WCM” or the “Sub-Advisor”) jointly announced the reorganizations of WCM Developing World Equity Fund and WCM International Equity Fund (the “Predecessor Funds” and each, a “Predecessor Fund”), into corresponding newly created series of the Trust, First Trust WCM Developing World Equity ETF and First Trust WCM International Equity ETF (the “Acquiring Funds” and each, an “Acquiring Fund”), respectively. Effective October 7, 2024, each Acquiring Fund acquired all of the assets and assumed all of the liabilities of its respective Predecessor Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees of the Fund on June 3, 2024.
WCME operates as a non-diversified series of the Trust. WCMI operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund is an actively managed exchange-traded fund representing a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
WCME’s investment objective is to seek to provide investors with long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in developing countries.
WCMI’s investment objective is to seek to provide investors with long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. domiciled companies / companies not located in the U.S.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid semi-annually, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust WCM Developing World Equity ETF	$12,258	$—	$—
First Trust WCM International Equity ETF	2,688,239	4,042,132	—
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2023 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust WCM Developing World Equity ETF	$28,943	$—	$—
First Trust WCM International Equity ETF	2,504,825	251,598	—
As of December 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust WCM Developing World Equity ETF	$5,121	$(203,938)	$(30,629)
First Trust WCM International Equity ETF	—	(32,558)	1,316,908
E. Income and Other Taxes
Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable periods April 30, 2021 and 2022, and December 31, 2022, 2023 and 2024 remain open to federal and state audit. As of December 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust WCM Developing World Equity ETF	$203,938
First Trust WCM International Equity ETF	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
During the taxable year ended December 31, 2024, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust WCM Developing World Equity ETF	$11,908
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust WCM International Equity ETF	$—	$279,456

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2024, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust WCM Developing World Equity ETF	$(5,456)	$5,519	$(63)
First Trust WCM International Equity ETF	(20,654)	(5,214,866)	5,235,520
As of December 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust WCM Developing World Equity ETF	$2,333,529	$226,864	$(257,485)	$(30,621)
First Trust WCM International Equity ETF	51,503,379	3,861,632	(2,543,751)	1,317,881
F. Expenses
Effective October 7, 2024, expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
Prior to October 7, 2024, expenses of each Predecessor Fund were allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
Effective October 7, 2024, First Trust serves as the investment advisor to the Funds. Prior to October 7, 2024, WCM served as investment advisor to the Predecessor Funds. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	WCME	WCMI
Fund net assets up to and including $2.5 billion	0.95000%	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%	0.78625%
Fund net assets greater than $10 billion	0.85500%	0.76500%
Prior to October 7, 2024, WCM served as each Predecessor Fund’s investment advisor. Under the terms of the investment advisory agreement with WCM, the Predecessor Funds paid a monthly investment advisory fee to WCM of 0.95% and 0.85% of the Predecessor Funds, respectively, average daily net assets. Effective October 7, 2024, WCM serves as each Fund’s sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of each Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of each Fund, the Advisor and WCM, First Trust will supervise WCM and its management of the investment of each Fund’s assets and will pay WCM for its services as each Fund’s sub-advisor a sub-advisory fee equal to 50% of the monthly management fee paid to the Advisor, less its share of each Fund’s expenses.
Prior to October 7, 2024, WCM agreed to waive fees and/or pay for operating expenses of the Predecessor Funds to limit the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) from exceeding 1.20% and 1.10% of average daily net assets for the Investor Class shares of the Predecessor Funds, respectively, and 0.95% and 0.85% of average daily net assets for the Institutional Class shares of the the Predecessor Funds, respectively. Any fees previously waived cannot be recovered.
Effective October 7, 2024, the Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Prior to October 7, 2024, UMB Fund Services, Inc. (“UMBFS”) served as each Predecessor Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) served as each Predecessor Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, served as each Predecessor Fund’s custodian.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
Prior to October 7, 2024, certain trustees and officers were employees of UMBFS or MFAC. Each Predecessor Fund did not compensate trustees and officers affiliated with each Fund’s co-administrators. Each Predecessor Fund allocated fees incurred to Trustees who were not affiliated with each Fund’s co-administrators.
Effective October 7, 2024, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Reorganization
On April 29, 2024, the Board of Trustees of the Predecessor Funds approved reorganizations into the Acquiring Funds, each an actively managed exchange-traded fund managed by First Trust and sub-advised by WCM. Effective October 7, 2024, each Fund acquired all of the assets and assumed all of the liabilities of its respective Predecessor Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees of the Fund on June 3, 2024. Prior to the reorganization, each Predecessor Fund converted all Investor Class Shares into Institutional Class Shares. This was a tax-free exchange. The Investor Class Shares were terminated. The Predecessor Funds are the accounting survivors. As a result, the historical information received from each of the Predecessor Funds was carried forward to the applicable Fund for U.S. GAAP and tax purposes.
Under the terms of reorganizations, which were tax-free, the assets of each Predecessor Fund were transferred to, and the liabilities of each Predecessor Fund were assumed by, the respective Acquiring Fund. The shareholders of each Predecessor Fund received shares of the respective Acquiring Fund with a value equal to the aggregate net asset value of the shares of the Predecessor Fund held by them.
5. Purchases and Sales of Securities
For the fiscal year ended December 31, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust WCM Developing World Equity ETF	$1,697,381	$1,840,762
First Trust WCM International Equity ETF	48,466,012	74,475,110
For the fiscal year ended December 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust WCM Developing World Equity ETF	$423,849	$—
First Trust WCM International Equity ETF	17,772,602	24,469,155
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2024
or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
Effective October 7, 2024, the Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
Prior to October 7, 2024, Natixis Distribution, LLC, an affiliate of WCM Investment Management, served as each Predecessor Fund’s distributor (the “Distributor”). Each Predecessor Fund had a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allowed each Predecessor Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provided for the payment of distribution fees at the annual rate of up to 0.25% of each Predecessor Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class shares did not pay any distribution fees.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before October 2, 2026. Prior to their conversion to Institutional Class Shares, the Investor Class Shares of each Acquired Fund paid 12b-1 fees.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust WCM Developing World Equity ETF and First Trust WCM International Equity ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund, including the portfolios of investments, as of December 31, 2024, the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, and the results of their operations, changes in their net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended December 31, 2023, and the financial highlights for the year ended December 31, 2023, for the eight months period ended December 31, 2022, and for each of the two years in the period ended April 30, 2022, and the period March 31, 2020 (commencement of investment operations) through April 30, 2020, were audited by other auditors whose report dated February 29, 2024, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 25, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund
December 31, 2024 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants from the Funds’ reorganization on October 7, 2024 through December 31, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund from the Funds’ reorganization on October 7, 2024 through December 31, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and WCM Investment Management, LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust WCM Developing World Equity ETF (WCME)
First Trust WCM International Equity ETF (WCMI)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on March 11, 2024. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2024 (Unaudited)
experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the March 11, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategies for the Funds. The Board considered that the Funds were being proposed in connection with reorganization transactions, pursuant to which each Fund would acquire the assets of an existing mutual fund advised by the Sub-Advisor with the same investment objective, strategies and policies and portfolio management team as proposed for the Fund (each a “Predecessor Fund” and collectively, the “Predecessor Funds”). The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board considered the historical investment performance of the Predecessor Funds, noting that each Fund would adopt the performance of its respective Predecessor Fund as a result of the reorganization transactions. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangements, WCME and WCMI would pay the Advisor a unitary fee starting at an annual rate of 0.95% and 0.85%, respectively, of its respective average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Groups, the Board discussed with representatives of the Advisor how the Expense Groups were assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statements that each Fund will be unique to the ETF market and the First Trust Fund Complex, but WCME will be most similar to another actively-managed ETF in the First Trust Fund Complex that has a unitary fee rate schedule starting at an annual rate of 0.95% of its average daily net assets and WCMI will be most similar to two other actively-managed ETFs in the First Trust Fund Complex that have unitary fee rate schedules starting at annual rates that range from 0.83% to 0.85% of their respective average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2024 (Unaudited)
that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor, noting that the assets to be acquired by WCMI from its Predecessor Fund currently exceed that level, and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board considered indirect benefits that may be realized by the Sub-Advisor from its relationship with the Funds, including soft-dollar arrangements, and considered a summary of such arrangements. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
For the taxable period ended December 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust WCM Developing World Equity ETF	12.98%
First Trust WCM International Equity ETF	7.39%
For the taxable period ended December 31, 2024, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust WCM Developing World Equity ETF	100.00%
First Trust WCM International Equity ETF	73.51%
Long-term capital gain distributions designated by the Funds are taxable at the applicable capital gain tax rates for federal income tax purposes. For the fiscal period ended December 31, 2024, the below Fund designated long-term capital gain distributions in the following amount:

Long-Term Capital Gain Distribution
First Trust WCM International Equity ETF	$4,042,132

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2024 (Unaudited)
The following Funds meet the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable period ended December 31, 2024, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
First Trust WCM Developing World Equity ETF	$45,677	$0.25	$7,196	$0.04
First Trust WCM International Equity ETF	1,873,791	0.45	103,449	0.02

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This statement is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 6, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 6, 2025

* Print the name and title of each signing officer under his or her signature.